Separate Account A

Forethought Life Insurance Company
Financial Statements
December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Forethought Life Insurance Company and Contract Owners of
Forethought Life Insurance Company
Separate Account A

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the underlying funds, which had net assets as of or during the year ended December 31, 2024, listed in Note 1 to the financial statements (the "Sub-Accounts") of Forethought Life Insurance Company Separate Account A (the "Separate Account") of Forethought Life Insurance Company as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, except for the Sub-Accounts included in the table below; the related statements of operations, statements of changes in net assets, and the financial highlights for the Sub-Accounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts comprising the Separate Account as of December 31, 2024, and the results of their operations for the year then ended (or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the four years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Sub-account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
American Century VP Growth Fund — Class II	For the period from January 1, 2024 through March 26, 2024	For the period from January 1, 2024 through March 26, 2024, and for the year ended December 31, 2023	For the period from January 1, 2024 through March 26, 2024, and for each of the three years in the period ended December 31, 2023
Delaware VIP Real Estate Securities — Class II	For the period from January 1, 2024 through April 30, 2024	For the period from January 1, 2024 through April 30, 2024, and for the year ended December 31, 2023	For the period from January 1, 2024 through April 30, 2024, and for each of the three years in the period ended December 31, 2023

The financial highlights for the year ended December 31, 2020 were audited by other auditors whose report, dated April 6, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with each Sub-Account's fund manager. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
April 14, 2025

We have served as the auditor of one or more separate accounts of Forethought Life Insurance Company since 2021.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets
December 31, 2024

	AB VPS Relative Value Portfolio	American Century VP Growth Fund (b)	American Funds Asset Allocation Fund	American Funds Capital Income Builder®	American Funds Capital World Growth and Income Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$43,049	$—	$2,416,194	$1,473,318	$1,045,081
Investment income receivable	—	—	—	—	—
Net assets	43,049	—	2,416,194	1,473,318	1,045,081
Net assets by category:
Accumulation reserves	43,049	—	2,416,194	1,473,318	1,045,081
Net assets	43,049	—	2,416,194	1,473,318	1,045,081
Units outstanding, December 31, 2024	1,948	—	124,654	96,205	49,617
Investments in shares of the Underlying Funds, at cost	$41,495	$—	$2,221,543	$1,223,142	$948,569
Underlying Fund shares held	1,395	—	95,088	119,200	69,302

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2024

	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds Managed Risk Asset Allocation Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$4,485,243	$22,548,269	$13,597,430	$1,831,486	$438,562,229
Investment income receivable	—	—	—	—	—
Net assets	4,485,243	22,548,269	13,597,430	1,831,486	438,562,229
Net assets by category:
Accumulation reserves	4,485,243	22,548,269	13,597,430	1,831,486	438,562,229
Net assets	4,485,243	22,548,269	13,597,430	1,831,486	438,562,229
Units outstanding, December 31, 2024	192,183	540,075	510,462	129,276	25,618,103
Investments in shares of the Underlying Funds, at cost	$3,993,189	$15,879,826	$10,307,779	$1,961,835	$412,335,358
Underlying Fund shares held	124,833	184,248	202,524	104,896	34,316,293

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2024

	American Funds New World Fund	American Funds The Bond Fund of America	American Funds Washington Mutual Investors FundSM	BlackRock Basic Value V.I. Fund	BlackRock Capital Appreciation V.I. Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,443,331	$1,930,841	$10,019,412	$43,175	$1,469,005
Investment income receivable	—	—	—	—	—
Net assets	1,443,331	1,930,841	10,019,412	43,175	1,469,005
Net assets by category:
Accumulation reserves	1,443,331	1,930,841	10,019,412	43,175	1,469,005
Net assets	1,443,331	1,930,841	10,019,412	43,175	1,469,005
Units outstanding, December 31, 2024	88,425	184,389	412,626	2,227	37,370
Investments in shares of the Underlying Funds, at cost	$1,333,040	$2,156,145	$8,395,404	$46,686	$1,681,725
Underlying Fund shares held	55,300	212,882	613,183	3,381	210,158

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2024

	BlackRock Equity Dividend V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock High Yield V.I. Fund	BlackRock Managed Volatility V.I. Fund	BlackRock S&P 500 Index V.I. Fund Class II
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,572,977	$3,175,225	$1,077,596	$13,328,464	$9,269,561
Investment income receivable	—	—	6,005	—	—
Net assets	1,572,977	3,175,225	1,083,601	13,328,464	9,269,561
Net assets by category:
Accumulation reserves	1,572,977	3,175,225	1,083,601	13,328,464	9,269,561
Net assets	1,572,977	3,175,225	1,083,601	13,328,464	9,269,561
Units outstanding, December 31, 2024	64,590	195,151	73,196	1,091,357	310,998
Investments in shares of the Underlying Funds, at cost	$1,649,701	$3,543,990	$1,120,593	$12,320,839	$7,174,965
Underlying Fund shares held	149,523	246,332	156,173	903,012	268,294

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2024

	BlackRock S&P 500 Index V.I. Fund Class III	BlackRock Total Return V.I. Fund	CVT EAFE International Index Portfolio (a)	CVT Investment Grade Bond Index Portfolio (a)	CVT NASDAQ 100 Index Portfolio (a)
Assets:
Investments in shares of the Underlying Funds, at fair value	$2,964,994	$740,637	$389,749	$246,527	$4,820,381
Investment income receivable	—	2,596	—	—	—
Net assets	2,964,994	743,233	389,749	246,527	4,820,381
Net assets by category:
Accumulation reserves	2,964,994	743,233	389,749	246,527	4,820,381
Net assets	2,964,994	743,233	389,749	246,527	4,820,381
Units outstanding, December 31, 2024	130,946	72,907	26,977	24,896	113,514
Investments in shares of the Underlying Funds, at cost	$2,284,150	$892,416	$363,044	$281,753	$2,492,386
Underlying Fund shares held	85,718	75,575	4,109	5,330	29,662

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2024

	CVT Russell 2000 Small Cap Index Portfolio (a)	CVT S&P MidCap 400 Index Portfolio (a)	Delaware VIP Real Estate Securities (b)	Dimensional VA Global Bond Portfolio (a)	Dimensional VA International Value Portfolio (a)
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,991,262	$1,534,798	$—	$258,080	$371,498
Investment income receivable	—	—	—	—	—
Net assets	1,991,262	1,534,798	—	258,080	371,498
Net assets by category:
Accumulation reserves	1,991,262	1,534,798	—	258,080	371,498
Net assets	1,991,262	1,534,798	—	258,080	371,498
Units outstanding, December 31, 2024	102,896	69,645	—	25,757	26,063
Investments in shares of the Underlying Funds, at cost	$1,879,609	$1,382,346	$—	$277,383	$368,654
Underlying Fund shares held	23,504	12,001	—	26,497	27,216

(a)  Name change. See Note 1.

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2024

	Dimensional VA U.S. Large Value Portfolio (a)	Dimensional VA U.S. Targeted Value Portfolio (a)	FT VIP Franklin Global Real Estate VIP Fund	FT VIP Franklin Income VIP Fund	FT VIP Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$749,210	$165,648	$32,221	$2,858,861	$118,638
Investment income receivable	—	—	—	—	—
Net assets	749,210	165,648	32,221	2,858,861	118,638
Net assets by category:
Accumulation reserves	749,210	165,648	32,221	2,858,861	118,638
Net assets	749,210	165,648	32,221	2,858,861	118,638
Units outstanding, December 31, 2024	43,964	8,975	2,619	185,586	7,214
Investments in shares of the Underlying Funds, at cost	$659,307	$153,917	$42,040	$2,951,292	$122,190
Underlying Fund shares held	23,017	7,339	2,626	192,386	6,526

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2024

	FT VIP Franklin Mutual Shares VIP Fund	FT VIP Franklin Rising Dividends VIP Fund	FT VIP Franklin Small Cap Value VIP Fund	FT VIP Franklin Strategic Income VIP Fund	FT VIP Templeton Foreign VIP Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,009,989	$2,337,293	$1,035,849	$852,127	$773,650
Investment income receivable	—	—	—	—	—
Net assets	1,009,989	2,337,293	1,035,849	852,127	773,650
Net assets by category:
Accumulation reserves	1,009,989	2,337,293	1,035,849	852,127	773,650
Net assets	1,009,989	2,337,293	1,035,849	852,127	773,650
Units outstanding, December 31, 2024	49,660	86,618	48,727	76,694	65,342
Investments in shares of the Underlying Funds, at cost	$1,054,865	$2,217,921	$1,057,478	$951,821	$755,112
Underlying Fund shares held	60,806	83,148	69,057	91,923	54,986

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2024

	FT VIP Templeton Global Bond VIP Fund	FT VIP Templeton Growth VIP Fund	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic Blackrock Selects Managed Risk Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,133,215	$666,876	$148,254,803	$72,303,892	$148,085,577
Investment income receivable	—	—	—	—	—
Net assets	1,133,215	666,876	148,254,803	72,303,892	148,085,577
Net assets by category:
Accumulation reserves	1,133,215	666,876	148,254,803	72,303,892	148,085,577
Net assets	1,133,215	666,876	148,254,803	72,303,892	148,085,577
Units outstanding, December 31, 2024	148,823	44,026	9,176,466	5,148,493	10,970,434
Investments in shares of the Underlying Funds, at cost	$1,568,797	$644,125	$140,407,108	$69,432,828	$126,872,552
Underlying Fund shares held	97,439	52,510	13,004,807	5,845,100	12,570,932

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2024

	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Global Atlantic Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$175,386,668	$272,967,042	$90,841,426	$69,117,613	$308,035,963
Investment income receivable	—	—	—	—	—
Net assets	175,386,668	272,967,042	90,841,426	69,117,613	308,035,963
Net assets by category:
Accumulation reserves	175,386,668	272,967,042	90,841,426	69,117,613	308,035,963
Net assets	175,386,668	272,967,042	90,841,426	69,117,613	308,035,963
Units outstanding, December 31, 2024	10,933,118	17,417,466	5,989,982	4,254,354	17,998,080
Investments in shares of the Underlying Funds, at cost	$141,581,360	$208,138,092	$75,850,598	$62,995,434	$261,789,710
Underlying Fund shares held	12,412,362	19,263,729	6,966,367	5,628,470	21,185,417

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2024

	Goldman Sachs VIT Core Fixed Income Fund	Goldman Sachs VIT International Equity Insights Fund	Goldman Sachs VIT Mid Cap Growth Fund	Goldman Sachs VIT Mid Cap Value Fund	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,251,803	$148,003	$120,381	$93,178	$55,942
Investment income receivable	—	—	—	—	—
Net assets	1,251,803	148,003	120,381	93,178	55,942
Net assets by category:
Accumulation reserves	1,251,803	148,003	120,381	93,178	55,942
Net assets	1,251,803	148,003	120,381	93,178	55,942
Units outstanding, December 31, 2024	124,382	10,263	4,749	4,540	5,451
Investments in shares of the Underlying Funds, at cost	$1,426,237	$150,279	$139,895	$92,128	$61,273
Underlying Fund shares held	133,171	16,742	10,934	5,449	6,300

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2024

	Goldman Sachs VIT Small Cap Equity Insights Fund	Goldman Sachs VIT Trend Driven Allocation Fund	Goldman Sachs VIT U.S. Equity Insights Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$703,310	$72,131	$3,275,169	$1,936,288	$644,664
Investment income receivable	—	—	—	—	—
Net assets	703,310	72,131	3,275,169	1,936,288	644,664
Net assets by category:
Accumulation reserves	703,310	72,131	3,275,169	1,936,288	644,664
Net assets	703,310	72,131	3,275,169	1,936,288	644,664
Units outstanding, December 31, 2024	33,296	4,943	117,318	67,225	38,287
Investments in shares of the Underlying Funds, at cost	$694,488	$77,669	$2,811,769	$1,746,960	$459,440
Underlying Fund shares held	53,080	5,864	149,551	37,409	29,144

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2024

	Hartford Dividend and Growth HLS Fund	Hartford International Opportunities HLS Fund	Hartford Total Return Bond HLS Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. Balanced-Risk Allocation Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,765,278	$570,048	$1,315,616	$86,891	$596,138
Investment income receivable	—	—	—	—	—
Net assets	1,765,278	570,048	1,315,616	86,891	596,138
Net assets by category:
Accumulation reserves	1,765,278	570,048	1,315,616	86,891	596,138
Net assets	1,765,278	570,048	1,315,616	86,891	596,138
Units outstanding, December 31, 2024	55,746	34,698	118,498	6,361	44,812
Investments in shares of the Underlying Funds, at cost	$1,713,617	$523,943	$1,530,126	$110,929	$754,680
Underlying Fund shares held	76,254	34,548	139,959	44,332	72,084

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2024

	Invesco V.I. Comstock Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Equity and Income Fund	Invesco V.I. EQV International Equity Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$942,755	$674,098	$538,248	$559,719	$1,092,458
Investment income receivable	—	—	—	—	—
Net assets	942,755	674,098	538,248	559,719	1,092,458
Net assets by category:
Accumulation reserves	942,755	674,098	538,248	559,719	1,092,458
Net assets	942,755	674,098	538,248	559,719	1,092,458
Units outstanding, December 31, 2024	41,395	23,886	21,100	30,616	72,663
Investments in shares of the Underlying Funds, at cost	$835,416	$637,522	$540,479	$544,240	$1,100,351
Underlying Fund shares held	45,743	20,189	8,042	32,298	33,216

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2024

	Invesco V.I. Global Fund	Invesco V.I. Global Real Estate Fund	Invesco V.I. Government Money Market Fund	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Main Street Small Cap Fund®
Assets:
Investments in shares of the Underlying Funds, at fair value	$371,570	$157,769	$5,579,509	$440,461	$365,246
Investment income receivable	—	—	—	—	—
Net assets	371,570	157,769	5,579,509	440,461	365,246
Net assets by category:
Accumulation reserves	371,570	157,769	5,579,509	440,461	365,246
Net assets	371,570	157,769	5,579,509	440,461	365,246
Units outstanding, December 31, 2024	17,035	15,341	527,473	21,853	16,383
Investments in shares of the Underlying Funds, at cost	$392,432	$181,572	$5,579,509	$444,116	$322,056
Underlying Fund shares held	9,611	12,090	5,579,509	41,203	12,820

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2024

	Invesco V.I. Small Cap Equity Fund	Lord Abbett Bond Debenture Portfolio	Lord Abbett Fundamental Equity Portfolio	Lord Abbett Growth Opportunities Portfolio	Lord Abbett Mid Cap Stock Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$684,118	$2,870,841	$1,135,183	$503,328	$304,100
Investment income receivable	—	—	—	—	—
Net assets	684,118	2,870,841	1,135,183	503,328	304,100
Net assets by category:
Accumulation reserves	684,118	2,870,841	1,135,183	503,328	304,100
Net assets	684,118	2,870,841	1,135,183	503,328	304,100
Units outstanding, December 31, 2024	29,783	214,485	43,553	19,302	16,701
Investments in shares of the Underlying Funds, at cost	$680,985	$3,247,267	$1,056,065	$550,897	$319,982
Underlying Fund shares held	39,453	276,042	61,795	43,204	11,497

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2024

	Lord Abbett Short Duration Income Portfolio	LVIP American Century Capital Appreciation Fund (a)	LVIP American Century Mid Cap Value Fund (a)	LVIP American Century Value Fund (a)	Macquarie VIP Core Equity Series (a)
Assets:
Investments in shares of the Underlying Funds, at fair value	$770,668	$135,690	$1,276,210	$1,679,675	$23,266
Investment income receivable	—	—	—	—	—
Net assets	770,668	135,690	1,276,210	1,679,675	23,266
Net assets by category:
Accumulation reserves	770,668	135,690	1,276,210	1,679,675	23,266
Net assets	770,668	135,690	1,276,210	1,679,675	23,266
Units outstanding, December 31, 2024	68,758	5,311	56,143	79,395	807
Investments in shares of the Underlying Funds, at cost	$824,975	$122,915	$1,285,790	$1,489,401	$20,333
Underlying Fund shares held	58,875	8,311	64,851	137,161	1,621

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2024

	Macquarie VIP International Core Equity Series (a)	Macquarie VIP Value Series (a)	MFS® Blended Research® Core Equity Portfolio	MFS® Blended Research® Small Cap Equity Portfolio	MFS® Global Real Estate Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,260,900	$7,948	$239,749	$290,082	$137,353
Investment income receivable	—	—	—	—	—
Net assets	1,260,900	7,948	239,749	290,082	137,353
Net assets by category:
Accumulation reserves	1,260,900	7,948	239,749	290,082	137,353
Net assets	1,260,900	7,948	239,749	290,082	137,353
Units outstanding, December 31, 2024	90,671	409	8,505	14,441	9,530
Investments in shares of the Underlying Funds, at cost	$1,176,826	$9,733	$214,393	$303,594	$149,379
Underlying Fund shares held	76,326	1,698	3,794	29,691	9,013

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2024

	MFS® Growth Series	MFS® International Intrinsic Value Portfolio	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® Mid Cap Value Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$3,797,535	$956,938	$321,826	$263,273	$1,522,301
Investment income receivable	—	—	—	—	—
Net assets	3,797,535	956,938	321,826	263,273	1,522,301
Net assets by category:
Accumulation reserves	3,797,535	956,938	321,826	263,273	1,522,301
Net assets	3,797,535	956,938	321,826	263,273	1,522,301
Units outstanding, December 31, 2024	88,488	49,566	9,616	10,037	71,222
Investments in shares of the Underlying Funds, at cost	$2,951,111	$876,340	$250,969	$291,093	$1,320,142
Underlying Fund shares held	56,612	32,806	8,275	33,495	146,094

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2024

	MFS® New Discovery Series	MFS® Research International Portfolio	MFS® Total Return Bond Series	MFS® Utilities Series	MFS® Value Series
Assets:
Investments in shares of the Underlying Funds, at fair value	$763,000	$24,917	$86,174	$289,105	$1,137,797
Investment income receivable	—	—	—	—	—
Net assets	763,000	24,917	86,174	289,105	1,137,797
Net assets by category:
Accumulation reserves	763,000	24,917	86,174	289,105	1,137,797
Net assets	763,000	24,917	86,174	289,105	1,137,797
Units outstanding, December 31, 2024	33,702	1,665	8,080	15,601	42,798
Investments in shares of the Underlying Funds, at cost	$1,019,097	$22,940	$93,164	$283,566	$1,061,596
Underlying Fund shares held	70,977	1,478	7,646	8,651	54,155

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2024

	PIMCO All Asset Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio	PIMCO Dynamic Bond Portfolio	PIMCO Emerging Markets Bond Portfolio	PIMCO Global Managed Asset Allocation Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$158,503	$525,907	$150,466	$90,420	$35,581
Investment income receivable	—	—	—	—	—
Net assets	158,503	525,907	150,466	90,420	35,581
Net assets by category:
Accumulation reserves	158,503	525,907	150,466	90,420	35,581
Net assets	158,503	525,907	150,466	90,420	35,581
Units outstanding, December 31, 2024	11,523	39,082	12,517	7,174	2,274
Investments in shares of the Underlying Funds, at cost	$182,968	$640,537	$165,820	$100,138	$40,860
Underlying Fund shares held	17,730	94,588	17,216	8,498	3,537

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2024

	PIMCO High Yield Portfolio	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO Real Return Portfolio	PIMCO StocksPLUS® Global Portfolio	PIMCO Total Return Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$182,650	$348,272	$55,719	$306,020	$2,667,131
Investment income receivable	—	—	—	—	—
Net assets	182,650	348,272	55,719	306,020	2,667,131
Net assets by category:
Accumulation reserves	182,650	348,272	55,719	306,020	2,667,131
Net assets	182,650	348,272	55,719	306,020	2,667,131
Units outstanding, December 31, 2024	14,643	30,131	4,971	13,744	254,586
Investments in shares of the Underlying Funds, at cost	$183,445	$376,258	$63,413	$314,377	$3,107,120
Underlying Fund shares held	25,228	34,827	4,841	40,694	295,037

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2024

	Putnam VT Core Equity Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Income Fund	Putnam VT International Value Fund	Putnam VT Large Cap Growth Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$174,900	$22,814	$1,553,911	$30,813	$871,339
Investment income receivable	—	—	—	—	—
Net assets	174,900	22,814	1,553,911	30,813	871,339
Net assets by category:
Accumulation reserves	174,900	22,814	1,553,911	30,813	871,339
Net assets	174,900	22,814	1,553,911	30,813	871,339
Units outstanding, December 31, 2024	5,467	1,282	146,892	1,973	22,007
Investments in shares of the Underlying Funds, at cost	$156,125	$19,431	$2,030,676	$26,545	$571,621
Underlying Fund shares held	7,805	1,122	193,755	2,559	50,659

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2024

	Putnam VT Large Cap Value Fund	Putnam VT Mortgage Securities Fund	Putnam VT Small Cap Value Fund	TOPS® Managed Risk Balanced ETF Portfolio	TOPS® Managed Risk Growth ETF Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$2,589,084	$275,323	$393,300	$15,835,256	$56,553,129
Investment income receivable	—	—	—	—	—
Net assets	2,589,084	275,323	393,300	15,835,256	56,553,129
Net assets by category:
Accumulation reserves	2,589,084	275,323	393,300	15,835,256	56,553,129
Net assets	2,589,084	275,323	393,300	15,835,256	56,553,129
Units outstanding, December 31, 2024	83,013	27,963	19,103	1,160,354	3,942,797
Investments in shares of the Underlying Funds, at cost	$1,968,744	$356,429	$391,235	$22,929,131	$73,782,458
Underlying Fund shares held	79,861	44,407	34,289	1,116,732	4,481,231

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (concluded)
December 31, 2024

TOPS® Managed Risk Moderate Growth ETF Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$36,108,394
Investment income receivable	—
Net assets	36,108,394
Net assets by category:
Accumulation reserves	36,108,394
Net assets	36,108,394
Units outstanding, December 31, 2024	2,481,588
Investments in shares of the Underlying Funds, at cost	$56,578,114
Underlying Fund shares held	2,897,945

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations
For the Year Ended December 31, 2024

	AB VPS Relative Value Portfolio	American Century VP Growth Fund (b)	American Funds Asset Allocation Fund	American Funds Capital Income Builder®	American Funds Capital World Growth and Income Fund
Investment income:
Dividends	$534	$—	$47,983	$46,712	$16,292
Expenses:
Mortality and expense risk fees	340	3,484	18,748	11,700	6,344
Other expenses	85	1,148	5,072	3,004	2,244
Total expenses	425	4,632	23,820	14,704	8,588
Net investment income (loss)	109	(4,632)	24,163	32,008	7,704
Realized and unrealized gain (loss) on investments:
Capital gain distributions	1,502	170,417	110,287	—	—
Net realized gain (loss) from sales of investments	20	672,403	46,169	23,839	16,578
Net realized gain (loss)	1,522	842,820	156,456	23,839	16,578
Change in unrealized gain (loss)	2,860	(590,543)	175,526	70,107	111,210
Net realized and unrealized gain (loss)	4,382	252,277	331,982	93,946	127,788
Net increase (decrease) in net assets from operations	$4,491	$247,645	$356,145	$125,954	$135,492

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2024

	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds Managed Risk Asset Allocation Fund
Investment income:
Dividends	$62,316	$36,998	$122,692	$19,037	$8,859,368
Expenses:
Mortality and expense risk fees	33,122	156,130	100,826	14,014	2,885,943
Other expenses	9,138	43,368	26,808	4,057	1,387,371
Total expenses	42,260	199,498	127,634	18,071	4,273,314
Net investment income (loss)	20,056	(162,500)	(4,942)	966	4,586,054
Realized and unrealized gain (loss) on investments:
Capital gain distributions	130,035	515,416	618,923	—	6,391,007
Net realized gain (loss) from sales of investments	64,570	977,907	402,967	(21,408)	2,033,794
Net realized gain (loss)	194,605	1,493,323	1,021,890	(21,408)	8,424,801
Change in unrealized gain (loss)	309,587	4,311,760	1,687,908	80,504	46,007,793
Net realized and unrealized gain (loss)	504,192	5,805,083	2,709,798	59,096	54,432,594
Net increase (decrease) in net assets from operations	$524,248	$5,642,583	$2,704,856	$60,062	$59,018,648

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2024

	American Funds New World Fund	American Funds The Bond Fund of America	American Funds Washington Mutual Investors FundSM	BlackRock Basic Value V.I. Fund	BlackRock Capital Appreciation V.I. Fund
Investment income:
Dividends	$17,449	$76,905	$138,171	$756	$—
Expenses:
Mortality and expense risk fees	9,881	15,437	76,488	358	9,775
Other expenses	2,960	3,733	19,162	86	3,123
Total expenses	12,841	19,170	95,650	444	12,898
Net investment income (loss)	4,608	57,735	42,521	312	(12,898)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	6,946	—	78,060	3,259	584,671
Net realized gain (loss) from sales of investments	18,482	(5,018)	107,529	(1)	26,623
Net realized gain (loss)	25,428	(5,018)	185,589	3,258	611,294
Change in unrealized gain (loss)	47,217	(54,565)	1,281,032	(38)	(175,674)
Net realized and unrealized gain (loss)	72,645	(59,583)	1,466,621	3,220	435,620
Net increase (decrease) in net assets from operations	$77,253	$(1,848)	$1,509,142	$3,532	$422,722

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2024

	BlackRock Equity Dividend V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock High Yield V.I. Fund	BlackRock Managed Volatility V.I. Fund	BlackRock S&P 500 Index V.I. Fund Class II
Investment income:
Dividends	$41,899	$47,975	$74,927	$1,579	$102,021
Expenses:
Mortality and expense risk fees	11,167	20,552	7,268	84,400	69,611
Other expenses	3,794	7,242	3,377	27,386	17,594
Total expenses	14,961	27,794	10,645	111,786	87,205
Net investment income (loss)	26,938	20,181	64,282	(110,207)	14,816
Realized and unrealized gain (loss) on investments:
Capital gain distributions	133,565	261,374	—	—	384,058
Net realized gain (loss) from sales of investments	(6,087)	(50,961)	(19,661)	110,025	207,249
Net realized gain (loss)	127,478	210,413	(19,661)	110,025	591,307
Change in unrealized gain (loss)	11,996	62,200	28,042	1,435,041	1,196,856
Net realized and unrealized gain (loss)	139,474	272,613	8,381	1,545,066	1,788,163
Net increase (decrease) in net assets from operations	$166,412	$292,794	$72,663	$1,434,859	$1,802,979

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2024

	BlackRock S&P 500 Index V.I. Fund Class III	BlackRock Total Return V.I. Fund	CVT EAFE International Index Portfolio (a)	CVT Investment Grade Bond Index Portfolio (a)	CVT NASDAQ 100 Index Portfolio (a)
Investment income:
Dividends	$29,634	$35,743	$10,901	$7,199	$16,458
Expenses:
Mortality and expense risk fees	19,980	6,669	3,123	1,988	37,474
Other expenses	5,753	1,736	791	735	14,055
Total expenses	25,733	8,405	3,914	2,723	51,529
Net investment income (loss)	3,901	27,338	6,987	4,476	(35,071)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	122,272	—	—	—	323,566
Net realized gain (loss) from sales of investments	73,420	(27,519)	3,808	(8,079)	318,575
Net realized gain (loss)	195,692	(27,519)	3,808	(8,079)	642,141
Change in unrealized gain (loss)	394,718	4,902	(4,407)	2,668	365,888
Net realized and unrealized gain (loss)	590,410	(22,617)	(599)	(5,411)	1,008,029
Net increase (decrease) in net assets from operations	$594,311	$4,721	$6,388	$(935)	$972,958

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2024

	CVT Russell 2000 Small Cap Index Portfolio (a)	CVT S&P MidCap 400 Index Portfolio (a)	Delaware VIP Real Estate Securities (b)	Dimensional VA Global Bond Portfolio (a)	Dimensional VA International Value Portfolio (a)
Investment income:
Dividends	$24,785	$18,653	$335	$12,355	$14,919
Expenses:
Mortality and expense risk fees	14,327	10,764	30	2,078	2,506
Other expenses	4,240	3,649	11	1,428	1,722
Total expenses	18,567	14,413	41	3,506	4,228
Net investment income (loss)	6,218	4,240	294	8,849	10,691
Realized and unrealized gain (loss) on investments:
Capital gain distributions	40,096	67,223	—	—	7,700
Net realized gain (loss) from sales of investments	26,158	75,040	(3,928)	(1,364)	3,169
Net realized gain (loss)	66,254	142,263	(3,928)	(1,364)	10,869
Change in unrealized gain (loss)	134,414	75,818	2,889	2,564	(13,732)
Net realized and unrealized gain (loss)	200,668	218,081	(1,039)	1,200	(2,863)
Net increase (decrease) in net assets from operations	$206,886	$222,321	$(745)	$10,049	$7,828

(a)  Name change. See Note 1.

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2024

	Dimensional VA U.S. Large Value Portfolio (a)	Dimensional VA U.S. Targeted Value Portfolio (a)	FT VIP Franklin Global Real Estate VIP Fund	FT VIP Franklin Income VIP Fund	FT VIP Franklin Mutual Global Discovery VIP Fund
Investment income:
Dividends	$15,253	$2,286	$596	$144,831	$1,514
Expenses:
Mortality and expense risk fees	6,007	1,314	66	14,717	798
Other expenses	4,069	903	98	5,860	199
Total expenses	10,076	2,217	164	20,577	997
Net investment income (loss)	5,177	69	432	124,254	517
Realized and unrealized gain (loss) on investments:
Capital gain distributions	76,849	11,135	—	12,071	6,883
Net realized gain (loss) from sales of investments	27,092	15,357	(43)	(10,410)	47
Net realized gain (loss)	103,941	26,492	(43)	1,661	6,930
Change in unrealized gain (loss)	(25,128)	(18,212)	(654)	54,092	(4,755)
Net realized and unrealized gain (loss)	78,813	8,280	(697)	55,753	2,175
Net increase (decrease) in net assets from operations	$83,990	$8,349	$(265)	$180,007	$2,692

(a)  Name change. See Note 1.
The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2024

	FT VIP Franklin Mutual Shares VIP Fund	FT VIP Franklin Rising Dividends VIP Fund	FT VIP Franklin Small Cap Value VIP Fund	FT VIP Franklin Strategic Income VIP Fund	FT VIP Templeton Foreign VIP Fund
Investment income:
Dividends	$19,993	$22,746	$8,726	$38,090	$18,465
Expenses:
Mortality and expense risk fees	6,658	16,911	7,294	5,239	6,022
Other expenses	2,202	4,849	2,160	1,809	1,646
Total expenses	8,860	21,760	9,454	7,048	7,668
Net investment income (loss)	11,133	986	(728)	31,042	10,797
Realized and unrealized gain (loss) on investments:
Capital gain distributions	21,764	117,200	23,690	—	—
Net realized gain (loss) from sales of investments	(45,219)	17,077	(3,319)	(29,687)	10,336
Net realized gain (loss)	(23,455)	134,277	20,371	(29,687)	10,336
Change in unrealized gain (loss)	124,042	85,992	94,351	26,691	(34,863)
Net realized and unrealized gain (loss)	100,587	220,269	114,722	(2,996)	(24,527)
Net increase (decrease) in net assets from operations	$111,720	$221,255	$113,994	$28,046	$(13,730)

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2024

	FT VIP Templeton Global Bond VIP Fund	FT VIP Templeton Growth VIP Fund	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic Blackrock Selects Managed Risk Portfolio
Investment income:
Dividends	$—	$5,568	$2,689,473	$1,595,811	$2,789,968
Expenses:
Mortality and expense risk fees	7,865	3,879	934,297	473,704	960,810
Other expenses	2,534	1,413	317,694	160,977	320,117
Total expenses	10,399	5,292	1,251,991	634,681	1,280,927
Net investment income (loss)	(10,399)	276	1,437,482	961,130	1,509,041
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	2,209	—	—	—
Net realized gain (loss) from sales of investments	(119,025)	9,570	971,450	525,119	4,511,778
Net realized gain (loss)	(119,025)	11,779	971,450	525,119	4,511,778
Change in unrealized gain (loss)	(35,420)	21,049	13,131,664	4,594,773	8,537,508
Net realized and unrealized gain (loss)	(154,445)	32,828	14,103,114	5,119,892	13,049,286
Net increase (decrease) in net assets from operations	$(164,844)	$33,104	$15,540,596	$6,081,022	$14,558,327

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2024

	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Global Atlantic Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio
Investment income:
Dividends	$3,042,428	$3,961,817	$1,558,717	$1,170,792	$3,815,420
Expenses:
Mortality and expense risk fees	1,168,594	1,887,314	559,858	441,250	2,017,681
Other expenses	481,724	748,059	192,971	185,772	662,277
Total expenses	1,650,318	2,635,373	752,829	627,022	2,679,958
Net investment income (loss)	1,392,110	1,326,444	805,888	543,770	1,135,462
Realized and unrealized gain (loss) on investments:
Capital gain distributions	9,266,298	5,381,020	824,181	—	9,276,626
Net realized gain (loss) from sales of investments	9,523,446	16,395,570	2,869,911	1,066,560	10,782,302
Net realized gain (loss)	18,789,744	21,776,590	3,694,092	1,066,560	20,058,928
Change in unrealized gain (loss)	(8,566,886)	10,156,522	4,443,690	6,408,399	14,987,379
Net realized and unrealized gain (loss)	10,222,858	31,933,112	8,137,782	7,474,959	35,046,307
Net increase (decrease) in net assets from operations	$11,614,968	$33,259,556	$8,943,670	$8,018,729	$36,181,769

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2024

	Goldman Sachs VIT Core Fixed Income Fund	Goldman Sachs VIT International Equity Insights Fund	Goldman Sachs VIT Mid Cap Growth Fund	Goldman Sachs VIT Mid Cap Value Fund	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
Investment income:
Dividends	$51,518	$4,152	$—	$679	$1,442
Expenses:
Mortality and expense risk fees	11,191	1,069	1,003	858	551
Other expenses	4,873	405	235	214	122
Total expenses	16,064	1,474	1,238	1,072	673
Net investment income (loss)	35,454	2,678	(1,238)	(393)	769
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	5,321	13,469	5,251	—
Net realized gain (loss) from sales of investments	(27,278)	20,183	(6,590)	3,596	(424)
Net realized gain (loss)	(27,278)	25,504	6,879	8,847	(424)
Change in unrealized gain (loss)	(11,153)	(10,186)	15,669	4,960	913
Net realized and unrealized gain (loss)	(38,431)	15,318	22,548	13,807	489
Net increase (decrease) in net assets from operations	$(2,977)	$17,996	$21,310	$13,414	$1,258

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2024

	Goldman Sachs VIT Small Cap Equity Insights Fund	Goldman Sachs VIT Trend Driven Allocation Fund	Goldman Sachs VIT U.S. Equity Insights Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund
Investment income:
Dividends	$5,243	$2,274	$13,178	$10,106	$2,183
Expenses:
Mortality and expense risk fees	5,404	336	26,179	11,006	3,534
Other expenses	1,336	149	6,539	4,852	1,220
Total expenses	6,740	485	32,718	15,858	4,754
Net investment income (loss)	(1,497)	1,789	(19,540)	(5,752)	(2,571)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	55,669	—	431,287	81,712	26,785
Net realized gain (loss) from sales of investments	6,659	(548)	105,755	25,847	7,158
Net realized gain (loss)	62,328	(548)	537,042	107,559	33,943
Change in unrealized gain (loss)	47,669	6,508	245,086	246,321	96,799
Net realized and unrealized gain (loss)	109,997	5,960	782,128	353,880	130,742
Net increase (decrease) in net assets from operations	$108,500	$7,749	$762,588	$348,128	$128,171

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2024

	Hartford Dividend and Growth HLS Fund	Hartford International Opportunities HLS Fund	Hartford Total Return Bond HLS Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. Balanced-Risk Allocation Fund
Investment income:
Dividends	$29,557	$7,283	$45,039	$324	$47,474
Expenses:
Mortality and expense risk fees	12,068	3,506	8,286	627	5,310
Other expenses	3,807	1,247	3,709	216	1,582
Total expenses	15,875	4,753	11,995	843	6,892
Net investment income (loss)	13,682	2,530	33,044	(519)	40,582
Realized and unrealized gain (loss) on investments:
Capital gain distributions	121,149	—	—	5,769	—
Net realized gain (loss) from sales of investments	24,842	13,898	(80,439)	(4,998)	(71,690)
Net realized gain (loss)	145,991	13,898	(80,439)	771	(71,690)
Change in unrealized gain (loss)	47,710	28,488	66,292	1,619	58,521
Net realized and unrealized gain (loss)	193,701	42,386	(14,147)	2,390	(13,169)
Net increase (decrease) in net assets from operations	$207,383	$44,916	$18,897	$1,871	$27,413

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2024

	Invesco V.I. Comstock Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Equity and Income Fund	Invesco V.I. EQV International Equity Fund
Investment income:
Dividends	$14,003	$3,226	$—	$8,830	$17,010
Expenses:
Mortality and expense risk fees	7,338	5,274	3,593	4,673	6,830
Other expenses	1,833	1,372	972	1,159	2,342
Total expenses	9,171	6,646	4,565	5,832	9,172
Net investment income (loss)	4,832	(3,420)	(4,565)	2,998	7,838
Realized and unrealized gain (loss) on investments:
Capital gain distributions	65,684	55,835	—	21,569	5,891
Net realized gain (loss) from sales of investments	5,027	4,100	(2,154)	2,352	11,457
Net realized gain (loss)	70,711	59,935	(2,154)	23,921	17,348
Change in unrealized gain (loss)	39,945	90,781	101,523	31,958	(25,870)
Net realized and unrealized gain (loss)	110,656	150,716	99,369	55,879	(8,522)
Net increase (decrease) in net assets from operations	$115,488	$147,296	$94,804	$58,877	$(684)

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2024

	Invesco V.I. Global Fund	Invesco V.I. Global Real Estate Fund	Invesco V.I. Government Money Market Fund	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Main Street Small Cap Fund®
Investment income:
Dividends	$—	$4,018	$272,290	$568	$—
Expenses:
Mortality and expense risk fees	2,787	1,112	35,291	3,829	2,846
Other expenses	692	406	16,861	942	748
Total expenses	3,479	1,518	52,152	4,771	3,594
Net investment income (loss)	(3,479)	2,500	220,138	(4,203)	(3,594)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	21,869	—	—	11,371	13,177
Net realized gain (loss) from sales of investments	(1,396)	(6,096)	—	(9,061)	5,878
Net realized gain (loss)	20,473	(6,096)	—	2,310	19,055
Change in unrealized gain (loss)	28,980	1,464	—	69,908	23,579
Net realized and unrealized gain (loss)	49,453	(4,632)	—	72,218	42,634
Net increase (decrease) in net assets from operations	$45,974	$(2,132)	$220,138	$68,015	$39,040

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2024

	Invesco V.I. Small Cap Equity Fund	Lord Abbett Bond Debenture Portfolio	Lord Abbett Fundamental Equity Portfolio	Lord Abbett Growth Opportunities Portfolio	Lord Abbett Mid Cap Stock Portfolio
Investment income:
Dividends	$—	$159,952	$8,245	$—	$1,388
Expenses:
Mortality and expense risk fees	5,104	21,372	6,815	3,076	2,898
Other expenses	1,433	6,109	2,465	1,068	722
Total expenses	6,537	27,481	9,280	4,144	3,620
Net investment income (loss)	(6,537)	132,471	(1,035)	(4,144)	(2,232)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	35,739	—	62,472	—	31,310
Net realized gain (loss) from sales of investments	(884)	(69,957)	32,417	(39,481)	34,092
Net realized gain (loss)	34,855	(69,957)	94,889	(39,481)	65,402
Change in unrealized gain (loss)	83,885	108,937	89,765	183,630	(21,365)
Net realized and unrealized gain (loss)	118,740	38,980	184,654	144,149	44,037
Net increase (decrease) in net assets from operations	$112,203	$171,451	$183,619	$140,005	$41,805

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2024

	Lord Abbett Short Duration Income Portfolio	LVIP American Century Capital Appreciation Fund (a)	LVIP American Century Mid Cap Value Fund (a)	LVIP American Century Value Fund (a)	Macquarie VIP Core Equity Series (a)
Investment income:
Dividends	$34,220	$—	$31,310	$48,666	$49
Expenses:
Mortality and expense risk fees	5,146	751	9,234	13,133	149
Other expenses	1,552	251	2,653	3,601	37
Total expenses	6,698	1,002	11,887	16,734	186
Net investment income (loss)	27,522	(1,002)	19,423	31,932	(137)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	7,792	62,655	105,243	1,446
Net realized gain (loss) from sales of investments	(4,326)	3,496	(1,447)	53,412	74
Net realized gain (loss)	(4,326)	11,288	61,208	158,655	1,520
Change in unrealized gain (loss)	8,538	15,930	15,754	(47,034)	2,168
Net realized and unrealized gain (loss)	4,212	27,218	76,962	111,621	3,688
Net increase (decrease) in net assets from operations	$31,734	$26,216	$96,385	$143,553	$3,551

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2024

	Macquarie VIP International Core Equity Series (a)	Macquarie VIP Value Series (a)	MFS® Blended Research® Core Equity Portfolio	MFS® Blended Research® Small Cap Equity Portfolio	MFS® Global Real Estate Portfolio
Investment income:
Dividends	$17,850	$126	$2,002	$3,087	$1,677
Expenses:
Mortality and expense risk fees	11,251	64	1,834	2,717	928
Other expenses	2,810	16	458	747	232
Total expenses	14,061	80	2,292	3,464	1,160
Net investment income (loss)	3,789	46	(290)	(377)	517
Realized and unrealized gain (loss) on investments:
Capital gain distributions	3,231	877	17,867	3,369	—
Net realized gain (loss) from sales of investments	16,529	(14)	2,747	(22,773)	(71)
Net realized gain (loss)	19,760	863	20,614	(19,404)	(71)
Change in unrealized gain (loss)	19,260	(501)	25,668	34,360	(6,377)
Net realized and unrealized gain (loss)	39,020	362	46,282	14,956	(6,448)
Net increase (decrease) in net assets from operations	$42,809	$408	$45,992	$14,579	$(5,931)

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2024

	MFS® Growth Series	MFS® International Intrinsic Value Portfolio	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® Mid Cap Value Portfolio
Investment income:
Dividends	$—	$11,094	$1,582	$—	$16,206
Expenses:
Mortality and expense risk fees	23,984	7,030	1,870	1,708	12,267
Other expenses	7,455	2,003	765	561	3,145
Total expenses	31,439	9,033	2,635	2,269	15,412
Net investment income (loss)	(31,439)	2,061	(1,053)	(2,269)	794
Realized and unrealized gain (loss) on investments:
Capital gain distributions	308,536	43,175	24,688	20,416	65,601
Net realized gain (loss) from sales of investments	168,542	25,155	44,796	(8,870)	58,999
Net realized gain (loss)	477,078	68,330	69,484	11,546	124,600
Change in unrealized gain (loss)	522,460	(10,416)	(2,217)	26,321	53,907
Net realized and unrealized gain (loss)	999,538	57,914	67,267	37,867	178,507
Net increase (decrease) in net assets from operations	$968,099	$59,975	$66,214	$35,598	$179,301

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2024

	MFS® New Discovery Series	MFS® Research International Portfolio	MFS® Total Return Bond Series	MFS® Utilities Series	MFS® Value Series
Investment income:
Dividends	$—	$952	$3,552	$5,967	$17,076
Expenses:
Mortality and expense risk fees	4,682	471	726	2,334	8,046
Other expenses	1,602	117	215	572	2,469
Total expenses	6,284	588	941	2,906	10,515
Net investment income (loss)	(6,284)	364	2,611	3,061	6,561
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	—	—	8,308	90,717
Net realized gain (loss) from sales of investments	(59,914)	6,566	(154)	142	57,751
Net realized gain (loss)	(59,914)	6,566	(154)	8,450	148,468
Change in unrealized gain (loss)	111,451	(2,638)	(1,324)	16,040	(26,720)
Net realized and unrealized gain (loss)	51,537	3,928	(1,478)	24,490	121,748
Net increase (decrease) in net assets from operations	$45,253	$4,292	$1,133	$27,551	$128,309

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2024

	PIMCO All Asset Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio	PIMCO Dynamic Bond Portfolio	PIMCO Emerging Markets Bond Portfolio	PIMCO Global Managed Asset Allocation Portfolio
Investment income:
Dividends	$9,564	$11,169	$5,084	$5,691	$1,193
Expenses:
Mortality and expense risk fees	878	4,414	623	728	330
Other expenses	302	1,927	220	181	69
Total expenses	1,180	6,341	843	909	399
Net investment income (loss)	8,384	4,828	4,241	4,782	794
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	—	—	—	—
Net realized gain (loss) from sales of investments	(256)	(10,329)	(826)	(3,063)	(67)
Net realized gain (loss)	(256)	(10,329)	(826)	(3,063)	(67)
Change in unrealized gain (loss)	(4,136)	21,209	1,414	3,473	2,355
Net realized and unrealized gain (loss)	(4,392)	10,880	588	410	2,288
Net increase (decrease) in net assets from operations	$3,992	$15,708	$4,829	$5,192	$3,082

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2024

	PIMCO High Yield Portfolio	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO Real Return Portfolio	PIMCO StocksPLUS® Global Portfolio	PIMCO Total Return Portfolio
Investment income:
Dividends	$9,484	$12,894	$1,379	$16,437	$108,687
Expenses:
Mortality and expense risk fees	1,356	2,956	495	1,874	18,415
Other expenses	332	740	191	654	9,708
Total expenses	1,688	3,696	686	2,528	28,123
Net investment income (loss)	7,796	9,198	693	13,909	80,564
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	—	—	—	—
Net realized gain (loss) from sales of investments	(1,315)	(4,475)	(96)	(8,945)	(62,903)
Net realized gain (loss)	(1,315)	(4,475)	(96)	(8,945)	(62,903)
Change in unrealized gain (loss)	769	10,595	(149)	33,301	25,647
Net realized and unrealized gain (loss)	(546)	6,120	(245)	24,356	(37,256)
Net increase (decrease) in net assets from operations	$7,250	$15,318	$448	$38,265	$43,308

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2024

	Putnam VT Core Equity Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Income Fund	Putnam VT International Value Fund	Putnam VT Large Cap Growth Fund
Investment income:
Dividends	$811	$451	$89,273	$1,530	$—
Expenses:
Mortality and expense risk fees	1,099	174	9,148	408	4,884
Other expenses	275	44	3,245	96	1,759
Total expenses	1,374	218	12,393	504	6,643
Net investment income (loss)	(563)	233	76,880	1,026	(6,643)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	7,398	—	—	180	38,132
Net realized gain (loss) from sales of investments	5,864	23	(63,110)	4,312	73,912
Net realized gain (loss)	13,262	23	(63,110)	4,492	112,044
Change in unrealized gain (loss)	17,816	2,753	10,446	(2,181)	141,744
Net realized and unrealized gain (loss)	31,078	2,776	(52,664)	2,311	253,788
Net increase (decrease) in net assets from operations	$30,515	$3,009	$24,216	$3,337	$247,145

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2024

	Putnam VT Large Cap Value Fund	Putnam VT Mortgage Securities Fund	Putnam VT Small Cap Value Fund	TOPS® Managed Risk Balanced ETF Portfolio	TOPS® Managed Risk Growth ETF Portfolio
Investment income:
Dividends	$25,683	$18,466	$3,351	$421,300	$1,293,978
Expenses:
Mortality and expense risk fees	14,989	2,229	2,495	107,216	379,783
Other expenses	4,937	556	779	60,328	364,898
Total expenses	19,926	2,785	3,274	167,544	744,681
Net investment income (loss)	5,757	15,681	77	253,756	549,297
Realized and unrealized gain (loss) on investments:
Capital gain distributions	104,534	—	16,264	—	—
Net realized gain (loss) from sales of investments	98,912	(4,187)	(671)	(1,344,040)	(3,279,852)
Net realized gain (loss)	203,446	(4,187)	15,593	(1,344,040)	(3,279,852)
Change in unrealized gain (loss)	184,297	(1,466)	769	1,948,583	6,555,167
Net realized and unrealized gain (loss)	387,743	(5,653)	16,362	604,543	3,275,315
Net increase (decrease) in net assets from operations	$393,500	$10,028	$16,439	$858,299	$3,824,612

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (concluded)
For the Year Ended December 31, 2024

TOPS® Managed Risk Moderate Growth ETF Portfolio
Investment income:
Dividends	$949,779

Expenses:

Mortality and expense risk fees	247,285
Other expenses	175,900
Total expenses	423,185
Net investment income (loss)	526,594
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—
Net realized gain (loss) from sales of investments	(4,298,919)
Net realized gain (loss)	(4,298,919)
Change in unrealized gain (loss)	6,246,323
Net realized and unrealized gain (loss)	1,947,404
Net increase (decrease) in net assets from operations	$2,473,998

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets
For the Years Ended December 31, 2024 and 2023

	AB VPS Relative Value Portfolio		American Century VP Growth Fund (b)		American Funds Asset Allocation Fund
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$109	$38	$(4,632)	$(20,973)	$24,163	$25,461
Net realized gain (loss)	1,522	437	842,820	82,508	156,456	85,238
Change in unrealized gain (loss)	2,860	2,324	(590,543)	823,851	175,526	175,770
Net increase (decrease) in net assets from operations	4,491	2,799	247,645	885,386	356,145	286,469
From contract transactions:
Net purchase payments	—	—	—	2,039	—	—
Terminations and withdrawals	—	(27,065)	(407,233)	(277,055)	(450,557)	(93,875)
Contract benefits	—	—	(40,194)	(107,967)	—	—
Contract charges	(41)	(35)	(8,153)	(37,494)	(13,135)	(13,066)
Transfers	—	255	(2,343,700)	(302,293)	65,852	33,612
Net increase (decrease) in net assets from Contract transactions	(41)	(26,845)	(2,799,280)	(722,770)	(397,840)	(73,329)
Net increase (decrease) in net assets	4,450	(24,046)	(2,551,635)	162,616	(41,695)	213,140
Net assets:
Beginning of year	38,599	62,645	2,551,635	2,389,019	2,457,889	2,244,749
End of year	$43,049	$38,599	$—	$2,551,635	$2,416,194	$2,457,889

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	American Funds Capital Income Builder®		American Funds Capital World Growth and Income Fund		American Funds Global Growth Fund
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$32,008	$24,080	$7,704	$10,215	$20,056	$(8,480)
Net realized gain (loss)	23,839	1,371	16,578	(42,227)	194,605	308,885
Change in unrealized gain (loss)	70,107	80,309	111,210	239,542	309,587	452,444
Net increase (decrease) in net assets from operations	125,954	105,760	135,492	207,530	524,248	752,849
From contract transactions:
Net purchase payments	—	—	—	—	—	47,587
Terminations and withdrawals	(129,746)	—	(172,913)	(195,013)	(319,501)	(52,536)
Contract benefits	—	—	—	(37,942)	—	(5,899)
Contract charges	(3,437)	(2,975)	(15,470)	(16,150)	(10,238)	(8,624)
Transfers	—	—	(12,691)	(51,875)	(5,582)	(23,920)
Net increase (decrease) in net assets from Contract transactions	(133,183)	(2,975)	(201,074)	(300,980)	(335,321)	(43,392)
Net increase (decrease) in net assets	(7,229)	102,785	(65,582)	(93,450)	188,927	709,457
Net assets:
Beginning of year	1,480,547	1,377,762	1,110,663	1,204,113	4,296,316	3,586,859
End of year	$1,473,318	$1,480,547	$1,045,081	$1,110,663	$4,485,243	$4,296,316

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	American Funds Growth Fund		American Funds Growth-Income Fund		American Funds International Fund
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(162,500)	$(134,783)	$(4,942)	$24,245	$966	$3,728
Net realized gain (loss)	1,493,323	1,130,525	1,021,890	875,929	(21,408)	(63,831)
Change in unrealized gain (loss)	4,311,760	4,712,292	1,687,908	1,726,333	80,504	365,699
Net increase (decrease) in net assets from operations	5,642,583	5,708,034	2,704,856	2,626,507	60,062	305,596
From contract transactions:
Net purchase payments	54,365	306,703	7,415	320,983	39,247	4,864
Terminations and withdrawals	(2,478,591)	(1,906,026)	(1,398,583)	(2,282,966)	(509,162)	(223,758)
Contract benefits	(84,125)	(365,111)	(84,606)	(620,824)	(14,460)	(62,875)
Contract charges	(127,380)	(120,137)	(84,946)	(82,286)	(27,334)	(29,486)
Transfers	(478,027)	(317,613)	112,759	(136,637)	80,110	(3,155)
Net increase (decrease) in net assets from Contract transactions	(3,113,758)	(2,402,184)	(1,447,961)	(2,801,730)	(431,599)	(314,410)
Net increase (decrease) in net assets	2,528,825	3,305,850	1,256,895	(175,223)	(371,537)	(8,814)
Net assets:
Beginning of year	20,019,444	16,713,594	12,340,535	12,515,758	2,203,023	2,211,837
End of year	$22,548,269	$20,019,444	$13,597,430	$12,340,535	$1,831,486	$2,203,023

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	American Funds Managed Risk Asset Allocation Fund		American Funds New World Fund		American Funds The Bond Fund of America
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$4,586,054	$4,410,934	$4,608	$4,403	$57,735	$41,863
Net realized gain (loss)	8,424,801	51,532,531	25,428	(817)	(5,018)	(6,758)
Change in unrealized gain (loss)	46,007,793	(14,610,327)	47,217	197,189	(54,565)	11,386
Net increase (decrease) in net assets from operations	59,018,648	41,333,138	77,253	200,775	(1,848)	46,491
From contract transactions:
Net purchase payments	380,296	194,684	111,171	6,808	154,400	21,586
Terminations and withdrawals	(69,746,257)	(51,645,522)	(88,330)	(239,272)	(19,048)	(31,183)
Contract benefits	(6,388,947)	(6,150,862)	—	—	—	—
Contract charges	(14,954,940)	(15,447,399)	(4,563)	(4,879)	(672)	(535)
Transfers	(1,259,603)	(2,053,698)	(22,661)	(71,189)	21,562	818,264
Net increase (decrease) in net assets from Contract transactions	(91,969,451)	(75,102,797)	(4,383)	(308,532)	156,242	808,132
Net increase (decrease) in net assets	(32,950,803)	(33,769,659)	72,870	(107,757)	154,394	854,623
Net assets:
Beginning of year	471,513,032	505,282,691	1,370,461	1,478,218	1,776,447	921,824
End of year	$438,562,229	$471,513,032	$1,443,331	$1,370,461	$1,930,841	$1,776,447

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	American Funds Washington Mutual Investors FundSM		BlackRock Basic Value V.I. Fund		BlackRock Capital Appreciation V.I. Fund
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$42,521	$56,500	$312	$186	$(12,898)	$(12,954)
Net realized gain (loss)	185,589	51,754	3,258	1,236	611,294	(43,774)
Change in unrealized gain (loss)	1,281,032	1,049,809	(38)	3,975	(175,674)	663,768
Net increase (decrease) in net assets from operations	1,509,142	1,158,063	3,532	5,397	422,722	607,040
From contract transactions:
Net purchase payments	235,077	47,587	—	—	67,686	12,060
Terminations and withdrawals	(70,830)	(138,174)	—	(3,602)	(275,831)	(228,767)
Contract benefits	(61,592)	(24,472)	—	—	(221,445)	(30,047)
Contract charges	(30,370)	(24,477)	(6)	(6)	(10,975)	(14,334)
Transfers	(90,879)	101,873	(123)	(204)	(62,196)	(295,237)
Net increase (decrease) in net assets from Contract transactions	(18,594)	(37,663)	(129)	(3,812)	(502,761)	(556,325)
Net increase (decrease) in net assets	1,490,548	1,120,400	3,403	1,585	(80,039)	50,715
Net assets:
Beginning of year	8,528,864	7,408,464	39,772	38,187	1,549,044	1,498,329
End of year	$10,019,412	$8,528,864	$43,175	$39,772	$1,469,005	$1,549,044

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	BlackRock Equity Dividend V.I. Fund		BlackRock Global Allocation V.I. Fund		BlackRock High Yield V.I. Fund
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$26,938	$19,218	$20,181	$60,155	$64,282	$65,452
Net realized gain (loss)	127,478	59,364	210,413	(76,429)	(19,661)	(39,154)
Change in unrealized gain (loss)	11,996	126,508	62,200	407,532	28,042	113,031
Net increase (decrease) in net assets from operations	166,412	205,090	292,794	391,258	72,663	139,329
From contract transactions:
Net purchase payments	—	—	60	60	74,133	2,039
Terminations and withdrawals	(511,014)	(353,171)	(744,914)	(326,574)	(239,595)	(112,083)
Contract benefits	(19,026)	(38,856)	—	(48,381)	(41,558)	(26,805)
Contract charges	(18,844)	(21,607)	(27,704)	(28,050)	(5,208)	(5,899)
Transfers	(2,138)	49,439	16,808	19,912	6,064	(130,108)
Net increase (decrease) in net assets from Contract transactions	(551,022)	(364,195)	(755,750)	(383,033)	(206,164)	(272,856)
Net increase (decrease) in net assets	(384,610)	(159,105)	(462,956)	8,225	(133,501)	(133,527)
Net assets:
Beginning of year	1,957,587	2,116,692	3,638,181	3,629,956	1,217,102	1,350,629
End of year	$1,572,977	$1,957,587	$3,175,225	$3,638,181	$1,083,601	$1,217,102
The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	BlackRock Managed Volatility V.I. Fund		BlackRock S&P 500 Index V.I. Fund Class II		BlackRock S&P 500 Index V.I. Fund Class III
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(110,207)	$1,032,642	$14,816	$17,774	$3,901	$11,226
Net realized gain (loss)	110,025	163,072	591,307	330,529	195,692	124,203
Change in unrealized gain (loss)	1,435,041	(874,908)	1,196,856	1,200,518	394,718	336,898
Net increase (decrease) in net assets from operations	1,434,859	320,806	1,802,979	1,548,821	594,311	472,327
From contract transactions:
Net purchase payments	19,738	83,228	741,396	17,269	18,000	18,000
Terminations and withdrawals	(1,767,630)	(1,506,672)	(435,364)	(157,585)	(233,164)	(133,039)
Contract benefits	(371,953)	(594,327)	—	—	—	—
Contract charges	(445,378)	(470,221)	(9,642)	(8,897)	(68,978)	(49,302)
Transfers	329,504	1,336,181	(306,218)	(578,805)	(64,505)	593,334
Net increase (decrease) in net assets from Contract transactions	(2,235,719)	(1,151,811)	(9,828)	(728,018)	(348,647)	428,993
Net increase (decrease) in net assets	(800,860)	(831,005)	1,793,151	820,803	245,664	901,320
Net assets:
Beginning of year	14,129,324	14,960,329	7,476,410	6,655,607	2,719,330	1,818,010
End of year	$13,328,464	$14,129,324	$9,269,561	$7,476,410	$2,964,994	$2,719,330

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	BlackRock Total Return V.I. Fund		CVT EAFE International Index Portfolio (a)		CVT Investment Grade Bond Index Portfolio (a)
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$27,338	$23,963	$6,987	$7,450	$4,476	$4,167
Net realized gain (loss)	(27,519)	(38,289)	3,808	986	(8,079)	(5,398)
Change in unrealized gain (loss)	4,902	56,152	(4,407)	45,899	2,668	11,652
Net increase (decrease) in net assets from operations	4,721	41,826	6,388	54,335	(935)	10,421
From contract transactions:
Net purchase payments	—	—	—	—	—	—
Terminations and withdrawals	(83,823)	(129,393)	(27,965)	(8,175)	(26,329)	(26,839)
Contract benefits	(67,571)	(38,134)	—	—	—	—
Contract charges	(7,041)	(7,388)	(423)	(426)	(584)	(748)
Transfers	(16,273)	47,658	25,923	9,872	14,737	6,644
Net increase (decrease) in net assets from Contract transactions	(174,708)	(127,257)	(2,465)	1,271	(12,176)	(20,943)
Net increase (decrease) in net assets	(169,987)	(85,431)	3,923	55,606	(13,111)	(10,522)
Net assets:
Beginning of year	913,220	998,651	385,826	330,220	259,638	270,160
End of year	$743,233	$913,220	$389,749	$385,826	$246,527	$259,638

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	CVT NASDAQ 100 Index Portfolio (a)		CVT Russell 2000 Small Cap Index Portfolio (a)		CVT S&P MidCap 400 Index Portfolio (a)
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(35,071)	$(27,942)	$6,218	$610	$4,240	$8,108
Net realized gain (loss)	642,141	175,375	66,254	(4,420)	142,263	77,007
Change in unrealized gain (loss)	365,888	1,360,175	134,414	289,152	75,818	169,955
Net increase (decrease) in net assets from operations	972,958	1,507,608	206,886	285,342	222,321	255,070
From contract transactions:
Net purchase payments	158,551	—	31,764	—	—	—
Terminations and withdrawals	(222,083)	(227,337)	(339,770)	(16,216)	(563,114)	(55,233)
Contract benefits	(217,025)	(111,199)	—	—	—	—
Contract charges	(29,688)	(23,976)	(6,290)	(6,082)	(7,823)	(6,448)
Transfers	(24,186)	(607)	(38,015)	(223)	(60,129)	78,727
Net increase (decrease) in net assets from Contract transactions	(334,431)	(363,119)	(352,311)	(22,521)	(631,066)	17,046
Net increase (decrease) in net assets	638,527	1,144,489	(145,425)	262,821	(408,745)	272,116
Net assets:
Beginning of year	4,181,854	3,037,365	2,136,687	1,873,866	1,943,543	1,671,427
End of year	$4,820,381	$4,181,854	$1,991,262	$2,136,687	$1,534,798	$1,943,543

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	Delaware VIP Real Estate Securities (b)		Dimensional VA Global Bond Portfolio (a)		Dimensional VA International Value Portfolio (a)
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$294	$140	$8,849	$6,787	$10,691	$8,294
Net realized gain (loss)	(3,928)	960	(1,364)	(277)	10,869	2,467
Change in unrealized gain (loss)	2,889	(196)	2,564	2,695	(13,732)	24,765
Net increase (decrease) in net assets from operations	(745)	904	10,049	9,205	7,828	35,526
From contract transactions:
Net purchase payments	13,368	—	—	—	130,626	—
Terminations and withdrawals	—	—	(18,670)	—	(20,885)	—
Contract benefits	—	—	—	—	—	—
Contract charges	(4)	(23)	(238)	(226)	(108)	(24)
Transfers	(23,863)	(1)	2,949	3,556	240	(29)
Net increase (decrease) in net assets from Contract transactions	(10,499)	(24)	(15,959)	3,330	109,873	(53)
Net increase (decrease) in net assets	(11,244)	880	(5,910)	12,535	117,701	35,473
Net assets:
Beginning of year	11,244	10,364	263,990	251,455	253,797	218,324
End of year	$—	$11,244	$258,080	$263,990	$371,498	$253,797

(a)  Name change. See Note 1.

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	Dimensional VA U.S. Large Value Portfolio (a)		Dimensional VA U.S. Targeted Value Portfolio (a)		FT VIP Franklin Global Real Estate VIP Fund
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$5,177	$6,516	$69	$588	$432	$708
Net realized gain (loss)	103,941	10,899	26,492	16,976	(43)	(54)
Change in unrealized gain (loss)	(25,128)	45,953	(18,212)	22,525	(654)	2,534
Net increase (decrease) in net assets from operations	83,990	63,368	8,349	40,089	(265)	3,188
From contract transactions:
Net purchase payments	45,000	—	60,903	—	—	—
Terminations and withdrawals	(114,306)	(795)	(159,657)	(4,629)	—	—
Contract benefits	—	—	—	—	—	—
Contract charges	(671)	(535)	(253)	(193)	—	(5)
Transfers	(148)	2,051	924	1,549	(1)	(1)
Net increase (decrease) in net assets from Contract transactions	(70,125)	721	(98,083)	(3,273)	(1)	(6)
Net increase (decrease) in net assets	13,865	64,089	(89,734)	36,816	(266)	3,182
Net assets:
Beginning of year	735,345	671,256	255,382	218,566	32,487	29,305
End of year	$749,210	$735,345	$165,648	$255,382	$32,221	$32,487

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	FT VIP Franklin Income VIP Fund		FT VIP Franklin Mutual Global Discovery VIP Fund		FT VIP Franklin Mutual Shares VIP Fund
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$124,254	$122,858	$517	$1,101	$11,133	$14,058
Net realized gain (loss)	1,661	150,140	6,930	4,452	(23,455)	15,536
Change in unrealized gain (loss)	54,092	(62,279)	(4,755)	9,156	124,042	139,608
Net increase (decrease) in net assets from operations	180,007	210,719	2,692	14,709	111,720	169,202
From contract transactions:
Net purchase payments	16,710	15,886	—	—	360	360
Terminations and withdrawals	(149,386)	(133,919)	—	—	(306,845)	(403,449)
Contract benefits	(107,088)	(39,047)	—	—	(19,176)	(53,828)
Contract charges	(13,139)	(13,667)	(306)	(269)	(30,241)	(31,636)
Transfers	19,294	65,123	24,036	—	(16,081)	(34,143)
Net increase (decrease) in net assets from Contract transactions	(233,609)	(105,624)	23,730	(269)	(371,983)	(522,696)
Net increase (decrease) in net assets	(53,602)	105,095	26,422	14,440	(260,263)	(353,494)
Net assets:
Beginning of year	2,912,463	2,807,368	92,216	77,776	1,270,252	1,623,746
End of year	$2,858,861	$2,912,463	$118,638	$92,216	$1,009,989	$1,270,252

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	FT VIP Franklin Rising Dividends VIP Fund		FT VIP Franklin Small Cap Value VIP Fund		FT VIP Franklin Strategic Income VIP Fund
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$986	$(728)	$(728)	$(5,180)	$31,042	$32,057
Net realized gain (loss)	134,277	241,831	20,371	(18,649)	(29,687)	(36,401)
Change in unrealized gain (loss)	85,992	3,031	94,351	139,877	26,691	70,381
Net increase (decrease) in net assets from operations	221,255	244,134	113,994	116,048	28,046	66,037
From contract transactions:
Net purchase payments	120	12,903	60	875	17,500	1,631
Terminations and withdrawals	(273,843)	(336,450)	(67,717)	(250,317)	(138,582)	(160,636)
Contract benefits	(18,853)	(40,891)	(41,090)	(27,064)	—	(10,191)
Contract charges	(20,767)	(20,878)	(9,724)	(9,986)	(8,199)	(8,545)
Transfers	62,627	147,062	(22,724)	(4,042)	12,279	51,353
Net increase (decrease) in net assets from Contract transactions	(250,716)	(238,254)	(141,195)	(290,534)	(117,002)	(126,388)
Net increase (decrease) in net assets	(29,461)	5,880	(27,201)	(174,486)	(88,956)	(60,351)
Net assets:
Beginning of year	2,366,754	2,360,874	1,063,050	1,237,536	941,083	1,001,434
End of year	$2,337,293	$2,366,754	$1,035,849	$1,063,050	$852,127	$941,083

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	FT VIP Templeton Foreign VIP Fund		FT VIP Templeton Global Bond VIP Fund		FT VIP Templeton Growth VIP Fund
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$10,797	$17,836	$(10,399)	$(19,502)	$276	$17,159
Net realized gain (loss)	10,336	(3,479)	(119,025)	(347,410)	11,779	(6,910)
Change in unrealized gain (loss)	(34,863)	145,026	(35,420)	368,485	21,049	123,757
Net increase (decrease) in net assets from operations	(13,730)	159,383	(164,844)	1,573	33,104	134,006
From contract transactions:
Net purchase payments	—	—	—	2,446	180	180
Terminations and withdrawals	(36,135)	(141,440)	(347,751)	(862,069)	(57,300)	(25,917)
Contract benefits	(18,982)	(36,227)	(11,466)	(28,454)	—	(48,455)
Contract charges	(13,894)	(15,431)	(7,486)	(14,047)	(20,865)	(19,945)
Transfers	16,514	(26,920)	60,969	46,694	22,889	(67,501)
Net increase (decrease) in net assets from Contract transactions	(52,497)	(220,018)	(305,734)	(855,430)	(55,096)	(161,638)
Net increase (decrease) in net assets	(66,227)	(60,635)	(470,578)	(853,857)	(21,992)	(27,632)
Net assets:
Beginning of year	839,877	900,512	1,603,793	2,457,650	688,868	716,500
End of year	$773,650	$839,877	$1,133,215	$1,603,793	$666,876	$688,868

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	Global Atlantic American Funds® Managed Risk Portfolio		Global Atlantic Balanced Managed Risk Portfolio		Global Atlantic Blackrock Selects Managed Risk Portfolio
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$1,437,482	$4,188,364	$961,130	$571,767	$1,509,041	$96,812
Net realized gain (loss)	971,450	17,562,223	525,119	(1,193,248)	4,511,778	622,257
Change in unrealized gain (loss)	13,131,664	(2,367,153)	4,594,773	8,778,076	8,537,508	16,155,170
Net increase (decrease) in net assets from operations	15,540,596	19,383,434	6,081,022	8,156,595	14,558,327	16,874,239
From contract transactions:
Net purchase payments	130,427	359,696	25,250	97,790	138,136	113,976
Terminations and withdrawals	(25,163,417)	(18,196,375)	(15,751,455)	(8,493,675)	(25,843,162)	(18,685,387)
Contract benefits	(2,027,451)	(4,239,762)	(1,106,864)	(1,368,833)	(1,630,310)	(2,138,579)
Contract charges	(4,935,010)	(5,204,999)	(2,791,123)	(2,903,918)	(5,386,078)	(5,549,602)
Transfers	(269,509)	169,198	381,097	483,577	(497,816)	(851,302)
Net increase (decrease) in net assets from Contract transactions	(32,264,960)	(27,112,242)	(19,243,095)	(12,185,059)	(33,219,230)	(27,110,894)
Net increase (decrease) in net assets	(16,724,364)	(7,728,808)	(13,162,073)	(4,028,464)	(18,660,903)	(10,236,655)
Net assets:
Beginning of year	164,979,167	172,707,975	85,465,965	89,494,429	166,746,480	176,983,135
End of year	$148,254,803	$164,979,167	$72,303,892	$85,465,965	$148,085,577	$166,746,480

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio		Global Atlantic Growth Managed Risk Portfolio		Global Atlantic Moderate Growth Managed Risk Portfolio
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$1,392,110	$615,171	$1,326,444	$881,248	$805,888	$519,957
Net realized gain (loss)	18,789,744	17,900,968	21,776,590	21,969,378	3,694,092	3,419,903
Change in unrealized gain (loss)	(8,566,886)	(5,061,328)	10,156,522	14,019,468	4,443,690	7,368,076
Net increase (decrease) in net assets from operations	11,614,968	13,454,811	33,259,556	36,870,094	8,943,670	11,307,936
From contract transactions:
Net purchase payments	130,493	143,710	105,147	411,367	45,784	319,612
Terminations and withdrawals	(29,840,545)	(20,519,238)	(51,556,612)	(32,156,984)	(12,409,789)	(11,858,268)
Contract benefits	(1,757,176)	(2,683,235)	(2,404,661)	(3,785,261)	(1,177,826)	(1,744,096)
Contract charges	(6,358,707)	(6,652,329)	(9,737,330)	(9,871,847)	(3,136,329)	(3,229,251)
Transfers	178,003	849,135	(635,522)	(506,265)	(85,080)	(244,137)
Net increase (decrease) in net assets from Contract transactions	(37,647,932)	(28,861,957)	(64,228,978)	(45,908,990)	(16,763,240)	(16,756,140)
Net increase (decrease) in net assets	(26,032,964)	(15,407,146)	(30,969,422)	(9,038,896)	(7,819,570)	(5,448,204)
Net assets:
Beginning of year	201,419,632	216,826,778	303,936,464	312,975,360	98,660,996	104,109,200
End of year	$175,386,668	$201,419,632	$272,967,042	$303,936,464	$90,841,426	$98,660,996

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	Global Atlantic Select Advisor Managed Risk Portfolio		Global Atlantic Wellington Research Managed Risk Portfolio		Goldman Sachs VIT Core Fixed Income Fund
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$543,770	$900,479	$1,135,462	$(510,290)	$35,454	$24,615
Net realized gain (loss)	1,066,560	5,402,418	20,058,928	1,666,679	(27,278)	(35,220)
Change in unrealized gain (loss)	6,408,399	2,229,572	14,987,379	41,698,456	(11,153)	79,433
Net increase (decrease) in net assets from operations	8,018,729	8,532,469	36,181,769	42,854,845	(2,977)	68,828
From contract transactions:
Net purchase payments	23,169	279,995	231,338	394,817	—	6,392
Terminations and withdrawals	(11,545,578)	(8,287,184)	(53,388,862)	(41,715,586)	(48,144)	(173,235)
Contract benefits	(720,583)	(771,399)	(2,722,576)	(4,736,253)	(110,792)	(56,926)
Contract charges	(2,299,534)	(2,344,923)	(10,597,158)	(10,876,406)	(10,256)	(11,252)
Transfers	(403,610)	(289,445)	(320,322)	(1,722,874)	(31,803)	11,597
Net increase (decrease) in net assets from Contract transactions	(14,946,136)	(11,412,956)	(66,797,580)	(58,656,302)	(200,995)	(223,424)
Net increase (decrease) in net assets	(6,927,407)	(2,880,487)	(30,615,811)	(15,801,457)	(203,972)	(154,596)
Net assets:
Beginning of year	76,045,020	78,925,507	338,651,774	354,453,231	1,455,775	1,610,371
End of year	$69,117,613	$76,045,020	$308,035,963	$338,651,774	$1,251,803	$1,455,775

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	Goldman Sachs VIT International Equity Insights Fund		Goldman Sachs VIT Mid Cap Growth Fund		Goldman Sachs VIT Mid Cap Value Fund
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$2,678	$3,055	$(1,238)	$(1,058)	$(393)	$(456)
Net realized gain (loss)	25,504	(248)	6,879	(393)	8,847	4,039
Change in unrealized gain (loss)	(10,186)	24,080	15,669	17,774	4,960	14,150
Net increase (decrease) in net assets from operations	17,996	26,887	21,310	16,323	13,414	17,733
From contract transactions:
Net purchase payments	40,105	—	—	—	—	—
Terminations and withdrawals	(109,089)	(512)	(10,998)	(1,417)	(126,069)	(5,276)
Contract benefits	—	—	—	—	—	—
Contract charges	(623)	(583)	(121)	(124)	(374)	(336)
Transfers	20,384	(1,092)	(636)	675	13,106	(9)
Net increase (decrease) in net assets from Contract transactions	(49,223)	(2,187)	(11,755)	(866)	(113,337)	(5,621)
Net increase (decrease) in net assets	(31,227)	24,700	9,555	15,457	(99,923)	12,112
Net assets:
Beginning of year	179,230	154,530	110,826	95,369	193,101	180,989
End of year	$148,003	$179,230	$120,381	$110,826	$93,178	$193,101

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio		Goldman Sachs VIT Small Cap Equity Insights Fund		Goldman Sachs VIT Trend Driven Allocation Fund
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$769	$3,091	$(1,497)	$(1,128)	$1,789	$(78)
Net realized gain (loss)	(424)	(1,452)	62,328	(10,710)	(548)	(77,847)
Change in unrealized gain (loss)	913	2,038	47,669	104,148	6,508	100,376
Net increase (decrease) in net assets from operations	1,258	3,677	108,500	92,310	7,749	22,451
From contract transactions:
Net purchase payments	—	—	20,052	—	—	—
Terminations and withdrawals	(5,901)	—	(23,369)	(11,608)	(3,990)	(119,547)
Contract benefits	—	(14,320)	—	(17,161)	—	—
Contract charges	(146)	(214)	(1,758)	(1,485)	(3,053)	(4,814)
Transfers	—	—	4,120	3,764	33	(307,534)
Net increase (decrease) in net assets from Contract transactions	(6,047)	(14,534)	(955)	(26,490)	(7,010)	(431,895)
Net increase (decrease) in net assets	(4,789)	(10,857)	107,545	65,820	739	(409,444)
Net assets:
Beginning of year	60,731	71,588	595,765	529,945	71,392	480,836
End of year	$55,942	$60,731	$703,310	$595,765	$72,131	$71,392

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	Goldman Sachs VIT U.S. Equity Insights Fund		Hartford Capital Appreciation HLS Fund		Hartford Disciplined Equity HLS Fund
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(19,540)	$(14,454)	$(5,752)	$(3,769)	$(2,571)	$(961)
Net realized gain (loss)	537,042	(13,395)	107,559	(5,705)	33,943	4,674
Change in unrealized gain (loss)	245,086	573,600	246,321	316,193	96,799	86,642
Net increase (decrease) in net assets from operations	762,588	545,751	348,128	306,719	128,171	90,355
From contract transactions:
Net purchase payments	—	—	120	120	—	—
Terminations and withdrawals	(99,309)	(164,527)	(218,778)	(210,251)	(4,056)	(33,434)
Contract benefits	(293,857)	(66,541)	(20,427)	—	—	—
Contract charges	(25,350)	(21,078)	(24,471)	(23,988)	(4,022)	(4,053)
Transfers	22,616	565	42,943	(56,144)	(11,363)	(4,414)
Net increase (decrease) in net assets from Contract transactions	(395,900)	(251,581)	(220,613)	(290,263)	(19,441)	(41,901)
Net increase (decrease) in net assets	366,688	294,170	127,515	16,456	108,730	48,454
Net assets:
Beginning of year	2,908,481	2,614,311	1,808,773	1,792,317	535,934	487,480
End of year	$3,275,169	$2,908,481	$1,936,288	$1,808,773	$644,664	$535,934

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	Hartford Dividend and Growth HLS Fund		Hartford International Opportunities HLS Fund		Hartford Total Return Bond HLS Fund
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$13,682	$9,373	$2,530	$176	$33,044	$40,332
Net realized gain (loss)	145,991	170,187	13,898	(10,595)	(80,439)	(96,683)
Change in unrealized gain (loss)	47,710	63,898	28,488	83,394	66,292	156,044
Net increase (decrease) in net assets from operations	207,383	243,458	44,916	72,975	18,897	99,693
From contract transactions:
Net purchase payments	—	2,854	—	—	—	54,789
Terminations and withdrawals	(304,648)	(204,853)	(128,829)	(242,697)	(406,290)	(178,446)
Contract benefits	(18,649)	(20,658)	—	(5,107)	(45,991)	(248,483)
Contract charges	(31,474)	(32,354)	(12,793)	(12,206)	(11,602)	(15,297)
Transfers	(60,055)	(15,253)	10,315	76,334	19,605	116,480
Net increase (decrease) in net assets from Contract transactions	(414,826)	(270,264)	(131,307)	(183,676)	(444,278)	(270,957)
Net increase (decrease) in net assets	(207,443)	(26,806)	(86,391)	(110,701)	(425,381)	(171,264)
Net assets:
Beginning of year	1,972,721	1,999,527	656,439	767,140	1,740,997	1,912,261
End of year	$1,765,278	$1,972,721	$570,048	$656,439	$1,315,616	$1,740,997

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	Invesco Oppenheimer V.I. International Growth Fund		Invesco V.I. Balanced-Risk Allocation Fund		Invesco V.I. Comstock Fund
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(519)	$(995)	$40,582	$(10,203)	$4,832	$4,509
Net realized gain (loss)	771	(9,517)	(71,690)	(178,154)	70,711	104,880
Change in unrealized gain (loss)	1,619	42,669	58,521	237,917	39,945	(25,608)
Net increase (decrease) in net assets from operations	1,871	32,157	27,413	49,560	115,488	83,781
From contract transactions:
Net purchase payments	—	6,808	—	—	—	—
Terminations and withdrawals	(89,723)	(43,106)	(281,705)	(418,220)	(24,588)	(124,105)
Contract benefits	—	—	—	(108,682)	—	—
Contract charges	(147)	(109)	(8,197)	(9,477)	(1,530)	(1,314)
Transfers	2,742	(2,984)	3,966	3,939	—	—
Net increase (decrease) in net assets from Contract transactions	(87,128)	(39,391)	(285,936)	(532,440)	(26,118)	(125,419)
Net increase (decrease) in net assets	(85,257)	(7,234)	(258,523)	(482,880)	89,370	(41,638)
Net assets:
Beginning of year	172,148	179,382	854,661	1,337,541	853,385	895,023
End of year	$86,891	$172,148	$596,138	$854,661	$942,755	$853,385

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	Invesco V.I. Core Equity Fund		Invesco V.I. Discovery Mid Cap Growth Fund		Invesco V.I. Equity and Income Fund
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(3,420)	$(2,913)	$(4,565)	$(3,811)	$2,998	$4,135
Net realized gain (loss)	59,935	4,536	(2,154)	(10,423)	23,921	28,560
Change in unrealized gain (loss)	90,781	118,963	101,523	61,389	31,958	17,375
Net increase (decrease) in net assets from operations	147,296	120,586	94,804	47,155	58,877	50,070
From contract transactions:
Net purchase payments	—	—	—	—	—	—
Terminations and withdrawals	(100,224)	(12,950)	(14,607)	(27,124)	(86,062)	(23,796)
Contract benefits	—	—	—	—	—	—
Contract charges	(13,109)	(12,492)	(515)	(566)	(3,229)	(2,931)
Transfers	(9,009)	(10,097)	29,254	5,433	1,068	3,508
Net increase (decrease) in net assets from Contract transactions	(122,342)	(35,539)	14,132	(22,257)	(88,223)	(23,219)
Net increase (decrease) in net assets	24,954	85,047	108,936	24,898	(29,346)	26,851
Net assets:
Beginning of year	649,144	564,097	429,312	404,414	589,065	562,214
End of year	$674,098	$649,144	$538,248	$429,312	$559,719	$589,065

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	Invesco V.I. EQV International Equity Fund		Invesco V.I. Global Fund		Invesco V.I. Global Real Estate Fund
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$7,838	$(9,284)	$(3,479)	$(3,122)	$2,500	$1,098
Net realized gain (loss)	17,348	(19,478)	20,473	32,877	(6,096)	(7,359)
Change in unrealized gain (loss)	(25,870)	222,365	28,980	57,388	1,464	23,524
Net increase (decrease) in net assets from operations	(684)	193,603	45,974	87,143	(2,132)	17,263
From contract transactions:
Net purchase payments	240	15,297	37,084	—	—	—
Terminations and withdrawals	(150,808)	(103,547)	(48,017)	(17,681)	(75,023)	(10,363)
Contract benefits	(49,980)	(39,189)	—	—	—	(3,749)
Contract charges	(23,275)	(25,301)	(728)	(560)	(652)	(697)
Transfers	75,360	32,188	(153)	(382)	7,831	15,629
Net increase (decrease) in net assets from Contract transactions	(148,463)	(120,552)	(11,814)	(18,623)	(67,844)	820
Net increase (decrease) in net assets	(149,147)	73,051	34,160	68,520	(69,976)	18,083
Net assets:
Beginning of year	1,241,605	1,168,554	337,410	268,890	227,745	209,662
End of year	$1,092,458	$1,241,605	$371,570	$337,410	$157,769	$227,745
The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	Invesco V.I. Government Money Market Fund		Invesco V.I. Main Street Mid Cap Fund®		Invesco V.I. Main Street Small Cap Fund®
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$220,138	$195,919	$(4,203)	$(4,912)	$(3,594)	$(35)
Net realized gain (loss)	—	—	2,310	(95,236)	19,055	(3,503)
Change in unrealized gain (loss)	—	—	69,908	160,860	23,579	59,917
Net increase (decrease) in net assets from operations	220,138	195,919	68,015	60,712	39,040	56,379
From contract transactions:
Net purchase payments	660,597	121,460	120	1,343	—	7,943
Terminations and withdrawals	(3,281,041)	(4,087,823)	(99,185)	(248,540)	(55,229)	(24,416)
Contract benefits	(123,305)	—	—	(29,977)	—	—
Contract charges	(62,089)	(45,041)	(2,304)	(2,652)	(467)	(461)
Transfers	3,328,816	2,696,229	(10,898)	57,824	905	2,118
Net increase (decrease) in net assets from Contract transactions	522,978	(1,315,175)	(112,267)	(222,002)	(54,791)	(14,816)
Net increase (decrease) in net assets	743,116	(1,119,256)	(44,252)	(161,290)	(15,751)	41,563
Net assets:
Beginning of year	4,836,393	5,955,649	484,713	646,003	380,997	339,434
End of year	$5,579,509	$4,836,393	$440,461	$484,713	$365,246	$380,997

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	Invesco V.I. Small Cap Equity Fund		Lord Abbett Bond Debenture Portfolio		Lord Abbett Fundamental Equity Portfolio
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(6,537)	$(6,431)	$132,471	$131,589	$(1,035)	$(2,892)
Net realized gain (loss)	34,855	(46,889)	(69,957)	(62,096)	94,889	11,606
Change in unrealized gain (loss)	83,885	164,889	108,937	103,052	89,765	165,412
Net increase (decrease) in net assets from operations	112,203	111,569	171,451	172,545	183,619	174,126
From contract transactions:
Net purchase payments	—	815	—	24,963	480	23,881
Terminations and withdrawals	(100,367)	(107,370)	(462,476)	(235,149)	(241,499)	(180,180)
Contract benefits	—	(159,469)	(38,951)	(17,320)	(30,451)	(70,694)
Contract charges	(8,465)	(8,042)	(18,342)	(19,533)	(23,404)	(25,244)
Transfers	(23,724)	103,211	23,592	(12,023)	(71,487)	(358)
Net increase (decrease) in net assets from Contract transactions	(132,556)	(170,855)	(496,177)	(259,062)	(366,361)	(252,595)
Net increase (decrease) in net assets	(20,353)	(59,286)	(324,726)	(86,517)	(182,742)	(78,469)
Net assets:
Beginning of year	704,471	763,757	3,195,567	3,282,084	1,317,925	1,396,394
End of year	$684,118	$704,471	$2,870,841	$3,195,567	$1,135,183	$1,317,925

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	Lord Abbett Growth Opportunities Portfolio		Lord Abbett Mid Cap Stock Portfolio		Lord Abbett Short Duration Income Portfolio
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(4,144)	$(4,629)	$(2,232)	$(1,667)	$27,522	$28,111
Net realized gain (loss)	(39,481)	(71,938)	65,402	(2,485)	(4,326)	(7,763)
Change in unrealized gain (loss)	183,630	123,565	(21,365)	42,340	8,538	11,447
Net increase (decrease) in net assets from operations	140,005	46,998	41,805	38,188	31,734	31,795
From contract transactions:
Net purchase payments	—	—	—	—	21,027	4,317
Terminations and withdrawals	(108,848)	(105,756)	(13,644)	(55,466)	(54,603)	(59,286)
Contract benefits	(10,431)	(2,579)	—	—	—	—
Contract charges	(3,156)	(3,715)	(193)	(175)	(1,447)	(1,688)
Transfers	(50,280)	17,406	(71,702)	51,224	3,329	21,211
Net increase (decrease) in net assets from Contract transactions	(172,715)	(94,644)	(85,539)	(4,417)	(31,694)	(35,446)
Net increase (decrease) in net assets	(32,710)	(47,646)	(43,734)	33,771	40	(3,651)
Net assets:
Beginning of year	536,038	583,684	347,834	314,063	770,628	774,279
End of year	$503,328	$536,038	$304,100	$347,834	$770,668	$770,628

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	LVIP American Century Capital Appreciation Fund (a)		LVIP American Century Mid Cap Value Fund (a)		LVIP American Century Value Fund (a)
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(1,002)	$(805)	$19,423	$19,996	$31,932	$24,402
Net realized gain (loss)	11,288	(4,739)	61,208	162,587	158,655	191,455
Change in unrealized gain (loss)	15,930	24,091	15,754	(111,223)	(47,034)	(72,637)
Net increase (decrease) in net assets from operations	26,216	18,547	96,385	71,360	143,553	143,220
From contract transactions:
Net purchase payments	30,903	—	—	—	—	2,446
Terminations and withdrawals	(32,121)	—	(116,270)	(274,055)	(204,136)	(162,545)
Contract benefits	—	—	(24,824)	(208,773)	(53,150)	(119,089)
Contract charges	(250)	(226)	(14,408)	(16,128)	(10,880)	(11,833)
Transfers	(355)	(1,860)	29,712	(11,909)	(71,473)	19,257
Net increase (decrease) in net assets from Contract transactions	(1,823)	(2,086)	(125,790)	(510,865)	(339,639)	(271,764)
Net increase (decrease) in net assets	24,393	16,461	(29,405)	(439,505)	(196,086)	(128,544)
Net assets:
Beginning of year	111,297	94,836	1,305,615	1,745,120	1,875,761	2,004,305
End of year	$135,690	$111,297	$1,276,210	$1,305,615	$1,679,675	$1,875,761

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	Macquarie VIP Core Equity Series (a)		Macquarie VIP International Core Equity Series (a)		Macquarie VIP Value Series (a)
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(137)	$(68)	$3,789	$8,298	$46	$37
Net realized gain (loss)	1,520	1,048	19,760	(1,511)	863	1,035
Change in unrealized gain (loss)	2,168	1,267	19,260	179,054	(501)	(561)
Net increase (decrease) in net assets from operations	3,551	2,247	42,809	185,841	408	511
From contract transactions:
Net purchase payments	—	—	—	6,808	—	—
Terminations and withdrawals	—	—	(43,510)	(61,750)	—	—
Contract benefits	—	—	(97,732)	(45,397)	—	—
Contract charges	(16)	(5)	(10,611)	(10,190)	—	—
Transfers	7,370	106	(11,624)	(56,172)	—	—
Net increase (decrease) in net assets from Contract transactions	7,354	101	(163,477)	(166,701)	—	—
Net increase (decrease) in net assets	10,905	2,348	(120,668)	19,140	408	511
Net assets:
Beginning of year	12,361	10,013	1,381,568	1,362,428	7,540	7,029
End of year	$23,266	$12,361	$1,260,900	$1,381,568	$7,948	$7,540

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	MFS® Blended Research® Core Equity Portfolio		MFS® Blended Research® Small Cap Equity Portfolio		MFS® Global Real Estate Portfolio
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(290)	$140	$(377)	$(1,628)	$517	$(604)
Net realized gain (loss)	20,614	11,000	(19,404)	(8,856)	(71)	1,606
Change in unrealized gain (loss)	25,668	31,132	34,360	79,104	(6,377)	8,975
Net increase (decrease) in net assets from operations	45,992	42,272	14,579	68,620	(5,931)	9,977
From contract transactions:
Net purchase payments	35,000	—	—	—	30,903	—
Terminations and withdrawals	(31,668)	(26,306)	(156,661)	(1,576)	—	(42,528)
Contract benefits	—	—	—	(5,429)	—	—
Contract charges	(113)	(89)	(380)	(355)	(216)	(170)
Transfers	1	—	(67,313)	59,805	21,005	3,892
Net increase (decrease) in net assets from Contract transactions	3,220	(26,395)	(224,354)	52,445	51,692	(38,806)
Net increase (decrease) in net assets	49,212	15,877	(209,775)	121,065	45,761	(28,829)
Net assets:
Beginning of year	190,537	174,660	499,857	378,792	91,592	120,421
End of year	$239,749	$190,537	$290,082	$499,857	$137,353	$91,592

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	MFS® Growth Series		MFS® International Intrinsic Value Portfolio		MFS® Investors Trust Series
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(31,439)	$(30,305)	$2,061	$(4,504)	$(1,053)	$(1,267)
Net realized gain (loss)	477,078	297,795	68,330	107,344	69,484	36,596
Change in unrealized gain (loss)	522,460	785,578	(10,416)	56,037	(2,217)	35,728
Net increase (decrease) in net assets from operations	968,099	1,053,068	59,975	158,877	66,214	71,057
From contract transactions:
Net purchase payments	—	—	—	1,631	—	2,446
Terminations and withdrawals	(467,669)	(669,363)	(60,654)	(114,498)	(118,616)	(60,873)
Contract benefits	(125,792)	(140,230)	(45,331)	(58,347)	—	(17,861)
Contract charges	(25,547)	(28,697)	(5,206)	(5,940)	(2,350)	(3,108)
Transfers	(25,311)	(244,276)	7,420	(59,917)	(55,717)	(11,162)
Net increase (decrease) in net assets from Contract transactions	(644,319)	(1,082,566)	(103,771)	(237,071)	(176,683)	(90,558)
Net increase (decrease) in net assets	323,780	(29,498)	(43,796)	(78,194)	(110,469)	(19,501)
Net assets:
Beginning of year	3,473,755	3,503,253	1,000,734	1,078,928	432,295	451,796
End of year	$3,797,535	$3,473,755	$956,938	$1,000,734	$321,826	$432,295

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	MFS® Mid Cap Growth Series		MFS® Mid Cap Value Portfolio		MFS® New Discovery Series
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(2,269)	$(1,928)	$794	$7,334	$(6,284)	$(7,217)
Net realized gain (loss)	11,546	(10,692)	124,600	57,742	(59,914)	(224,867)
Change in unrealized gain (loss)	26,321	57,216	53,907	81,603	111,451	347,778
Net increase (decrease) in net assets from operations	35,598	44,596	179,301	146,679	45,253	115,694
From contract transactions:
Net purchase payments	20,052	—	30,903	7,943	120	6,833
Terminations and withdrawals	(43,705)	(42,215)	(88,194)	(83,765)	(71,146)	(255,218)
Contract benefits	—	—	(92,695)	(43,576)	(9,991)	(33,256)
Contract charges	(599)	(561)	(10,439)	(9,438)	(11,835)	(13,336)
Transfers	313	1,835	34,647	(4,797)	(12,104)	(36,812)
Net increase (decrease) in net assets from Contract transactions	(23,939)	(40,941)	(125,778)	(133,633)	(104,956)	(331,789)
Net increase (decrease) in net assets	11,659	3,655	53,523	13,046	(59,703)	(216,095)
Net assets:
Beginning of year	251,614	247,959	1,468,778	1,455,732	822,703	1,038,798
End of year	$263,273	$251,614	$1,522,301	$1,468,778	$763,000	$822,703

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	MFS® Research International Portfolio		MFS® Total Return Bond Series		MFS® Utilities Series
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$364	$(136)	$2,611	$1,543	$3,061	$6,322
Net realized gain (loss)	6,566	110	(154)	(4,580)	8,450	17,665
Change in unrealized gain (loss)	(2,638)	7,270	(1,324)	6,834	16,040	(33,946)
Net increase (decrease) in net assets from operations	4,292	7,244	1,133	3,797	27,551	(9,959)
From contract transactions:
Net purchase payments	—	—	1,250	6,392	—	—
Terminations and withdrawals	(3,228)	(3,017)	(1,643)	(1,570)	(10,051)	(17,873)
Contract benefits	—	—	—	—	—	—
Contract charges	—	—	(222)	(140)	(216)	(158)
Transfers	(43,329)	—	4,877	3,342	(2,414)	7,693
Net increase (decrease) in net assets from Contract transactions	(46,557)	(3,017)	4,262	8,024	(12,681)	(10,338)
Net increase (decrease) in net assets	(42,265)	4,227	5,395	11,821	14,870	(20,297)
Net assets:
Beginning of year	67,182	62,955	80,779	68,958	274,235	294,532
End of year	$24,917	$67,182	$86,174	$80,779	$289,105	$274,235

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	MFS® Value Series		PIMCO All Asset Portfolio		PIMCO CommodityRealReturn® Strategy Portfolio
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$6,561	$7,428	$8,384	$2,856	$4,828	$81,217
Net realized gain (loss)	148,468	123,746	(256)	(4,909)	(10,329)	(1,780)
Change in unrealized gain (loss)	(26,720)	(42,701)	(4,136)	11,663	21,209	(132,777)
Net increase (decrease) in net assets from operations	128,309	88,473	3,992	9,610	15,708	(53,340)
From contract transactions:
Net purchase payments	—	—	—	—	13,368	—
Terminations and withdrawals	(100,313)	(243,075)	(264)	(16,016)	(41,359)	(3,579)
Contract benefits	(112,644)	—	—	—	—	—
Contract charges	(31,924)	(35,590)	(488)	(472)	(2,289)	(2,267)
Transfers	(59,776)	32,551	10,093	7,836	2,115	940
Net increase (decrease) in net assets from Contract transactions	(304,657)	(246,114)	9,341	(8,652)	(28,165)	(4,906)
Net increase (decrease) in net assets	(176,348)	(157,641)	13,333	958	(12,457)	(58,246)
Net assets:
Beginning of year	1,314,145	1,471,786	145,170	144,212	538,364	596,610
End of year	$1,137,797	$1,314,145	$158,503	$145,170	$525,907	$538,364

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	PIMCO Dynamic Bond Portfolio		PIMCO Emerging Markets Bond Portfolio		PIMCO Global Managed Asset Allocation Portfolio
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$4,241	$2,762	$4,782	$4,269	$794	$320
Net realized gain (loss)	(826)	(1,605)	(3,063)	(265)	(67)	(108)
Change in unrealized gain (loss)	1,414	4,736	3,473	4,970	2,355	3,156
Net increase (decrease) in net assets from operations	4,829	5,893	5,192	8,974	3,082	3,368
From contract transactions:
Net purchase payments	49,445	—	—	—	—	—
Terminations and withdrawals	(3,880)	(7,298)	(14,342)	(341)	—	—
Contract benefits	—	—	—	—	—	—
Contract charges	(146)	(135)	(121)	(109)	—	—
Transfers	354	120	(5)	(1)	—	—
Net increase (decrease) in net assets from Contract transactions	45,773	(7,313)	(14,468)	(451)	—	—
Net increase (decrease) in net assets	50,602	(1,420)	(9,276)	8,523	3,082	3,368
Net assets:
Beginning of year	99,864	101,284	99,696	91,173	32,499	29,131
End of year	$150,466	$99,864	$90,420	$99,696	$35,581	$32,499

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	PIMCO High Yield Portfolio		PIMCO International Bond Portfolio (U.S. Dollar-Hedged)		PIMCO Real Return Portfolio
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$7,796	$5,686	$9,198	$5,604	$693	$1,120
Net realized gain (loss)	(1,315)	(232)	(4,475)	2,940	(96)	(3,222)
Change in unrealized gain (loss)	769	10,545	10,595	19,964	(149)	3,499
Net increase (decrease) in net assets from operations	7,250	15,999	15,318	28,508	448	1,397
From contract transactions:
Net purchase payments	17,500	—	—	—	13,368	—
Terminations and withdrawals	(19,961)	—	(9,748)	(31,873)	—	(38,150)
Contract benefits	—	—	(24,396)	(13,986)	—	—
Contract charges	(108)	(85)	(2,440)	(2,551)	(27)	(128)
Transfers	(42,059)	91,312	(7,268)	1,168	990	—
Net increase (decrease) in net assets from Contract transactions	(44,628)	91,227	(43,852)	(47,242)	14,331	(38,278)
Net increase (decrease) in net assets	(37,378)	107,226	(28,534)	(18,734)	14,779	(36,881)
Net assets:
Beginning of year	220,028	112,802	376,806	395,540	40,940	77,821
End of year	$182,650	$220,028	$348,272	$376,806	$55,719	$40,940

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	PIMCO StocksPLUS® Global Portfolio		PIMCO Total Return Portfolio		Putnam VT Core Equity Fund
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$13,909	$8,271	$80,564	$68,202	$(563)	$(104)
Net realized gain (loss)	(8,945)	(77,423)	(62,903)	(124,696)	13,262	1,438
Change in unrealized gain (loss)	33,301	162,433	25,647	188,252	17,816	3,692
Net increase (decrease) in net assets from operations	38,265	93,281	43,308	131,758	30,515	5,026
From contract transactions:
Net purchase payments	—	—	213,682	3,262	98,248	24,963
Terminations and withdrawals	(103,022)	(159,220)	(295,906)	(464,430)	—	—
Contract benefits	—	(53,158)	(20,520)	(69,321)	—	—
Contract charges	(10,225)	(13,963)	(15,857)	(17,801)	(251)	—
Transfers	3,481	(28,565)	67,853	67,670	1,915	—
Net increase (decrease) in net assets from Contract transactions	(109,766)	(254,906)	(50,748)	(480,620)	99,912	24,963
Net increase (decrease) in net assets	(71,501)	(161,625)	(7,440)	(348,862)	130,427	29,989
Net assets:
Beginning of year	377,521	539,146	2,674,571	3,023,433	44,473	14,484
End of year	$306,020	$377,521	$2,667,131	$2,674,571	$174,900	$44,473

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	Putnam VT Global Asset Allocation Fund		Putnam VT Income Fund		Putnam VT International Value Fund
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$233	$91	$76,880	$82,994	$1,026	$248
Net realized gain (loss)	23	(10)	(63,110)	(77,796)	4,492	(119)
Change in unrealized gain (loss)	2,753	2,698	10,446	59,472	(2,181)	9,772
Net increase (decrease) in net assets from operations	3,009	2,779	24,216	64,670	3,337	9,901
From contract transactions:
Net purchase payments	—	—	—	52,278	—	—
Terminations and withdrawals	—	—	(145,331)	(116,568)	(39,112)	(5,820)
Contract benefits	—	—	—	(90,741)	—	—
Contract charges	—	—	(11,016)	(12,001)	(46)	(40)
Transfers	—	—	2,442	88,226	—	—
Net increase (decrease) in net assets from Contract transactions	—	—	(153,905)	(78,806)	(39,158)	(5,860)
Net increase (decrease) in net assets	3,009	2,779	(129,689)	(14,136)	(35,821)	4,041
Net assets:
Beginning of year	19,805	17,026	1,683,600	1,697,736	66,634	62,593
End of year	$22,814	$19,805	$1,553,911	$1,683,600	$30,813	$66,634

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	Putnam VT Large Cap Growth Fund		Putnam VT Large Cap Value Fund		Putnam VT Mortgage Securities Fund
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(6,643)	$(7,881)	$5,757	$29,906	$15,681	$43,726
Net realized gain (loss)	112,044	71,284	203,446	164,496	(4,187)	(14,167)
Change in unrealized gain (loss)	141,744	296,227	184,297	117,492	(1,466)	(18,157)
Net increase (decrease) in net assets from operations	247,145	359,630	393,500	311,894	10,028	11,402
From contract transactions:
Net purchase payments	360	13,786	49,445	—	—	6,392
Terminations and withdrawals	(87,378)	(205,958)	(238,772)	(262,071)	(10,077)	(13,824)
Contract benefits	(21,173)	(31,813)	(11,433)	—	—	—
Contract charges	(15,766)	(17,322)	(20,613)	(21,266)	(173)	(189)
Transfers	(85,941)	(272,696)	56,594	4,365	46	296
Net increase (decrease) in net assets from Contract transactions	(209,898)	(514,003)	(164,779)	(278,972)	(10,204)	(7,325)
Net increase (decrease) in net assets	37,247	(154,373)	228,721	32,922	(176)	4,077
Net assets:
Beginning of year	834,092	988,465	2,360,363	2,327,441	275,499	271,422
End of year	$871,339	$834,092	$2,589,084	$2,360,363	$275,323	$275,499

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31, 2024 and 2023

	Putnam VT Small Cap Value Fund		TOPS® Managed Risk Balanced ETF Portfolio		TOPS® Managed Risk Growth ETF Portfolio
	2024	2023	2024	2023	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$77	$(2,387)	$253,756	$(145,901)	$549,297	$(554,688)
Net realized gain (loss)	15,593	28,004	(1,344,040)	(1,756,224)	(3,279,852)	(4,981,168)
Change in unrealized gain (loss)	769	51,492	1,948,583	3,311,827	6,555,167	11,374,987
Net increase (decrease) in net assets from operations	16,439	77,109	858,299	1,409,702	3,824,612	5,839,131
From contract transactions:
Net purchase payments	30,903	—	54,928	6,404	5,787	4,740
Terminations and withdrawals	(123,853)	(44,761)	(2,121,949)	(1,893,447)	(6,791,994)	(6,199,951)
Contract benefits	—	—	(127,660)	(281,581)	(304,282)	(1,227,682)
Contract charges	(330)	(297)	(652,111)	(655,183)	(2,255,940)	(2,296,155)
Transfers	2,347	113,121	62,569	12,326	(529,278)	(325,080)
Net increase (decrease) in net assets from Contract transactions	(90,933)	68,063	(2,784,223)	(2,811,481)	(9,875,707)	(10,044,128)
Net increase (decrease) in net assets	(74,494)	145,172	(1,925,924)	(1,401,779)	(6,051,095)	(4,204,997)
Net assets:
Beginning of year	467,794	322,622	17,761,180	19,162,959	62,604,224	66,809,221
End of year	$393,300	$467,794	$15,835,256	$17,761,180	$56,553,129	$62,604,224

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (concluded)
For the Years Ended December 31, 2024 and 2023

	TOPS® Managed Risk Moderate Growth ETF Portfolio
	2024	2023
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$526,594	$(311,375)
Net realized gain (loss)	(4,298,919)	(5,452,505)
Change in unrealized gain (loss)	6,246,323	9,347,819
Net increase (decrease) in net assets from operations	2,473,998	3,583,939
From contract transactions:
Net purchase payments	39,500	13,780
Terminations and withdrawals	(4,794,620)	(4,720,927)
Contract benefits	(443,035)	(654,957)
Contract charges	(1,496,171)	(1,512,811)
Transfers	(241,918)	(38,830)
Net increase (decrease) in net assets from Contract transactions	(6,936,244)	(6,913,745)
Net increase (decrease) in net assets	(4,462,246)	(3,329,806)
Net assets:
Beginning of year	40,570,640	43,900,446
End of year	$36,108,394	$40,570,640

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements
December 31, 2024

Note 1 — Organization

Forethought Life Insurance Company Separate Account A ("Forethought Life Insurance Company Separate Account A" or the "Separate Account"), which is a funding vehicle for the ForeRetirement, ForeRetirement II, ForeRetirement III, ForeRetirement IV, ForeRetirement Foundation and ForeInvestors Choice variable annuity contracts, is a separate investment account of Forethought Life Insurance Company ("Forethought"), established on June 5, 2012, for the purpose of separating from the general assets of Forethought (the "General Account") those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Forethought. Forethought is the Sponsor of the Separate Account. Forethought is a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). Commonwealth Annuity is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company. GAFG was a majority-owned subsidiary of KKR & Co., Inc. ("KKR"). On January 2, 2024, KKR acquired all of the remaining minority equity interests of GAFG that KKR did not already own. At the closing of the transaction, GAFG became a wholly-owned subsidiary of KKR.

Forethought is subject to the laws of the state of Indiana governing insurance companies and to regulation by the Commissioner of Insurance of Indiana. In addition, Forethought is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Forethought. The Separate Account cannot be charged with liabilities arising out of any other business of Forethought. The General Account is subject to the claims of creditors.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Global Atlantic Distributors, LLC is the principal underwriter for the Separate Account and the Forethought Variable Insurance Trust (FVIT). Global Atlantic Distributors, LLC, an affiliate of Forethought, is a wholly-owned indirect subsidiary of GAFG.

The Separate Account is divided into Sub-Accounts, each of which invests exclusively in an Underlying Fund. Purchase payments for the Separate Account are allocated to one or more of the Sub-Accounts that comprise the Separate Account. One-hundred-twenty-three Sub-Accounts were offered by the Separate Account during 2024, of which one-hundred-twenty-one had activity. Two Sub-Accounts had no Contract owner activity during the year and a zero balance at December 31, 2024.

The following underlying funds had net assets as of or during the year ended December 31,2024:

Underlying Fund	Class	Investment Adviser	Sub-Adviser
AB VPS Relative Value Portfolio	Class B	AllianceBernstein L.P.	—
American Century VP Growth Fund	Class II	American Century Investment Management, Inc.	—
American Funds Asset Allocation Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Capital Income Builder®	Class 4	Capital Research and Management CompanySM	—
American Funds Capital World Growth and Income Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Global Growth Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Growth Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Growth-Income Fund	Class 4	Capital Research and Management CompanySM	—
American Funds International Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Managed Risk Asset Allocation Fund	Class P2	Capital Research and Management CompanySM	Milliman Financial Risk Management LLC

Underlying Fund	Class	Investment Adviser	Sub-Adviser
American Funds New World Fund	Class 4	Capital Research and Management CompanySM	—
American Funds The Bond Fund of America	Class 4	Capital Research and Management CompanySM	—
American Funds Washington Mutual Investors FundSM	Class 4	Capital Research and Management CompanySM	—
BlackRock Basic Value V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Capital Appreciation V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Equity Dividend V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Global Allocation V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock High Yield V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Managed Volatility V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock S&P 500 Index V.I. Fund	Class II	BlackRock Advisors, LLC	—
BlackRock S&P 500 Index V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Total Return V.I. Fund	Class III	BlackRock Advisors, LLC	—
CVT EAFE International Index Portfolio	Class F	Calvert Research and Management	World Asset Management, Inc.
CVT Investment Grade Bond Index Portfolio	Class F	Calvert Research and Management	Ameritas Investment Partners, Inc.
CVT NASDAQ 100 Index Portfolio	Class F	Calvert Research and Management	Ameritas Investment Partners, Inc.
CVT Russell 2000 Small Cap Index Portfolio	Class F	Calvert Research and Management	Ameritas Investment Partners, Inc.
CVT S&P MidCap 400 Index Portfolio	Class F	Calvert Research and Management	Ameritas Investment Partners, Inc.
Delaware VIP Real Estate Securities	Class II	Ivy Investment Management Company	Securian Asset Management, Inc.
Dimensional VA Global Bond Portfolio	Institutional Shares	Dimensional Fund Advisors LP	—
Dimensional VA International Value Portfolio	Institutional Shares	Dimensional Fund Advisors LP	—
Dimensional VA U.S. Large Value Portfolio	Institutional Shares	Dimensional Fund Advisors LP	—
Dimensional VA U.S. Targeted Value Portfolio	Institutional Shares	Dimensional Fund Advisors LP	—
FT VIP Franklin Global Real Estate VIP Fund	Class 2	Franklin Templeton Institutional, LLC	—
FT VIP Franklin Income VIP Fund	Class 4	Franklin Advisers, Inc.	—
FT VIP Franklin Mutual Global Discovery VIP Fund	Class 4	Franklin Mutual Advisers, LLC	—
FT VIP Franklin Mutual Shares VIP Fund	Class 4	Franklin Mutual Advisers, LLC	—
FT VIP Franklin Rising Dividends VIP Fund	Class 4	Franklin Advisers, Inc.	—

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2024

Underlying Fund	Class	Investment Adviser	Sub-Adviser
FT VIP Franklin Small Cap Value VIP Fund	Class 4	Franklin Mutual Advisers, LLC	—
FT VIP Franklin Strategic Income VIP Fund	Class 4	Franklin Advisers, Inc.	—
FT VIP Templeton Foreign VIP Fund	Class 4	Templeton Investment Counsel, LLC	—
FT VIP Templeton Global Bond VIP Fund	Class 4	Franklin Advisers, Inc.	—
FT VIP Templeton Growth VIP Fund	Class 4	Templeton Global Advisors Limited	—
Global Atlantic American Funds® Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Balanced Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Blackrock Selects Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Growth Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Moderate Growth Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Select Advisor Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Wellington Research Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Goldman Sachs VIT Core Fixed Income Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT International Equity Insights Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Mid Cap Growth Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Mid Cap Value Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Advisor Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Small Cap Equity Insights Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Trend Driven Allocation Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT U.S. Equity Insights Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Hartford Capital Appreciation HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP

Underlying Fund	Class	Investment Adviser	Sub-Adviser
Hartford Disciplined Equity HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford Dividend and Growth HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford International Opportunities HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford Total Return Bond HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Invesco Oppenheimer V.I. International Growth Fund	Series II	Invesco Advisers, Inc.	—
Invesco V.I. Balanced-Risk Allocation Fund	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. Comstock Fund	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. Core Equity Fund	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. Discovery Mid Cap Growth Fund	Series II	Invesco Advisers, Inc.	—
Invesco V.I. Equity and Income Fund	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. EQV International Equity Fund	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. Global Fund	Series II	Invesco Advisers, Inc.	—
Invesco V.I. Global Real Estate Fund	Series II Shares	Invesco Advisers, Inc.	Invesco Asset Management Limited
Invesco V.I. Government Money Market Fund	Series I Shares	Invesco Advisers, Inc.	—
Invesco V.I. Main Street Mid Cap Fund®	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc.	—
Invesco V.I. Small Cap Equity Fund	Series II Shares	Invesco Advisers, Inc.	—
Lord Abbett Bond Debenture Portfolio	Class VC	Lord, Abbett & Co. LLC	—
Lord Abbett Fundamental Equity Portfolio	Class VC	Lord, Abbett & Co. LLC	—
Lord Abbett Growth Opportunities Portfolio	Class VC	Lord, Abbett & Co. LLC	—
Lord Abbett Mid Cap Stock Portfolio	Class VC	Lord, Abbett & Co. LLC	—
Lord Abbett Short Duration Income Portfolio	Class VC	Lord, Abbett & Co. LLC	—
LVIP American Century Capital Appreciation Fund	Service Class	American Century Investment Management, Inc.	—

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2024

Underlying Fund	Class	Investment Adviser	Sub-Adviser
LVIP American Century Mid Cap Value Fund	Service Class	American Century Investment Management, Inc.	—
LVIP American Century Value Fund	Service Class	American Century Investment Management, Inc.	—
Macquarie VIP Core Equity Series	Service Class	Ivy Investment Management Company	—
Macquarie VIP International Core Equity Series	Service Class	Ivy Investment Management Company	—
Macquarie VIP Value Series	Service Class	Ivy Investment Management Company	—
MFS® Blended Research® Core Equity Portfolio	Service Class	MFS	—
MFS® Blended Research® Small Cap Equity Portfolio	Service Class	MFS	—
MFS® Global Real Estate Portfolio	Service Class	MFS	—
MFS® Growth Series	Service Class	MFS	—
MFS® International Intrinsic Value Portfolio	Service Class	MFS	—
MFS® Investors Trust Series	Service Class	MFS	—
MFS® Mid Cap Growth Series	Service Class	MFS	—
MFS® Mid Cap Value Portfolio	Service Class	MFS	—
MFS® New Discovery Series	Service Class	MFS	—
MFS® Research International Portfolio	Service Class	MFS	—
MFS® Total Return Bond Series	Service Class	MFS	—
MFS® Utilities Series	Service Class	MFS	—
MFS® Value Series	Service Class	MFS	—
PIMCO All Asset Portfolio	Advisor Class	PIMCO	Research Affiliates, LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Advisor Class	PIMCO	—
PIMCO Dynamic Bond Portfolio	Advisor Class	PIMCO	—
PIMCO Emerging Markets Bond Portfolio	Advisor Class	PIMCO	—

Underlying Fund	Class	Investment Adviser	Sub-Adviser
PIMCO Global Managed Asset Allocation Portfolio	Advisor Class	PIMCO	—
PIMCO High Yield Portfolio	Advisor Class	PIMCO	—
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	Advisor Class	PIMCO	—
PIMCO Real Return Portfolio	Advisor Class	PIMCO	—
PIMCO StocksPLUS® Global Portfolio	Advisor Class	PIMCO	—
PIMCO Total Return Portfolio	Advisor Class	PIMCO	—
Putnam VT Core Equity Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Global Asset Allocation Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Income Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT International Value Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Large Cap Growth Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Large Cap Value Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Mortgage Securities Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Small Cap Value Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
TOPS® Managed Risk Balanced ETF Portfolio	Class 3	ValMark Advisers, Inc.	Milliman Financial Risk Management, LLC
TOPS® Managed Risk Growth ETF Portfolio	Class 3	ValMark Advisers, Inc.	Milliman Financial Risk Management, LLC
TOPS® Managed Risk Moderate Growth ETF Portfolio	Class 3	ValMark Advisers, Inc.	Milliman Financial Risk Management, LLC

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2024

The following underlying funds had no assets as of or during the year ended December 31,2024:

Underlying Fund	Class
LVIP American Century Disciplined Core Value Fund	Service Class
Macquarie VIP Asset Strategy Series	Service Class

In 2024 the following Sub-Accounts were renamed:

Date	New Name	Old Name
April 26, 2024	LVIP American Century Capital	American Century VP Capital
	Appreciation Fund	Appreciation Fund
April 26, 2024	LVIP American Century Disciplined	American Century VP Disciplined
	Core Value Fund	Core Value Fund
April 26, 2024	LVIP American Century Mid Cap	American Century VP Mid Cap Value
	Value Fund	Fund
April 26, 2024	LVIP American Century Value Fund	American Century VP Value Fund
May 1, 2024	CVT EAFE International Index Portfolio	Calvert VP EAFE International Index
Portfolio
May 1, 2024	CVT Investment Grade Bond	Calvert VP Investment Grade Bond
	Index Portfolio	Index Portfolio
May 1, 2024	CVT NASDAQ 100 Index Portfolio	Calvert VP Nasdaq 100 Index Portfolio
May 1, 2024	CVT Russell 2000 Small Cap	Calvert VP Russell 2000® Small Cap
	Index Portfolio	Index Portfolio
May 1, 2024	CVT S&P MidCap 400 Index Portfolio	Calvert VP S&P MidCap 400 Index
Portfolio
May 1, 2024	Macquarie VIP Asset Strategy Series	Delaware Ivy VIP Asset Strategy
May 1, 2024	Macquarie VIP Core Equity Series	Delaware Ivy VIP Core Equity
May 1, 2024	Macquarie VIP International	Delaware Ivy VIP International Core
	Core Equity Series	Equity
May 1, 2024	Macquarie VIP Value Series	Delaware Ivy VIP Value
November 15, 2024	Dimensional VA Global Bond Portfolio	DFA VA Global Bond Portfolio
November 15, 2024	Dimensional VA International	DFA VA International Value Portfolio
Value Portfolio
November 15, 2024	Dimensional VA U.S. Large Value	DFA VA US Large Value Portfolio
Portfolio
November 15, 2024	Dimensional VA U.S. Targeted Value	DFA VA US Targeted Value Portfolio
Portfolio

In 2024 the following Sub-Accounts were liquidated:

Date	Liquidated Sub-Account
March 26, 2024	American Century VP Growth Fund
April 30, 2024	Delaware VIP Real Estate Securities

Note 2 — Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services — Investment Companies". The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

Subsequent Events

For the year ended December 31, 2024, Forethought evaluated subsequent events through April 14, 2025; the issuance date of the financial statements. There are no subsequent events requiring accounting adjustments or disclosure.

Investments

Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share ("NAV") of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain (loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at NAV. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

Financial Instruments

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP establishes a three-level valuation hierarchy based upon observable and non-observable inputs.
Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement of the financial instrument. The three levels of the fair value hierarchy are described below:

Basis of Fair Value Measurement

•  Level 1 — Inputs are unadjusted quoted prices in active markets to which Forethought had access at the measurement date for identical, unrestricted assets or liabilities.

•  Level 2 — Inputs to valuation techniques are observable either directly or indirectly through quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•  Level 3 — Model-derived where one or more inputs to the valuation techniques are significant and unobservable.

The Underlying Funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

Annuitized Contracts

Net assets allocated to Contracts in the payout phase ("Payout Reserves") involving life contingencies are computed according to the 2012 IAR mortality tables. The assumed investment return is 4.0 percent. The mortality risk is fully borne by Forethought and may result in greater amounts being transferred into the Separate Account by Forethought to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Forethought.

Statements of Changes in Net Assets

Contract owners may allocate their Contract values to variable investment options in the Separate Account and the Fixed Account. The Fixed Account is a part of the General Account that guarantees principal and a fixed minimum interest rate.

Net purchase payments represent payments by Contract owners under the Contracts (excluding amounts allocated to the Fixed Account) reduced by applicable deductions, charges, and state premium taxes. Terminations and withdrawals are payments to Contract owners and beneficiaries

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2024

made under the terms of the Contracts and amounts that Contract owners have requested to be withdrawn and paid to them. Contract charges are deductions from Contract values for optional rider benefits and annual Contract fees. Contract benefits are payments made to Contract owners and beneficiaries under the terms of the Contracts. Transfers include amounts that Contract owners have directed to be moved among variable Sub-Accounts, along with transfers from and to Contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of Forethought, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Forethought does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Forethought will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2024.

Diversification Requirement

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. Forethought believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Segment Reporting

The Separate Account adopted FASB issued ASU 2023-07, "Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures" ("ASU 2023-07") in 2024. ASU 2023-07 intends to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The Separate Account's adoption of the new standard impacted financial statement disclosures only and did not affect the Sub-Accounts' financial position or results of operations.

The Separate Account is engaged in a single line of business as a funding vehicle for the ForeRetirement, ForeRetirement II, ForeRetirement III, ForeRetirement IV, ForeRetirement Foundation and ForeInvestors Choice variable annuity contracts, established for the purpose of separating from the General Account those assets used to fund the variable portion of the Contracts issued by Forethought. The President of Forethought acts as the chief operating decision maker ("CODM"), who is responsible for ensuring the Separate Account maintains compliance with its Contract agreements and meets applicable regulations and reporting requirements. Each Sub-Account's operations constitute a single operating segment, and therefore, a single reportable segment, because the CODM manages the business using Net Increase in net assets from operations as their performance measure, in order to make operational decisions of each of the Sub-Accounts within the Separate Account. Refer to the Statements of Net Assets, Statements of Operations and Statements of Changes in Net Assets and related notes for each Sub-Account's operating segment assets, revenues, and significant expenses.

Note 3 — Expenses and Related Party Transactions

Forethought assesses a Mortality and Expense Risk Fee to compensate for certain mortality and expense risks it has assumed. The mortality risk assumed by Forethought is that annuitants may live for a longer time than anticipated, and that Forethought therefore will pay an aggregate amount of benefit payments greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges provided in the Contracts. If the fee for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, Forethought will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Forethought. Forethought also assesses an Administrative Charge to compensate for administrative expenses of the Contracts. Forethought assesses a Premium Based Charge to compensate for a portion of acquisition expenses, including promotion and distribution of the contract.

A daily Fund Facilitation Fee is applied to the assets in certain Sub-Accounts. The Fund Facilitation Fee allows Forethought to offer the funds underlying these certain Sub-Accounts to Contract holders, even though the amounts paid to Forethought by the funds may not be sufficient for Forethought to meet expenses and revenue targets.

Separate Account Annual Expenses (as a percentage of average daily Contract Value excluding Fixed Accumulation Feature and Personal Pension Account investments)	B Share	C Share	L Share	I Share
ForeRetirement
Mortality and Expense Risk Fee (1)	0.45%	1.35%	0.80%	N/A
Administrative Charge (2)	0.20%	0.20%	0.20%	N/A
Premium Based Charge (2)	0.50%	None	0.50%	N/A
Maximum Fund Facilitation Fee (2)(3)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.65%	2.05%	2.00%
ForeRetirement II
Mortality and Expense Risk Fee (1)	0.45%	1.45%	0.90%	N/A
Administrative Charge (2)	0.20%	0.20%	0.20%	N/A
Premium Based Charge (2)	0.50%	None	0.50%	N/A
Maximum Fund Facilitation Fee (2)(3)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.65%	2.15%	2.10%
ForeRetirement III
Mortality and Expense Risk Fee (1)	0.45%	1.45%	0.90%	N/A
Administrative Charge (2)	0.20%	0.20%	0.20%	N/A
Premium Based Charge (2)	0.50%	None	0.50%	N/A
Maximum Fund Facilitation Fee (2)(3)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.65%	2.15%	2.10%
ForeRetirement IV
Mortality and Expense Risk Fee (1)	0.45%	1.45%	N/A	0.10%
Administrative Charge (2)	0.20%	0.20%	N/A	0.20%
Premium Based Charge (2)	0.50%	None	N/A	None
Maximum Fund Facilitation Fee (2)(3)	0.50%	0.50%	N/A	0.50%
Total Separate Account Annual Expenses	1.65%	2.15%	0.80%
ForeRetirement Foundation
Mortality and Expense Risk Fee (1)	0.80%	1.45%	0.90%	N/A
Administrative Charge (2)	0.20%	0.20%	0.20%	N/A
Premium Based Charge (2)	None	None	0.50%	N/A
Maximum Fund Facilitation Fee (2)(3)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.50%	2.15%	2.10%
Separate Account Annual Expenses (as a percentage of average daily Contract Value excluding Fixed Accumulation Feature and Personal Pension Account investments)	B Share	C Share	L Share	I Share
ForeInvestors Choice
Mortality and Expense Risk Fee (1)	0.80%	0.95%	N/A	0.10%
Administrative Charge (2)	0.20%	0.20%	N/A	0.20%
Premium Based Charge (2)	None	None	N/A	None
Maximum Fund Facilitation Fee (2)(3)	0.50%	0.50%	N/A	0.50%
Total Separate Account Annual Expenses	1.50%	1.65%	0.80%

(1)  Statements of Operations, Mortality and expense risk fees

(2)  Statements of Operations, Other expenses

(3)  Fee is applied daily to amounts invested in the following Sub-Accounts:

  American Funds Managed Risk Asset Allocation Fund

  BlackRock High Yield V.I. Fund

  BlackRock U.S. Government Bond V.I. Fund

  Calvert VP Investment Grade Bond Index Portfolio

  Calvert VP NASDAQ 100 Index Portfolio

  DFA VA Global Bond Portfolio

  DFA VA International Value Portfolio

  DFA VA US Large Value Portfolio

  DFA VA US Targeted Value Portfolio

  FT VIP Franklin Global Real Estate VIP Fund

  Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

  Global Atlantic Growth Managed Risk Portfolio

  Global Atlantic Select Advisor Managed Risk Portfolio

  Goldman Sachs VIT Core Fixed Income Fund

  Hartford Capital Appreciation HLS Fund

  Hartford Total Return Bond HLS Fund

  Invesco V.I. Government Money Market Fund

  MFS® Total Return Bond Series

  PIMCO CommodityRealReturn® Strategy Portfolio

  PIMCO Real Return Portfolio

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2024

PIMCO Total Return Portfolio

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

There are other fees and charges that may be assessed at the discretion of Forethought, in accordance with Contract terms.

Global Atlantic Investment Advisors, LLC (GAIA) is the investment adviser to the FVIT. GAIA, an affiliate of Forethought, is a wholly owned indirect subsidiary of GAFG. During the year ended December 31, 2024, management fees of the underlying FVIT funds were paid by the underlying fund to GAIA in its capacity as investment manager of the FVIT funds, which is an indirect expense of the Separate Account.

The FVIT funds' advisory agreement provides for each fund to pay a fee to GAIA, equal to an annual rate ranging from 0.55% to 0.90% of the applicable fund's average daily net assets. In addition, according to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, Class II shares of each FVIT fund paid a fee to Global Atlantic Distributors, LLC equal to an annual rate of 0.25% of the fund's average daily net assets. Class I shares paid no 12b-1 fee. These fees are direct expenses of the funds, and indirect expenses of the Separate Account.

Note 4 — Changes In Units Outstanding

The changes in units outstanding were as follows:

	2024			2023
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Relative Value Portfolio	—	(1)	(1)	14	(1,565)	(1,551)
American Century VP Growth Fund (b)	22	(70,443)	(70,421)	3,532	(26,032)	(22,500)
American Funds Asset Allocation Fund	3,769	(24,796)	(21,027)	2,277	(6,886)	(4,609)
American Funds Capital Income Builder®	—	(9,172)	(9,172)	—	(227)	(227)
American Funds Capital World Growth and Income Fund	868	(10,910)	(10,042)	978	(18,955)	(17,977)
American Funds Global Growth Fund	5,173	(19,858)	(14,685)	6,981	(9,342)	(2,361)
American Funds Growth Fund	25,541	(103,513)	(77,972)	37,301	(115,481)	(78,180)
American Funds Growth-Income Fund	12,584	(61,611)	(49,027)	17,708	(137,755)	(120,047)
American Funds International Fund	13,187	(43,209)	(30,022)	9,348	(32,546)	(23,198)
American Funds Managed Risk Asset Allocation Fund	125,477	(5,801,035)	(5,675,558)	117,715	(5,454,039)	(5,336,324)
American Funds New World Fund	7,939	(8,373)	(434)	4,292	(24,763)	(20,471)
American Funds The Bond Fund of America	16,690	(1,899)	14,791	81,277	(3,088)	78,189
American Funds Washington Mutual Investors FundSM	28,991	(29,538)	(547)	13,068	(15,568)	(2,500)
BlackRock Basic Value V.I. Fund	4	(11)	(7)	4	(240)	(236)
BlackRock Capital Appreciation V.I. Fund	6,607	(20,655)	(14,048)	4,808	(25,518)	(20,710)
BlackRock Equity Dividend V.I. Fund	3,577	(28,194)	(24,617)	7,432	(24,359)	(16,927)
BlackRock Global Allocation V.I. Fund	934	(46,224)	(45,290)	4,732	(32,843)	(28,111)
BlackRock High Yield V.I. Fund	7,814	(22,152)	(14,338)	8,450	(29,497)	(21,047)
BlackRock Managed Volatility V.I. Fund	81,628	(272,072)	(190,444)	232,371	(335,420)	(103,049)
BlackRock S&P 500 Index V.I. Fund Class II	28,779	(26,838)	1,941	5,511	(39,694)	(34,183)
BlackRock S&P 500 Index V.I. Fund Class III	1,402	(18,544)	(17,142)	52,412	(27,386)	25,026
BlackRock Total Return V.I. Fund	6,302	(23,086)	(16,784)	6,402	(19,126)	(12,724)
CVT EAFE International Index Portfolio (a)	1,750	(1,911)	(161)	1,442	(1,385)	57

	2024			2023
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
CVT Investment Grade Bond Index Portfolio (a)	7,577	(8,797)	(1,220)	775	(2,935)	(2,160)
CVT NASDAQ 100 Index Portfolio (a)	6,547	(14,631)	(8,084)	1,713	(14,668)	(12,955)
CVT Russell 2000 Small Cap Index Portfolio (a)	4,106	(22,238)	(18,132)	536	(1,950)	(1,414)
CVT S&P MidCap 400 Index Portfolio (a)	2,599	(32,183)	(29,584)	5,303	(4,159)	1,144
Delaware VIP Real Estate Securities (b)	966	(1,734)	(768)	—	(2)	(2)
Dimensional VA Global Bond Portfolio (a)	314	(1,948)	(1,634)	398	(49)	349
Dimensional VA International Value Portfolio (a)	8,808	(1,474)	7,334	26	(32)	(6)
Dimensional VA U.S. Large Value Portfolio (a)	2,801	(7,095)	(4,294)	147	(94)	53
Dimensional VA U.S. Targeted Value Portfolio (a)	1,724	(7,510)	(5,786)	151	(351)	(200)
FT VIP Franklin Global Real Estate VIP Fund	—	—	—	—	—	—
FT VIP Franklin Income VIP Fund	3,740	(19,109)	(15,369)	18,964	(26,509)	(7,545)
FT VIP Franklin Mutual Global Discovery VIP Fund	1,427	(19)	1,408	—	(18)	(18)
FT VIP Franklin Mutual Shares VIP Fund	2,363	(24,774)	(22,411)	4,733	(37,677)	(32,944)
FT VIP Franklin Rising Dividends VIP Fund	8,942	(18,588)	(9,646)	9,917	(18,919)	(9,002)
FT VIP Franklin Small Cap Value VIP Fund	2,058	(8,143)	(6,085)	3,462	(20,320)	(16,858)
FT VIP Franklin Strategic Income VIP Fund	14,114	(24,702)	(10,588)	9,280	(21,330)	(12,050)
FT VIP Templeton Foreign VIP Fund	6,700	(10,855)	(4,155)	3,523	(22,890)	(19,367)
FT VIP Templeton Global Bond VIP Fund	12,422	(50,197)	(37,775)	10,267	(118,072)	(107,805)
FT VIP Templeton Growth VIP Fund	3,309	(6,603)	(3,294)	3,823	(15,089)	(11,266)
Global Atlantic American Funds® Managed Risk Portfolio	35,176	(2,104,102)	(2,068,926)	128,618	(2,113,925)	(1,985,307)
Global Atlantic Balanced Managed Risk Portfolio	87,516	(1,488,786)	(1,401,270)	159,734	(1,151,492)	(991,758)
Global Atlantic Blackrock Selects Managed Risk Portfolio	18,806	(2,555,338)	(2,536,532)	41,952	(2,376,844)	(2,334,892)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	92,073	(2,463,952)	(2,371,879)	132,075	(2,134,721)	(2,002,646)
Global Atlantic Growth Managed Risk Portfolio	100,499	(4,315,147)	(4,214,648)	113,043	(3,622,754)	(3,509,711)
Global Atlantic Moderate Growth Managed Risk Portfolio	17,469	(1,156,734)	(1,139,265)	42,093	(1,337,678)	(1,295,585)
Global Atlantic Select Advisor Managed Risk Portfolio	4,153	(955,933)	(951,780)	28,335	(863,757)	(835,422)
Global Atlantic Wellington Research Managed Risk Portfolio	111,015	(4,147,654)	(4,036,639)	85,045	(4,182,713)	(4,097,668)
Goldman Sachs VIT Core Fixed Income Fund	144	(20,011)	(19,867)	2,885	(25,570)	(22,685)

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2024

	2024			2023
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Goldman Sachs VIT International Equity Insights Fund	8,421	(11,050)	(2,629)	247	(434)	(187)
Goldman Sachs VIT Mid Cap Growth Fund	1,726	(2,178)	(452)	37	(82)	(45)
Goldman Sachs VIT Mid Cap Value Fund	579	(6,485)	(5,906)	—	(325)	(325)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	—	(584)	(584)	—	(1,474)	(1,474)
Goldman Sachs VIT Small Cap Equity Insights Fund	3,512	(3,393)	119	1,491	(3,064)	(1,573)
Goldman Sachs VIT Trend Driven Allocation Fund	—	(489)	(489)	—	(36,505)	(36,505)
Goldman Sachs VIT U.S. Equity Insights Fund	900	(15,608)	(14,708)	2,577	(15,762)	(13,185)
Hartford Capital Appreciation HLS Fund	4,389	(12,954)	(8,565)	1,387	(15,071)	(13,684)
Hartford Disciplined Equity HLS Fund	178	(1,420)	(1,242)	172	(3,804)	(3,632)
Hartford Dividend and Growth HLS Fund	1,613	(15,638)	(14,025)	2,181	(12,240)	(10,059)
Hartford International Opportunities HLS Fund	2,765	(10,861)	(8,096)	6,990	(21,881)	(14,891)
Hartford Total Return Bond HLS Fund	7,265	(47,837)	(40,572)	18,443	(44,815)	(26,372)
Invesco Oppenheimer V.I. International Growth Fund	165	(6,208)	(6,043)	535	(3,654)	(3,119)
Invesco V.I. Balanced-Risk Allocation Fund	300	(20,914)	(20,614)	334	(43,582)	(43,248)
Invesco V.I. Comstock Fund	—	(1,216)	(1,216)	—	(6,988)	(6,988)
Invesco V.I. Core Equity Fund	231	(5,452)	(5,221)	770	(2,604)	(1,834)
Invesco V.I. Discovery Mid Cap Growth Fund	1,365	(898)	467	373	(1,449)	(1,076)
Invesco V.I. Equity and Income Fund	25	(5,102)	(5,077)	367	(1,854)	(1,487)
Invesco V.I. EQV International Equity Fund	11,887	(21,157)	(9,270)	13,744	(21,071)	(7,327)
Invesco V.I. Global Fund	1,697	(2,417)	(720)	9	(1,088)	(1,079)
Invesco V.I. Global Real Estate Fund	933	(7,047)	(6,114)	3,385	(3,267)	118
Invesco V.I. Government Money Market Fund	640,985	(591,959)	49,026	524,826	(659,823)	(134,997)
Invesco V.I. Main Street Mid Cap Fund®	796	(6,112)	(5,316)	4,367	(18,350)	(13,983)
Invesco V.I. Main Street Small Cap Fund®	84	(2,706)	(2,622)	4,296	(5,052)	(756)
Invesco V.I. Small Cap Equity Fund	804	(6,646)	(5,842)	6,414	(16,098)	(9,684)
Lord Abbett Bond Debenture Portfolio	8,025	(45,727)	(37,702)	10,532	(32,402)	(21,870)
Lord Abbett Fundamental Equity Portfolio	2,842	(17,550)	(14,708)	5,596	(18,199)	(12,603)
Lord Abbett Growth Opportunities Portfolio	547	(7,890)	(7,343)	2,127	(7,545)	(5,418)
Lord Abbett Mid Cap Stock Portfolio	20,899	(25,927)	(5,028)	8,218	(8,913)	(695)
Lord Abbett Short Duration Income Portfolio	1,935	(4,851)	(2,916)	6,673	(9,955)	(3,282)
LVIP American Century Capital Appreciation Fund (a)	1,305	(1,353)	(48)	3,519	(3,621)	(102)
LVIP American Century Mid Cap Value Fund (a)	4,160	(9,514)	(5,354)	4,581	(29,983)	(25,402)
LVIP American Century Value Fund (a)	891	(16,124)	(15,233)	2,143	(15,875)	(13,732)
Macquarie VIP Core Equity Series (a)	286	(12)	274	5	—	5
Macquarie VIP International Core Equity Series (a)	81	(11,493)	(11,412)	2,116	(15,277)	(13,161)

	2024			2023
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Macquarie VIP Value Series (a)	—	—	—	—	—	—
MFS® Blended Research® Core Equity Portfolio	1,286	(1,158)	128	—	(1,369)	(1,369)
MFS® Blended Research® Small Cap Equity Portfolio	9,436	(20,846)	(11,410)	7,686	(4,859)	2,827
MFS® Global Real Estate Portfolio	3,434	(11)	3,423	470	(3,204)	(2,734)
MFS® Growth Series	3,732	(19,598)	(15,866)	3,118	(42,193)	(39,075)
MFS® International Intrinsic Value Portfolio	2,825	(7,573)	(4,748)	1,287	(14,944)	(13,657)
MFS® Investors Trust Series	310	(5,699)	(5,389)	275	(3,693)	(3,418)
MFS® Mid Cap Growth Series	3,296	(4,113)	(817)	157	(2,192)	(2,035)
MFS® Mid Cap Value Portfolio	10,756	(16,789)	(6,033)	3,535	(11,529)	(7,994)
MFS® New Discovery Series	2,546	(7,061)	(4,515)	3,130	(18,718)	(15,588)
MFS® Research International Portfolio	—	(2,903)	(2,903)	—	(214)	(214)
MFS® Total Return Bond Series	587	(171)	416	3,478	(2,749)	729
MFS® Utilities Series	140	(849)	(709)	1,477	(2,106)	(629)
MFS® Value Series	6,294	(17,822)	(11,528)	5,110	(16,353)	(11,243)
PIMCO All Asset Portfolio	731	(50)	681	1,516	(2,260)	(744)
PIMCO CommodityRealReturn® Strategy Portfolio	1,194	(3,226)	(2,032)	74	(431)	(357)
PIMCO Dynamic Bond Portfolio	4,231	(354)	3,877	18	(698)	(680)
PIMCO Emerging Markets Bond Portfolio	—	(1,253)	(1,253)	—	(41)	(41)
PIMCO Global Managed Asset Allocation Portfolio	—	—	—	—	—	—
PIMCO High Yield Portfolio	15,123	(19,135)	(4,012)	9,951	(1,918)	8,033
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	—	(3,872)	(3,872)	339	(4,824)	(4,485)
PIMCO Real Return Portfolio	1,283	(3)	1,280	—	(3,481)	(3,481)
PIMCO StocksPLUS® Global Portfolio	1,198	(6,531)	(5,333)	4,412	(18,684)	(14,272)
PIMCO Total Return Portfolio	31,941	(35,869)	(3,928)	15,114	(63,195)	(48,081)
Putnam VT Core Equity Fund	5,269	(1,549)	3,720	1,025	—	1,025
Putnam VT Global Asset Allocation Fund	—	—	—	—	—	—
Putnam VT Income Fund	4,880	(19,433)	(14,553)	13,732	(21,716)	(7,984)
Putnam VT International Value Fund	—	(2,497)	(2,497)	—	(458)	(458)
Putnam VT Large Cap Growth Fund	754	(6,655)	(5,901)	2,663	(22,194)	(19,531)
Putnam VT Large Cap Value Fund	8,180	(12,935)	(4,755)	3,536	(16,409)	(12,873)
Putnam VT Mortgage Securities Fund	10	(1,065)	(1,055)	3,610	(4,392)	(782)
Putnam VT Small Cap Value Fund	1,714	(6,592)	(4,878)	6,876	(3,171)	3,705
TOPS® Managed Risk Balanced ETF Portfolio	6,437	(210,482)	(204,045)	9,842	(236,521)	(226,679)
TOPS® Managed Risk Growth ETF Portfolio	202	(694,866)	(694,664)	1,497	(791,732)	(790,235)
TOPS® Managed Risk Moderate Growth ETF Portfolio	1,649	(488,594)	(486,945)	1,403	(535,635)	(534,232)

(a)  Name change. See Note 1.

(b)  Fund liquidation. See Note 1.

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2024

Note 5 — Purchases and Sales of Investments

The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2024 were as follows:

Investment Portfolios	Purchases	Sales
AB VPS Relative Value Portfolio	$2,036	$466
American Century VP Growth Fund (b)	171,143	2,804,638
American Funds Asset Allocation Fund	231,197	494,587
American Funds Capital Income Builder®	46,712	147,888
American Funds Capital World Growth and Income Fund	33,616	226,985
American Funds Global Growth Fund	313,689	498,918
American Funds Growth Fund	1,498,087	4,258,930
American Funds Growth-Income Fund	1,097,062	1,931,041
American Funds International Fund	218,777	649,410
American Funds Managed Risk Asset Allocation Fund	17,231,602	98,223,991
American Funds New World Fund	156,895	149,723
American Funds The Bond Fund of America	252,411	38,434
American Funds Washington Mutual Investors FundSM	877,542	775,555
BlackRock Basic Value V.I. Fund	4,088	647
BlackRock Capital Appreciation V.I. Fund	796,987	727,975
BlackRock Equity Dividend V.I. Fund	272,950	663,468
BlackRock Global Allocation V.I. Fund	323,728	797,923
BlackRock High Yield V.I. Fund	186,902	328,569
BlackRock Managed Volatility V.I. Fund	952,035	3,297,961
BlackRock S&P 500 Index V.I. Fund Class II	1,249,174	860,128
BlackRock S&P 500 Index V.I. Fund Class III	180,598	403,072
BlackRock Total Return V.I. Fund	99,382	246,598
CVT EAFE International Index Portfolio (a)	37,443	32,920
CVT Investment Grade Bond Index Portfolio (a)	81,363	89,063
CVT NASDAQ 100 Index Portfolio (a)	590,105	636,042
CVT Russell 2000 Small Cap Index Portfolio (a)	138,315	444,312
CVT S&P MidCap 400 Index Portfolio (a)	137,910	697,513
Delaware VIP Real Estate Securities (b)	13,703	23,908
Dimensional VA Global Bond Portfolio (a)	15,395	22,505
Dimensional VA International Value Portfolio (a)	153,823	25,559
Dimensional VA U.S. Large Value Portfolio (a)	137,851	125,950
Dimensional VA U.S. Targeted Value Portfolio (a)	44,790	131,670
FT VIP Franklin Global Real Estate VIP Fund	596	164
FT VIP Franklin Income VIP Fund	211,992	309,277
FT VIP Franklin Mutual Global Discovery VIP Fund	32,430	1,300
FT VIP Franklin Mutual Shares VIP Fund	88,875	427,960
FT VIP Franklin Rising Dividends VIP Fund	368,682	501,212
FT VIP Franklin Small Cap Value VIP Fund	77,244	195,478
FT VIP Franklin Strategic Income VIP Fund	188,548	274,508
FT VIP Templeton Foreign VIP Fund	100,629	142,329
FT VIP Templeton Global Bond VIP Fund	98,463	414,596
FT VIP Templeton Growth VIP Fund	60,849	113,460
Global Atlantic American Funds® Managed Risk Portfolio	3,195,522	34,023,000
Global Atlantic Balanced Managed Risk Portfolio	2,770,123	21,052,088
Global Atlantic Blackrock Selects Managed Risk Portfolio	3,029,791	34,739,980
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	13,697,234	40,686,758

Investment Portfolios	Purchases	Sales
Global Atlantic Growth Managed Risk Portfolio	$10,871,324	$68,392,838
Global Atlantic Moderate Growth Managed Risk Portfolio	2,631,595	17,764,766
Global Atlantic Select Advisor Managed Risk Portfolio	1,231,762	15,634,127
Global Atlantic Wellington Research Managed Risk Portfolio	14,870,630	71,256,122
Goldman Sachs VIT Core Fixed Income Fund	52,739	218,280
Goldman Sachs VIT International Equity Insights Fund	129,961	171,185
Goldman Sachs VIT Mid Cap Growth Fund	55,171	54,695
Goldman Sachs VIT Mid Cap Value Fund	18,184	126,664
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	1,442	6,720
Goldman Sachs VIT Small Cap Equity Insights Fund	130,899	77,682
Goldman Sachs VIT Trend Driven Allocation Fund	2,274	7,495
Goldman Sachs VIT U.S. Equity Insights Fund	467,001	451,154
Hartford Capital Appreciation HLS Fund	206,013	350,666
Hartford Disciplined Equity HLS Fund	31,709	26,935
Hartford Dividend and Growth HLS Fund	202,666	482,661
Hartford International Opportunities HLS Fund	53,926	182,704
Hartford Total Return Bond HLS Fund	124,135	535,368
Invesco Oppenheimer V.I. International Growth Fund	8,407	90,286
Invesco V.I. Balanced-Risk Allocation Fund	51,478	296,832
Invesco V.I. Comstock Fund	79,686	35,288
Invesco V.I. Core Equity Fund	64,675	134,602
Invesco V.I. Discovery Mid Cap Growth Fund	35,740	26,173
Invesco V.I. Equity and Income Fund	30,803	94,458
Invesco V.I. EQV International Equity Fund	204,834	339,569
Invesco V.I. Global Fund	59,195	52,618
Invesco V.I. Global Real Estate Fund	13,559	78,902
Invesco V.I. Government Money Market Fund	6,879,044	6,135,929
Invesco V.I. Main Street Mid Cap Fund®	28,480	133,579
Invesco V.I. Main Street Small Cap Fund®	14,804	60,012
Invesco V.I. Small Cap Equity Fund	53,072	156,426
Lord Abbett Bond Debenture Portfolio	264,485	628,191
Lord Abbett Fundamental Equity Portfolio	142,350	447,275
Lord Abbett Growth Opportunities Portfolio	12,968	189,829
Lord Abbett Mid Cap Stock Portfolio	408,432	464,892
Lord Abbett Short Duration Income Portfolio	54,898	59,069
LVIP American Century Capital Appreciation Fund (a)	38,990	34,024
LVIP American Century Mid Cap Value Fund (a)	194,910	238,622
LVIP American Century Value Fund (a)	176,522	378,987
Macquarie VIP Core Equity Series (a)	9,207	544
Macquarie VIP International Core Equity Series (a)	22,114	178,570
Macquarie VIP Value Series (a)	1,003	81
MFS® Blended Research® Core Equity Portfolio	54,863	34,065
MFS® Blended Research® Small Cap Equity Portfolio	187,584	408,946
MFS® Global Real Estate Portfolio	53,518	1,309
MFS® Growth Series	466,959	834,182
MFS® International Intrinsic Value Portfolio	110,601	169,136
MFS® Investors Trust Series	37,078	190,126
MFS® Mid Cap Growth Series	103,616	109,407
MFS® Mid Cap Value Portfolio	317,887	377,269

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2024

Investment Portfolios	Purchases	Sales
MFS® New Discovery Series	$60,493	$171,733
MFS® Research International Portfolio	952	47,145
MFS® Total Return Bond Series	9,670	2,797
MFS® Utilities Series	16,505	17,817
MFS® Value Series	278,160	485,539
PIMCO All Asset Portfolio	19,560	1,835
PIMCO CommodityRealReturn® Strategy Portfolio	26,612	49,949
PIMCO Dynamic Bond Portfolio	54,845	4,830
PIMCO Emerging Markets Bond Portfolio	5,691	15,378
PIMCO Global Managed Asset Allocation Portfolio	1,193	399
PIMCO High Yield Portfolio	195,729	232,561
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	12,894	47,548
PIMCO Real Return Portfolio	15,737	714
PIMCO StocksPLUS® Global Portfolio	42,420	138,278
PIMCO Total Return Portfolio	431,215	401,398
Putnam VT Core Equity Fund	157,177	50,430
Putnam VT Global Asset Allocation Fund	451	219
Putnam VT Income Fund	141,397	218,422
Putnam VT International Value Fund	1,711	39,662
Putnam VT Large Cap Growth Fund	63,646	242,055
Putnam VT Large Cap Value Fund	359,013	413,501
Putnam VT Mortgage Securities Fund	18,558	13,081
Putnam VT Small Cap Value Fund	53,858	128,450
TOPS® Managed Risk Balanced ETF Portfolio	502,337	3,032,805
TOPS® Managed Risk Growth ETF Portfolio	1,295,048	10,621,457
TOPS® Managed Risk Moderate Growth ETF Portfolio	970,956	7,380,605

(a)  Name change. See Note 1.

(b)  Fund liquidation. See Note 1.

Note 6 — Financial Highlights

The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the Contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum Contract charges offered by the Separate Account as Contract owners may not have selected all available and applicable Contract options as discussed in Note 3.

Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
AB VPS Relative Value Portfolio
2024	1,948	22.10	22.10	43,049	1.26	1.00	1.00	11.62	11.62
2023	1,949	19.80	19.80	38,599	1.09	1.00	1.00	10.61	10.61
2022	3,500	17.90	17.90	62,645	1.10	1.00	1.00	(5.39)	(5.39)
2021	3,675	18.92	18.92	69,520	0.63	1.00	1.00	26.56	26.56
2020	3,962	14.95	14.95	59,221	1.36	1.00	1.00	1.49	1.49
American Century VP Growth Fund (b)
2024	—	30.50	44.92	—	N/A	0.65	1.10	9.91	10.02
2023	70,421	37.01	40.83	2,551,635	N/A	0.65	1.55	40.94	42.22
2022	92,921	22.18	28.71	2,389,019	N/A	0.65	1.10	(32.07)	(31.77)
2021	97,778	32.65	33.80	3,618,702	N/A	0.65	1.10	25.72	26.31
2020	110,546	31.03	33.32	3,275,247	0.31	0.65	1.55	32.61	33.82
American Funds Asset Allocation Fund
2024	124,654	19.11	19.74	2,416,194	1.90	0.65	1.15	14.77	15.37
2023	145,681	16.65	17.11	2,457,889	2.04	0.65	1.15	12.73	13.24
2022	150,290	14.77	15.69	2,244,749	1.70	0.30	1.15	(14.62)	(13.93)
2021	153,652	17.30	18.23	2,685,038	1.34	0.30	1.15	13.52	14.51
2020	152,658	15.24	15.92	2,344,962	1.47	0.30	1.15	10.84	11.80
American Funds Capital Income Builder®
2024	96,205	15.07	16.28	1,473,318	3.12	0.30	1.15	8.73	9.56
2023	105,377	13.86	14.86	1,480,547	2.70	0.30	1.15	7.44	8.47
2022	105,604	12.90	13.70	1,377,762	2.56	0.30	1.15	(8.38)	(7.68)
2021	105,832	14.08	14.84	1,505,408	2.48	0.30	1.15	13.37	14.42
2020	110,028	12.42	12.97	1,379,170	2.67	0.30	1.15	2.90	3.76
American Funds Capital World Growth and Income Fund
2024	49,617	22.77	25.35	1,045,081	1.46	0.65	1.55	11.95	12.97
2023	59,659	16.92	22.44	1,110,663	1.66	0.65	1.65	18.65	19.87
2022	77,636	14.26	18.72	1,204,113	2.13	0.65	1.65	(18.89)	(18.11)
2021	81,992	17.58	18.98	1,565,401	1.29	0.65	1.65	12.55	13.72
2020	105,374	15.62	20.10	1,771,141	1.10	0.65	1.65	6.77	7.83
American Funds Global Growth Fund
2024	192,183	22.72	24.55	4,485,243	1.37	0.30	1.15	12.09	13.03
2023	206,868	20.27	21.72	4,296,316	0.71	0.30	1.15	20.94	21.95
2022	209,229	16.76	17.81	3,586,859	0.45	0.30	1.15	(25.81)	(25.14)
2021	200,125	22.59	23.79	4,612,381	0.21	0.30	1.15	14.84	15.77
2020	181,512	19.67	20.55	3,641,813	0.16	0.30	1.15	28.65	29.82

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2024

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
American Funds Growth Fund
2024	540,075	41.10	41.32	22,548,269	0.17	0.30	1.65	29.16	30.88
2023	618,047	31.82	31.57	20,019,444	0.17	0.30	1.65	35.87	37.74
2022	696,227	23.42	22.92	16,713,594	0.10	0.30	1.65	(31.26)	(30.33)
2021	696,380	34.07	32.90	24,138,631	0.06	0.30	1.65	19.71	21.31
2020	765,665	28.46	27.12	22,526,943	0.20	0.30	1.65	49.24	51.25
American Funds Growth-Income Fund
2024	510,462	28.02	24.82	13,597,430	0.92	0.30	1.65	21.88	23.54
2023	559,489	22.99	20.09	12,340,535	1.15	0.30	1.65	23.80	25.41
2022	679,536	18.57	16.02	12,515,758	1.09	0.30	1.65	(18.09)	(16.95)
2021	665,760	22.67	19.29	14,987,489	0.96	0.30	1.65	21.82	23.42
2020	649,739	18.61	15.63	12,262,732	1.20	0.30	1.65	11.37	12.93
American Funds International Fund
2024	129,276	13.72	14.49	1,831,486	0.94	0.30	1.55	1.33	2.62
2023	159,298	13.54	14.12	2,203,023	1.06	0.30	1.55	13.78	15.27
2022	182,496	11.90	12.25	2,211,837	1.53	0.30	1.55	(22.22)	(21.27)
2021	179,040	15.30	15.56	2,763,401	2.26	0.30	1.55	(3.23)	(2.02)
2020	187,237	15.81	15.88	2,959,929	0.45	0.30	1.55	11.89	13.35
American Funds Managed Risk Asset Allocation Fund
2024	25,618,103	14.60	19.45	438,562,229	1.93	0.75	1.75	12.57	13.81
2023	31,293,661	12.97	17.09	471,513,032	1.84	0.75	1.75	8.35	9.41
2022	36,629,985	11.97	15.62	505,282,691	2.17	0.75	1.75	(15.47)	(14.64)
2021	42,020,007	14.16	15.82	680,613,990	1.35	0.75	1.75	10.54	11.64
2020	47,882,088	12.81	16.39	696,862,576	1.52	0.75	1.75	4.06	5.13
American Funds New World Fund
2024	88,425	13.84	17.84	1,443,331	1.18	0.30	1.65	4.61	6.00
2023	88,859	13.23	16.83	1,370,461	1.17	0.30	1.65	13.76	15.35
2022	109,330	11.63	14.59	1,478,218	1.07	0.30	1.65	(23.49)	(22.52)
2021	118,185	15.20	18.83	2,065,921	0.63	0.30	1.65	2.91	4.32
2020	128,389	14.77	17.72	2,157,363	0.04	0.65	1.65	21.26	22.46
American Funds The Bond Fund of America
2024	184,389	10.35	10.49	1,930,841	4.14	1.00	1.15	(0.19)	(0.10)
2023	169,598	10.37	10.50	1,776,447	3.84	1.00	1.15	3.49	3.65
2022	91,409	10.02	10.13	921,824	2.66	1.00	1.15	(13.70)	(13.57)
2021	99,461	11.61	11.72	1,162,079	1.21	1.00	1.15	(1.78)	(1.60)
2020	100,471	11.82	11.91	1,193,023	2.50	1.00	1.15	8.14	8.27
American Funds Washington Mutual Investors FundSM
2024	412,626	23.95	25.88	10,019,412	1.45	0.30	1.15	17.52	18.50
2023	413,173	20.38	21.84	8,528,864	1.72	0.30	1.15	15.60	16.60
2022	415,673	17.63	18.73	7,408,464	1.78	0.30	1.15	(9.73)	(8.95)
2021	402,990	19.53	20.57	7,944,255	1.35	0.30	1.15	26.08	27.13
2020	345,269	15.49	16.18	5,392,371	1.69	0.30	1.15	7.20	8.16
BlackRock Basic Value V.I. Fund
2024	2,227	19.19	19.46	43,175	1.78	1.00	1.15	8.79	8.96
2023	2,234	17.64	17.86	39,772	1.53	1.00	1.15	14.92	15.08
2022	2,470	15.35	15.52	38,187	1.19	1.00	1.15	(6.23)	(6.05)
2021	2,485	16.37	16.52	40,920	1.07	1.00	1.15	20.01	20.15
2020	3,380	13.64	13.75	46,383	2.06	1.00	1.15	1.94	2.08

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
BlackRock Capital Appreciation V.I. Fund
2024	37,370	33.73	51.64	1,469,005	N/A	0.65	1.15	30.43	31.10
2023	51,418	35.71	39.39	1,549,044	N/A	0.65	1.55	46.29	47.64
2022	72,128	19.69	26.68	1,498,329	N/A	0.65	1.65	(38.81)	(38.23)
2021	69,284	32.18	29.45	2,348,930	N/A	0.65	1.65	18.92	20.11
2020	86,237	27.06	35.96	2,414,894	N/A	0.65	1.65	39.20	40.63
BlackRock Equity Dividend V.I. Fund
2024	64,590	21.02	27.92	1,572,977	2.22	0.65	1.15	8.46	9.02
2023	89,207	19.38	25.61	1,957,587	1.77	0.65	1.15	10.68	11.25
2022	106,134	17.51	23.02	2,116,692	1.43	0.65	1.15	(5.20)	(4.72)
2021	115,823	18.47	24.16	2,455,689	1.27	0.65	1.15	18.93	19.49
2020	138,448	15.53	20.22	2,470,632	1.96	0.65	1.15	2.37	2.90
BlackRock Global Allocation V.I. Fund
2024	195,151	15.90	17.70	3,175,225	1.33	0.65	1.55	7.22	8.19
2023	240,441	14.83	16.36	3,638,181	2.43	0.65	1.55	10.75	11.75
2022	268,552	13.39	14.64	3,629,956	N/A	0.65	1.55	(17.35)	(16.58)
2021	290,152	16.20	17.55	4,719,446	0.84	0.65	1.55	4.79	5.72
2020	294,750	15.46	16.60	4,500,940	1.22	0.65	1.55	18.83	19.94
BlackRock High Yield V.I. Fund
2024	73,196	14.37	15.53	1,083,601	6.69	0.40	1.25	6.44	7.40
2023	87,534	13.50	14.46	1,217,102	6.29	0.40	1.25	11.57	12.44
2022	108,581	12.24	12.86	1,350,629	5.07	0.40	1.65	(12.01)	(10.88)
2021	116,401	13.91	14.43	1,636,256	4.26	0.40	1.65	3.42	4.79
2020	109,610	13.18	13.77	1,480,266	5.04	0.40	1.25	5.69	6.58
BlackRock Managed Volatility V.I. Fund
2024	1,091,357	11.63	12.35	13,328,464	0.01	0.65	1.55	10.03	10.96
2023	1,281,801	10.57	11.13	14,129,324	7.92	0.65	1.55	1.34	2.30
2022	1,384,850	10.43	10.88	14,960,329	N/A	0.65	1.55	4.30	5.22
2021	1,767,384	10.00	10.34	18,167,369	0.67	0.65	1.55	(1.09)	(0.19)
2020	1,874,388	10.11	10.36	19,329,094	3.70	0.65	1.55	1.71	2.57
BlackRock S&P 500 Index V.I. Fund Class II
2024	310,998	29.50	31.88	9,269,561	1.16	0.30	1.15	23.28	24.34
2023	309,057	23.93	25.64	7,476,410	1.23	0.30	1.15	24.57	25.62
2022	343,240	19.21	20.41	6,655,607	1.47	0.30	1.15	(19.29)	(18.59)
2021	331,960	23.80	25.07	7,961,515	1.20	0.30	1.15	26.87	27.91
2020	326,949	18.76	19.60	6,169,510	1.81	0.30	1.15	16.67	17.72
BlackRock S&P 500 Index V.I. Fund Class III
2024	130,946	22.34	23.03	2,964,994	1.03	0.65	1.10	23.15	23.75
2023	148,088	18.14	18.61	2,719,330	1.37	0.65	1.10	24.50	25.07
2022	123,062	14.57	14.88	1,818,010	0.97	0.65	1.10	(19.32)	(18.95)
2021	182,712	18.06	18.36	3,331,349	0.95	0.65	1.10	26.83	27.41
2020	241,941	14.06	14.41	3,470,604	1.47	0.65	1.55	16.10	17.15
BlackRock Total Return V.I. Fund
2024	72,907	10.19	10.27	743,233	4.14	0.65	1.00	0.10	0.39
2023	89,691	10.05	10.23	913,220	3.57	0.65	1.15	4.15	4.82
2022	102,415	9.65	9.76	998,651	2.05	0.65	1.15	(15.20)	(14.83)
2021	105,368	11.38	11.46	1,210,270	1.39	0.65	1.15	(2.82)	(2.39)
2020	147,871	11.71	11.74	1,744,987	1.87	0.65	1.15	7.33	7.90

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2024

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
CVT EAFE International Index Portfolio (a)
2024	26,977	14.23	15.11	389,749	2.77	0.65	1.15	1.79	2.30
2023	27,138	13.98	14.77	385,826	3.09	0.65	1.15	16.21	16.76
2022	27,081	12.03	12.65	330,220	3.66	0.65	1.15	(15.76)	(15.27)
2021	25,312	14.28	14.93	365,892	1.77	0.65	1.15	9.43	9.94
2020	69,525	13.05	13.58	933,964	3.37	0.65	1.15	6.36	6.85
CVT Investment Grade Bond Index Portfolio (a)
2024	24,896	9.81	9.99	246,527	2.96	0.75	1.25	(0.51)	0.00
2023	26,116	9.86	9.99	259,638	2.67	0.75	1.25	3.90	4.39
2022	28,276	8.95	9.57	270,160	2.62	0.75	1.75	(14.27)	(13.39)
2021	33,800	10.44	11.05	373,997	2.48	0.75	1.75	(3.78)	(2.81)
2020	33,358	10.85	11.37	380,930	2.89	0.75	1.75	5.24	6.36
CVT NASDAQ 100 Index Portfolio (a)
2024	113,514	41.89	45.27	4,820,381	0.35	0.40	1.25	23.31	24.40
2023	121,598	33.97	36.39	4,181,854	0.33	0.40	1.25	52.13	53.41
2022	134,553	22.33	23.72	3,037,365	0.20	0.40	1.25	(33.64)	(33.09)
2021	130,254	33.65	35.45	4,424,497	0.29	0.40	1.25	25.00	26.07
2020	130,184	26.92	27.13	3,532,043	0.45	1.10	1.25	45.99	46.25
CVT Russell 2000 Small Cap Index Portfolio (a)
2024	102,896	18.84	19.96	1,991,262	1.18	0.65	1.15	9.73	10.28
2023	121,028	17.17	18.10	2,136,687	0.89	0.65	1.15	15.00	15.65
2022	122,442	14.93	15.65	1,873,866	0.99	0.65	1.15	(21.54)	(21.20)
2021	114,049	19.03	19.86	2,216,018	0.76	0.65	1.15	13.00	13.55
2020	123,163	16.84	17.49	2,114,831	1.09	0.65	1.15	18.01	18.66
CVT S&P MidCap 400 Index Portfolio (a)
2024	69,645	21.76	23.52	1,534,798	1.03	0.30	1.15	11.99	12.97
2023	99,229	19.43	20.82	1,943,543	1.26	0.30	1.15	14.56	15.54
2022	98,085	16.96	18.02	1,671,427	1.14	0.30	1.15	(14.52)	(13.78)
2021	95,884	19.84	20.90	1,905,490	0.85	0.30	1.15	22.77	23.82
2020	104,710	16.16	16.88	1,688,355	1.24	0.30	1.15	11.83	12.76
Delaware VIP Real Estate Securities (b)
2024	—	13.04	13.83	—	2.17	0.30	1.00	(8.75)	(8.59)
2023	768	14.29	15.13	11,244	2.02	0.30	1.00	8.42	9.16
2022	770	13.18	13.86	10,364	1.35	0.30	1.00	(25.70)	(25.12)
2021	2,706	17.74	18.51	48,236	0.92	0.30	1.00	42.26	43.27
2020	2,661	12.47	12.47	33,176	1.74	1.00	1.00	(4.08)	(4.08)
Dimensional VA Global Bond Portfolio (a)
2024	25,757	10.02	10.02	258,080	4.78	1.35	1.35	3.94	3.94
2023	27,391	9.64	9.64	263,990	3.99	1.35	1.35	3.66	3.66
2022	27,042	9.30	9.30	251,455	1.69	1.35	1.35	(7.55)	(7.55)
2021	24,500	10.06	10.06	246,518	0.69	1.35	1.35	(2.42)	(2.42)
2020	29,477	10.25	10.31	303,790	0.02	1.35	1.50	0.00	0.10
Dimensional VA International Value Portfolio (a)
2024	26,063	14.25	14.25	371,498	4.77	1.35	1.35	5.17	5.17
2023	18,729	13.55	13.55	253,797	4.84	1.35	1.35	16.31	16.31
2022	18,735	11.65	11.65	218,324	3.96	1.35	1.35	(4.74)	(4.74)
2021	18,843	12.23	12.23	230,540	3.68	1.35	1.35	16.48	16.48
2020	25,006	10.44	10.50	262,538	2.36	1.35	1.50	(3.24)	(3.05)

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Dimensional VA U.S. Large Value Portfolio (a)
2024	43,964	16.86	17.06	749,210	2.07	1.35	1.50	11.66	11.87
2023	48,258	15.10	15.25	735,345	2.31	1.35	1.50	9.26	9.48
2022	48,205	13.82	13.93	671,256	2.29	1.35	1.50	(6.24)	(6.20)
2021	45,061	14.74	14.85	668,662	1.73	1.35	1.50	25.13	25.32
2020	44,923	11.78	11.85	532,149	2.23	1.35	1.50	(2.89)	(2.63)
Dimensional VA U.S. Targeted Value Portfolio (a)
2024	8,975	18.46	18.46	165,648	1.41	1.35	1.35	6.71	6.71
2023	14,761	17.30	17.30	255,382	1.61	1.35	1.35	18.41	18.41
2022	14,961	14.61	14.61	218,566	1.38	1.35	1.35	(5.50)	(5.50)
2021	13,117	15.46	15.46	202,773	1.22	1.35	1.35	37.79	37.79
2020	20,266	11.16	11.22	227,338	1.71	1.35	1.50	2.48	2.65
FT VIP Franklin Global Real Estate VIP Fund
2024	2,619	11.65	12.42	32,221	1.83	0.40	1.10	(1.44)	(0.72)
2023	2,619	11.82	12.51	32,487	2.86	0.40	1.10	10.26	11.00
2022	2,619	10.72	11.27	29,305	2.41	0.40	1.10	(26.88)	(26.39)
2021	2,619	14.66	15.31	39,833	1.26	0.40	1.10	25.41	26.32
2020	6,561	11.60	11.69	76,722	3.21	1.10	1.25	(6.60)	(6.48)
FT VIP Franklin Income VIP Fund
2024	185,586	15.91	17.71	2,858,861	4.97	0.65	1.55	5.43	6.37
2023	200,955	15.09	16.65	2,912,463	5.03	0.65	1.55	6.87	7.84
2022	208,500	13.22	14.61	2,807,368	5.22	0.30	1.65	(7.16)	(5.86)
2021	286,415	14.24	15.52	4,078,907	4.46	0.30	1.65	14.75	16.25
2020	300,552	12.41	13.35	3,698,060	6.38	0.30	1.65	(1.12)	0.23
FT VIP Franklin Mutual Global Discovery VIP Fund
2024	7,214	16.45	16.45	118,638	1.53	1.00	1.00	3.59	3.59
2023	5,806	15.88	15.88	92,216	2.30	1.00	1.00	18.95	18.95
2022	5,824	13.35	13.35	77,776	1.57	1.00	1.00	(5.85)	(5.85)
2021	4,079	14.18	14.18	57,818	2.52	1.00	1.00	17.87	17.87
2020	4,091	12.03	12.03	49,226	2.22	1.00	1.00	(5.50)	(5.50)
FT VIP Franklin Mutual Shares VIP Fund
2024	49,660	14.95	21.05	1,009,989	1.83	0.65	1.10	9.93	10.44
2023	72,071	13.60	19.06	1,270,252	1.77	0.65	1.10	12.12	12.58
2022	105,015	12.40	16.93	1,623,746	1.84	0.65	1.65	(8.96)	(8.04)
2021	111,920	13.62	18.41	1,877,479	2.73	0.65	1.65	17.11	18.24
2020	126,224	11.63	15.57	1,808,426	2.82	0.65	1.65	(6.74)	(5.75)
FT VIP Franklin Rising Dividends VIP Fund
2024	86,618	24.14	26.66	2,337,293	0.94	0.30	1.65	8.84	10.35
2023	96,264	22.18	24.16	2,366,754	0.86	0.30	1.65	10.18	11.65
2022	105,266	20.13	21.64	2,360,874	0.81	0.30	1.65	(12.13)	(10.95)
2021	117,204	22.91	24.30	2,952,797	0.89	0.30	1.65	24.58	26.23
2020	141,132	18.39	19.25	2,850,965	1.20	0.30	1.65	13.94	15.48
FT VIP Franklin Small Cap Value VIP Fund
2024	48,727	18.50	26.01	1,035,849	0.81	0.65	1.65	9.79	10.87
2023	54,812	16.85	23.46	1,063,050	0.41	0.65	1.65	10.86	11.93
2022	71,670	15.20	20.96	1,237,536	0.88	0.65	1.65	(11.58)	(10.69)
2021	81,824	17.19	18.56	1,577,772	0.90	0.65	1.65	23.14	24.31
2020	99,314	13.96	18.87	1,558,392	1.37	0.65	1.65	3.41	4.43

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2024

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
FT VIP Franklin Strategic Income VIP Fund
2024	76,694	10.03	11.63	852,127	4.24	0.65	1.65	2.24	3.29
2023	87,282	9.81	11.26	941,083	4.24	0.65	1.65	6.28	7.34
2022	99,332	9.23	10.49	1,001,434	3.99	0.65	1.65	(12.35)	(11.48)
2021	130,646	10.59	11.37	1,479,807	3.27	0.65	1.65	0.38	1.43
2020	166,434	10.49	11.68	1,837,694	4.69	0.65	1.65	1.65	2.64
FT VIP Templeton Foreign VIP Fund
2024	65,342	11.90	12.28	773,650	2.26	0.65	1.15	(2.22)	(1.68)
2023	69,497	12.17	12.49	839,877	2.94	0.65	1.15	19.31	19.87
2022	88,864	10.20	10.42	900,512	2.87	0.65	1.15	(8.77)	(8.36)
2021	88,661	11.18	11.37	983,002	1.67	0.65	1.15	2.85	3.46
2020	91,017	10.24	10.99	971,445	3.27	0.65	1.55	(2.85)	(1.96)
FT VIP Templeton Global Bond VIP Fund
2024	148,823	7.18	8.11	1,133,215	N/A	0.65	1.10	(12.33)	(12.04)
2023	186,598	8.19	9.22	1,603,793	N/A	0.65	1.10	1.61	2.10
2022	294,403	8.06	9.03	2,457,650	N/A	0.65	1.10	(6.17)	(5.64)
2021	358,905	8.98	9.57	3,179,837	N/A	0.65	1.15	(6.07)	(5.71)
2020	363,208	9.56	10.15	3,418,681	7.89	0.65	1.15	(6.46)	(5.93)
FT VIP Templeton Growth VIP Fund
2024	44,026	12.52	16.50	666,876	0.79	0.65	1.10	4.16	4.63
2023	47,320	12.02	15.77	688,868	3.12	0.65	1.10	19.48	20.02
2022	58,586	10.06	13.14	716,500	0.09	0.65	1.10	(12.60)	(12.17)
2021	58,424	11.51	14.96	810,730	0.96	0.65	1.10	3.79	4.18
2020	64,156	11.09	14.36	854,630	2.95	0.65	1.10	4.43	4.97
Global Atlantic American Funds® Managed Risk Portfolio
2024	9,176,466	14.16	17.18	148,254,803	1.70	0.65	1.65	9.26	10.27
2023	11,245,392	12.96	15.58	164,979,167	3.28	0.65	1.65	11.34	12.57
2022	13,230,699	11.64	13.84	172,707,975	1.89	0.65	1.65	(17.27)	(16.48)
2021	14,845,510	14.56	16.09	232,575,883	1.10	0.65	1.65	9.31	10.36
2020	16,297,050	12.87	15.01	231,782,971	1.44	0.65	1.65	8.61	9.80
Global Atlantic Balanced Managed Risk Portfolio
2024	5,148,493	12.49	14.94	72,303,892	1.99	0.65	1.65	6.66	7.71
2023	6,549,763	11.71	13.87	85,465,965	1.44	0.65	1.65	9.03	10.08
2022	7,541,521	10.74	12.60	89,494,429	0.85	0.65	1.65	(16.49)	(15.61)
2021	8,474,185	13.47	14.54	119,407,795	0.88	0.65	1.65	7.25	8.27
2020	6,302,272	11.99	13.78	82,783,464	1.62	0.65	1.65	6.96	8.08
Global Atlantic Blackrock Selects Managed Risk Portfolio
2024	10,970,434	11.97	14.38	148,085,577	1.75	0.65	1.65	8.42	9.60
2023	13,506,966	11.04	13.12	166,746,480	0.85	0.65	1.65	9.63	10.62
2022	15,841,858	10.07	11.86	176,983,135	3.32	0.65	1.65	(16.91)	(16.01)
2021	17,687,819	13.34	13.48	235,614,495	1.34	0.65	1.65	8.54	9.68
2020	19,889,373	11.16	12.87	241,795,408	1.55	0.65	1.65	8.98	10.09
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
2024	10,933,118	14.25	16.57	175,386,668	1.59	0.70	1.70	5.09	6.15
2023	13,304,997	13.56	15.61	201,419,632	1.15	0.70	1.70	5.94	7.06
2022	15,307,643	12.80	15.10	216,826,778	0.70	0.35	1.70	(13.80)	(12.62)
2021	17,464,564	15.49	17.28	284,657,139	0.82	0.35	1.70	14.91	16.44
2020	19,548,150	12.92	14.84	275,123,900	1.39	0.35	1.70	5.73	7.15

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Global Atlantic Growth Managed Risk Portfolio
2024	17,417,466	13.87	16.33	272,967,042	1.33	0.70	1.70	10.61	11.77
2023	21,632,114	12.54	14.61	303,936,464	1.16	0.70	1.70	11.96	12.99
2022	25,141,825	11.20	12.93	312,975,360	0.87	0.70	1.70	(15.98)	(15.16)
2021	28,172,885	14.40	15.12	414,253,942	0.79	0.70	1.70	12.76	13.94
2020	31,863,307	11.82	13.38	412,251,295	1.48	0.70	1.70	5.16	6.27
Global Atlantic Moderate Growth Managed Risk Portfolio
2024	5,989,982	13.39	15.74	90,841,426	1.62	0.65	1.65	8.69	9.76
2023	7,129,247	12.32	14.34	98,660,996	1.29	0.65	1.65	10.99	12.12
2022	8,424,832	11.10	12.79	104,109,200	0.95	0.65	1.65	(16.79)	(15.97)
2021	9,586,950	13.34	15.22	141,165,551	0.90	0.65	1.65	10.07	11.26
2020	10,642,057	12.12	13.68	141,169,989	1.50	0.65	1.65	6.32	7.38
Global Atlantic Select Advisor Managed Risk Portfolio
2024	4,254,354	14.14	17.12	69,117,613	1.59	0.70	1.70	10.21	11.39
2023	5,206,134	12.83	15.37	76,045,020	2.03	0.70	1.70	10.99	12.03
2022	6,041,556	11.56	13.72	78,925,507	1.11	0.70	1.70	(17.37)	(16.49)
2021	6,729,751	14.61	16.06	105,530,252	1.20	0.70	1.70	11.44	12.54
2020	7,740,223	12.56	14.61	108,087,109	1.79	0.70	1.70	4.84	5.87
Global Atlantic Wellington Research Managed Risk Portfolio
2024	17,998,080	14.95	17.32	308,035,963	1.16	0.30	1.65	10.50	11.96
2023	22,034,719	13.53	15.47	338,651,774	0.65	0.30	1.65	12.38	13.92
2022	26,132,387	12.04	13.58	354,453,231	0.11	0.30	1.65	(18.48)	(17.35)
2021	29,379,776	15.10	16.43	485,256,723	0.57	0.30	1.65	10.54	12.07
2020	30,645,911	13.36	16.09	455,767,858	0.93	0.65	1.65	9.33	10.43
Goldman Sachs VIT Core Fixed Income Fund
2024	124,382	9.93	10.07	1,251,803	3.72	1.15	1.30	(0.40)	(0.20)
2023	144,249	9.97	10.09	1,455,775	2.80	1.15	1.30	4.40	4.56
2022	166,934	9.55	9.65	1,610,371	1.45	1.15	1.30	(15.34)	(15.28)
2021	170,830	11.28	11.39	1,944,691	1.13	1.15	1.30	(3.51)	(3.31)
2020	180,918	11.69	11.78	2,130,943	2.00	1.15	1.30	7.94	8.17
Goldman Sachs VIT International Equity Insights Fund
2024	10,263	14.12	14.61	148,003	2.06	0.65	1.00	4.75	5.11
2023	12,892	13.90	13.90	179,230	2.49	0.65	0.65	17.60	17.60
2022	13,079	11.49	11.82	154,530	2.87	0.65	1.00	(14.57)	(14.22)
2021	14,917	13.45	13.78	205,067	2.66	0.65	1.00	10.70	11.04
2020	13,127	12.41	12.41	162,877	1.41	0.65	0.65	5.89	5.89
Goldman Sachs VIT Mid Cap Growth Fund
2024	4,749	25.14	25.49	120,381	N/A	1.00	1.15	18.92	19.11
2023	5,201	21.14	21.40	110,826	N/A	1.00	1.15	17.05	17.26
2022	5,246	18.06	18.25	95,369	N/A	1.00	1.15	(27.12)	(27.03)
2021	5,318	24.78	25.01	132,556	N/A	1.00	1.15	10.18	10.37
2020	3,929	22.49	22.66	88,999	N/A	1.00	1.15	42.70	42.88
Goldman Sachs VIT Mid Cap Value Fund
2024	4,540	20.53	20.53	93,178	0.64	1.00	1.00	11.03	11.03
2023	10,446	18.26	18.49	193,101	0.74	1.00	1.15	9.80	10.06
2022	10,771	16.63	16.80	180,989	0.36	1.00	1.15	(11.21)	(11.16)
2021	14,551	18.73	18.91	275,096	0.22	1.00	1.15	29.08	29.25
2020	13,444	14.51	14.63	196,604	0.46	1.00	1.15	6.93	7.18

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2024

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
2024	5,451	10.26	10.26	55,942	2.37	1.10	1.10	1.99	1.99
2023	6,035	10.06	10.51	60,731	5.48	0.65	1.10	6.34	6.81
2022	7,509	9.46	9.84	71,588	3.41	0.65	1.10	(7.62)	(7.17)
2021	7,531	10.24	10.60	77,666	1.31	0.65	1.10	3.43	3.92
2020	7,552	9.90	10.20	75,167	1.67	0.65	1.10	5.43	5.92
Goldman Sachs VIT Small Cap Equity Insights Fund
2024	33,296	20.85	21.14	703,310	0.79	1.00	1.15	17.46	17.64
2023	33,177	17.75	17.97	595,765	0.80	1.00	1.15	17.55	17.76
2022	34,750	15.10	15.26	529,945	0.09	1.00	1.15	(20.53)	(20.44)
2021	36,406	19.00	19.18	697,847	0.24	1.00	1.15	22.11	22.32
2020	29,518	15.56	15.68	462,713	N/A	1.00	1.15	7.09	7.25
Goldman Sachs VIT Trend Driven Allocation Fund
2024	4,943	14.59	14.59	72,131	3.06	0.65	0.65	11.04	11.04
2023	5,432	13.13	13.14	71,392	0.76	0.65	1.00	14.37	14.86
2022	41,937	11.48	11.44	480,836	N/A	0.65	1.00	(19.94)	(19.72)
2021	43,560	14.34	14.25	623,126	N/A	0.65	1.00	15.00	15.38
2020	33,298	12.47	12.35	414,316	0.19	0.65	1.00	3.06	3.43
Goldman Sachs VIT U.S. Equity Insights Fund
2024	117,318	27.92	27.92	3,275,169	0.40	1.00	1.00	26.74	26.74
2023	132,026	22.03	22.03	2,908,481	0.46	1.00	1.00	22.39	22.39
2022	145,211	18.00	18.00	2,614,311	0.58	1.00	1.00	(20.70)	(20.70)
2021	158,340	22.70	22.70	3,594,851	0.58	1.00	1.00	27.82	27.82
2020	160,845	17.76	17.76	2,856,750	0.64	1.00	1.00	16.15	16.15
Hartford Capital Appreciation HLS Fund
2024	67,225	23.59	34.64	1,936,288	0.52	0.70	1.70	18.84	20.07
2023	75,790	19.85	28.85	1,808,773	0.61	0.70	1.70	17.66	18.87
2022	89,474	16.87	24.27	1,792,317	0.68	0.70	1.70	(16.90)	(16.11)
2021	103,109	20.30	21.92	2,438,148	0.22	0.70	1.70	12.53	13.69
2020	114,387	18.04	25.45	2,374,802	0.68	0.70	1.70	19.55	20.79
Hartford Disciplined Equity HLS Fund
2024	38,287	16.29	16.93	644,664	0.36	0.65	1.55	23.22	24.30
2023	39,529	13.22	13.62	535,934	0.60	0.65	1.55	19.10	20.21
2022	43,161	11.10	11.33	487,480	0.78	0.65	1.55	(20.49)	(19.76)
2021	47,337	13.96	14.12	666,437	0.33	0.65	1.55	23.32	24.41
2020	48,680	11.32	11.35	552,130	0.17	0.65	1.55	13.20	13.50
Hartford Dividend and Growth HLS Fund
2024	55,746	24.27	34.68	1,765,278	1.56	0.65	1.65	10.57	11.69
2023	69,771	21.95	31.05	1,972,721	1.31	0.65	1.65	11.99	13.16
2022	79,830	19.60	27.44	1,999,527	1.39	0.65	1.65	(10.62)	(9.74)
2021	95,209	21.93	30.40	2,622,560	1.00	0.65	1.65	29.53	30.81
2020	116,278	16.93	23.24	2,436,445	1.89	0.65	1.65	5.68	6.75
Hartford International Opportunities HLS Fund
2024	34,698	15.78	17.56	570,048	1.17	0.65	1.55	6.41	7.33
2023	42,794	14.83	16.36	656,439	0.83	0.65	1.55	9.77	10.77
2022	57,685	13.51	14.77	767,140	1.29	0.65	1.55	(19.58)	(18.85)
2021	64,472	16.80	18.20	1,046,087	0.74	0.65	1.55	5.93	6.87
2020	67,913	15.86	17.03	1,033,469	1.61	0.65	1.55	18.18	19.26

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Hartford Total Return Bond HLS Fund
2024	118,498	10.12	11.34	1,315,616	3.06	0.70	1.70	0.30	1.34
2023	159,070	10.09	11.19	1,740,997	3.14	0.70	1.70	4.89	5.87
2022	185,442	9.62	10.57	1,912,261	2.61	0.70	1.70	(15.84)	(14.96)
2021	242,552	11.28	12.34	2,931,110	2.20	0.70	1.70	(2.84)	(1.83)
2020	294,591	11.61	12.67	3,607,953	3.25	0.70	1.70	6.91	7.92
Invesco Oppenheimer V.I. International Growth Fund
2024	6,361	13.35	14.23	86,891	0.30	0.30	1.00	(2.77)	(2.13)
2023	12,404	13.57	14.54	172,148	0.28	0.30	1.15	19.24	20.26
2022	15,523	11.38	12.09	179,382	N/A	0.30	1.15	(27.97)	(27.34)
2021	14,448	15.80	16.64	231,516	N/A	0.30	1.15	8.89	9.76
2020	14,667	14.51	14.62	214,201	0.62	1.00	1.15	19.62	19.84
Invesco V.I. Balanced-Risk Allocation Fund
2024	44,812	12.46	13.87	596,138	6.04	0.65	1.55	1.96	2.89
2023	65,426	12.02	13.48	854,661	N/A	0.65	1.65	4.70	5.64
2022	108,674	11.48	13.17	1,337,541	6.95	0.30	1.65	(15.96)	(14.81)
2021	127,630	13.66	15.46	1,851,697	3.02	0.30	1.65	7.47	8.95
2020	132,062	12.71	14.19	1,768,621	8.16	0.30	1.65	8.17	9.66
Invesco V.I. Comstock Fund
2024	41,395	22.77	22.77	942,755	1.53	1.00	1.00	13.68	13.68
2023	42,611	20.03	20.03	853,385	1.55	1.00	1.00	10.97	10.97
2022	49,599	18.05	18.05	895,023	1.80	1.00	1.00	(0.11)	(0.11)
2021	29,043	18.07	18.07	524,908	1.70	1.00	1.00	31.71	31.71
2020	6,429	13.72	13.72	88,217	2.25	1.00	1.00	(2.07)	(2.07)
Invesco V.I. Core Equity Fund
2024	23,886	22.21	29.30	674,098	0.47	0.65	1.10	23.94	24.47
2023	29,107	17.92	23.54	649,144	0.48	0.65	1.10	21.74	22.29
2022	30,941	14.04	19.25	564,097	0.59	0.65	1.65	(22.04)	(21.27)
2021	36,348	18.01	24.45	814,515	0.45	0.65	1.65	25.33	26.55
2020	34,553	14.37	19.32	610,837	1.13	0.65	1.65	11.66	12.85
Invesco V.I. Discovery Mid Cap Growth Fund
2024	21,100	25.36	26.38	538,248	N/A	0.65	1.00	22.69	23.10
2023	20,633	20.67	21.43	429,312	N/A	0.65	1.00	11.73	12.14
2022	21,709	18.50	19.11	404,414	N/A	0.65	1.00	(31.81)	(31.58)
2021	21,827	27.13	27.93	595,838	N/A	0.65	1.00	17.60	18.05
2020	22,744	23.07	23.66	527,510	N/A	0.65	1.00	38.81	39.34
Invesco V.I. Equity and Income Fund
2024	30,616	18.04	18.29	559,719	1.53	1.00	1.15	10.61	10.78
2023	35,693	16.31	16.51	589,065	1.74	1.00	1.15	8.95	9.12
2022	37,180	14.97	15.13	562,214	1.42	1.00	1.15	(8.72)	(8.64)
2021	42,528	16.40	16.56	703,897	1.56	1.00	1.15	16.98	17.20
2020	48,175	14.02	14.13	680,537	2.29	1.00	1.15	8.35	8.53
Invesco V.I. EQV International Equity Fund
2024	72,663	12.99	15.86	1,092,458	1.46	0.65	1.10	(0.76)	(0.25)
2023	81,933	13.09	15.90	1,241,605	N/A	0.65	1.10	16.56	17.08
2022	89,260	11.23	13.58	1,168,554	1.49	0.65	1.10	(19.38)	(19.02)
2021	88,746	13.93	16.77	1,432,345	1.07	0.65	1.10	4.50	4.88
2020	94,185	14.89	15.99	1,454,911	2.11	0.65	1.55	12.04	13.00

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2024

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Invesco V.I. Global Fund
2024	17,035	21.52	21.82	371,570	N/A	1.00	1.15	14.47	14.66
2023	17,755	18.80	19.03	337,410	N/A	1.00	1.15	32.86	33.08
2022	18,834	14.15	14.30	268,890	N/A	1.00	1.15	(32.68)	(32.61)
2021	5,982	21.02	21.22	126,436	N/A	1.00	1.15	13.87	14.02
2020	8,029	18.46	18.61	149,041	0.42	1.00	1.15	25.84	26.08
Invesco V.I. Global Real Estate Fund
2024	15,341	10.08	10.39	157,769	1.99	0.65	1.00	(3.08)	(2.81)
2023	21,455	10.40	10.69	227,745	1.25	0.65	1.00	7.77	8.20
2022	21,337	9.65	9.88	209,662	2.47	0.65	1.00	(25.94)	(25.66)
2021	24,189	13.03	13.29	319,941	2.28	0.65	1.00	24.21	24.67
2020	31,988	10.49	10.66	338,981	4.89	0.65	1.00	(13.45)	(13.12)
Invesco V.I. Government Money Market Fund
2024	527,473	9.68	11.25	5,579,509	4.86	0.40	1.75	3.09	4.55
2023	478,447	9.39	10.49	4,836,393	4.75	0.75	1.75	3.07	4.07
2022	613,444	9.27	10.08	5,955,649	1.32	0.75	1.75	(0.32)	0.70
2021	686,160	9.46	9.87	6,688,489	0.01	0.75	1.75	(1.77)	(0.70)
2020	479,611	9.63	10.09	4,732,333	0.29	0.75	1.75	(1.43)	(0.39)
Invesco V.I. Main Street Mid Cap Fund®
2024	21,853	17.83	24.53	440,461	0.12	0.65	1.65	14.88	16.04
2023	27,169	15.52	21.14	484,713	0.04	0.65	1.65	12.30	13.41
2022	41,152	13.82	18.64	646,003	0.07	0.65	1.65	(15.89)	(15.00)
2021	47,199	16.43	21.93	873,714	0.24	0.65	1.65	20.90	22.04
2020	55,144	13.59	17.97	835,834	0.49	0.65	1.65	7.09	8.25
Invesco V.I. Main Street Small Cap Fund®
2024	16,383	21.95	22.83	365,246	N/A	0.65	1.15	11.08	11.69
2023	19,005	19.76	20.44	380,997	0.94	0.65	1.15	16.51	17.07
2022	19,761	16.96	17.46	339,434	0.24	0.65	1.15	(16.98)	(16.62)
2021	21,523	20.43	20.94	444,249	0.20	0.65	1.15	20.82	21.46
2020	17,104	16.91	17.24	291,816	0.38	0.65	1.15	18.25	18.90
Invesco V.I. Small Cap Equity Fund
2024	29,783	19.01	25.81	684,118	N/A	0.65	1.65	15.91	17.11
2023	35,625	16.40	22.04	704,471	N/A	0.65	1.65	14.37	15.51
2022	45,309	14.34	19.08	763,757	N/A	0.65	1.65	(22.02)	(21.25)
2021	52,817	18.39	19.85	1,117,210	0.00	0.65	1.65	18.11	19.29
2020	57,566	15.57	20.31	1,026,447	0.03	0.65	1.65	24.86	26.07
Lord Abbett Bond Debenture Portfolio
2024	214,485	12.21	14.84	2,870,841	5.27	0.65	1.65	4.99	6.00
2023	252,187	11.63	14.00	3,195,567	5.04	0.65	1.65	4.77	5.90
2022	274,057	11.10	12.40	3,282,084	4.23	0.30	1.65	(14.22)	(13.04)
2021	317,442	12.94	14.26	4,404,110	2.90	0.30	1.65	1.57	2.96
2020	318,097	12.74	13.85	4,312,528	4.05	0.30	1.65	5.55	6.95
Lord Abbett Fundamental Equity Portfolio
2024	43,553	24.21	26.94	1,135,183	0.67	0.65	1.55	14.85	15.87
2023	58,261	21.08	23.25	1,317,925	0.55	0.65	1.55	12.91	13.91
2022	70,864	18.67	20.41	1,396,394	1.07	0.65	1.55	(13.36)	(12.55)
2021	74,547	21.55	23.34	1,679,600	0.80	0.65	1.55	25.36	26.44
2020	94,082	17.19	18.46	1,681,110	1.27	0.65	1.55	0.23	1.15

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Lord Abbett Growth Opportunities Portfolio
2024	19,302	27.74	30.88	503,328	N/A	0.65	1.55	28.60	29.80
2023	26,645	21.57	23.79	536,038	N/A	0.65	1.55	8.99	9.94
2022	32,063	19.79	21.64	583,684	N/A	0.65	1.55	(33.59)	(32.96)
2021	43,778	29.80	25.67	1,184,888	N/A	0.65	1.55	4.82	5.77
2020	63,957	28.43	30.52	1,604,854	N/A	0.65	1.55	37.28	38.48
Lord Abbett Mid Cap Stock Portfolio
2024	16,701	17.96	18.21	304,100	0.39	1.00	1.15	13.53	13.74
2023	21,729	15.82	16.01	347,834	0.48	1.00	1.15	14.14	14.28
2022	22,424	13.86	14.01	314,063	0.92	1.00	1.15	(12.22)	(12.11)
2021	19,022	15.79	15.94	303,069	0.58	1.00	1.15	27.24	27.42
2020	6,610	12.41	12.51	82,600	1.14	1.00	1.15	1.31	1.46
Lord Abbett Short Duration Income Portfolio
2024	68,758	10.96	11.84	770,668	4.43	0.30	1.15	3.98	4.78
2023	71,674	10.54	11.30	770,628	4.48	0.30	1.15	3.84	4.73
2022	74,956	10.15	10.79	774,279	1.47	0.30	1.15	(6.19)	(5.35)
2021	159,409	10.82	11.40	1,743,509	2.36	0.30	1.15	(0.55)	0.35
2020	141,791	10.88	11.04	1,554,999	2.58	0.65	1.15	1.97	2.51
LVIP American Century Capital Appreciation Fund (a)
2024	5,311	25.10	26.11	135,690	N/A	0.65	1.00	23.52	23.98
2023	5,359	20.32	21.06	111,297	N/A	0.65	1.00	19.32	19.73
2022	5,461	17.03	17.59	94,836	N/A	0.65	1.00	(28.95)	(28.70)
2021	4,424	23.97	24.67	108,096	N/A	0.65	1.00	9.95	10.33
2020	3,128	21.80	22.36	69,680	N/A	0.65	1.00	40.92	41.34
LVIP American Century Mid Cap Value Fund (a)
2024	56,143	20.05	28.19	1,276,210	2.37	0.65	1.65	6.71	7.80
2023	61,497	18.79	26.15	1,305,615	2.16	0.65	1.65	4.33	5.36
2022	86,899	18.01	24.82	1,745,120	2.10	0.65	1.65	(3.02)	(2.01)
2021	103,484	18.57	20.05	2,121,982	0.97	0.65	1.65	20.98	22.26
2020	122,399	15.35	20.73	2,076,366	1.68	0.65	1.65	(0.52)	0.48
LVIP American Century Value Fund (a)
2024	79,395	19.76	27.94	1,679,675	2.72	0.65	1.65	7.51	8.59
2023	94,628	18.38	25.73	1,875,761	2.22	0.65	1.65	7.23	8.29
2022	108,360	17.14	23.76	2,004,305	1.92	0.65	1.65	(1.32)	(0.34)
2021	127,385	17.37	23.84	2,374,023	1.58	0.65	1.65	22.24	23.46
2020	130,484	14.21	19.31	1,994,309	2.15	0.65	1.65	(0.84)	0.21
Macquarie VIP Core Equity Series (a)
2024	807	28.83	28.83	23,266	0.26	1.00	1.00	24.43	24.43
2023	533	23.17	23.17	12,361	0.38	1.00	1.00	22.27	22.27
2022	528	18.95	18.95	10,013	0.22	1.00	1.00	(18.14)	(18.14)
2021	550	23.15	23.15	12,722	0.54	1.00	1.00	27.69	27.69
2020	555	18.13	18.13	10,068	0.53	1.00	1.00	20.31	20.31
Macquarie VIP International Core Equity Series (a)
2024	90,671	13.91	13.91	1,260,900	1.28	1.00	1.00	2.81	2.81
2023	102,083	13.53	13.53	1,381,568	1.60	1.00	1.00	14.47	14.47
2022	115,244	11.82	11.82	1,362,428	2.24	1.00	1.00	(15.15)	(15.15)
2021	123,196	13.93	13.93	1,716,539	1.05	1.00	1.00	12.98	12.98
2020	127,256	12.33	12.33	1,568,555	2.34	1.00	1.00	6.11	6.11

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2024

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Macquarie VIP Value Series (a)
2024	409	19.44	19.44	7,948	1.58	1.00	1.00	5.42	5.42
2023	409	18.44	18.44	7,540	1.51	1.00	1.00	7.27	7.27
2022	409	17.19	17.19	7,029	1.32	1.00	1.00	(5.96)	(5.96)
2021	409	18.28	18.28	7,473	1.87	1.00	1.00	29.92	29.92
2020	409	14.07	14.07	5,754	1.97	1.00	1.00	0.93	0.93
MFS® Blended Research® Core Equity Portfolio
2024	8,505	28.19	28.19	239,749	0.88	1.00	1.00	23.91	23.91
2023	8,377	22.75	22.75	190,537	1.08	1.00	1.00	26.95	26.95
2022	9,746	17.92	17.92	174,660	0.90	1.00	1.00	(17.04)	(17.04)
2021	8,705	21.60	21.60	188,040	0.95	1.00	1.00	27.89	27.89
2020	5,745	16.89	16.89	97,025	1.58	1.00	1.00	13.89	13.89
MFS® Blended Research® Small Cap Equity Portfolio
2024	14,441	19.72	21.31	290,082	0.84	0.30	1.15	3.41	4.31
2023	25,851	19.07	20.43	499,857	0.57	0.30	1.15	17.35	18.30
2022	23,024	16.25	17.27	378,792	0.52	0.30	1.15	(19.51)	(18.81)
2021	21,867	20.19	21.27	445,916	0.73	0.30	1.15	27.70	28.83
2020	21,650	15.81	15.84	344,341	0.64	0.65	1.15	0.96	1.47
MFS® Global Real Estate Portfolio
2024	9,530	14.41	14.41	137,353	1.45	1.00	1.00	(3.93)	(3.93)
2023	6,107	15.00	15.00	91,592	0.39	1.00	1.00	10.13	10.13
2022	8,841	13.62	13.62	120,421	0.96	1.00	1.00	(27.86)	(27.86)
2021	9,528	18.88	18.88	179,914	1.06	1.00	1.00	28.61	28.61
2020	9,761	14.68	14.68	143,337	4.15	1.00	1.00	0.14	0.14
MFS® Growth Series
2024	88,488	36.60	52.37	3,797,535	N/A	0.65	1.65	29.01	30.31
2023	104,354	28.37	40.19	3,473,755	N/A	0.65	1.65	33.32	34.64
2022	143,429	21.28	29.85	3,503,253	N/A	0.65	1.65	(32.93)	(32.25)
2021	178,856	31.73	44.06	6,434,477	N/A	0.65	1.65	21.25	22.46
2020	208,167	26.17	35.98	6,069,920	N/A	0.65	1.65	29.36	30.65
MFS® International Intrinsic Value Portfolio
2024	49,566	20.68	23.02	956,938	1.11	0.65	1.55	5.35	6.28
2023	54,314	15.89	21.66	1,000,734	0.46	0.65	1.65	15.40	16.64
2022	67,971	13.77	18.57	1,078,928	0.49	0.65	1.65	(25.00)	(24.27)
2021	73,967	18.36	24.52	1,548,294	0.14	0.65	1.65	8.51	9.56
2020	74,815	16.92	22.38	1,442,113	0.80	0.65	1.65	18.24	19.42
MFS® Investors Trust Series
2024	9,616	27.26	35.83	321,826	0.42	0.65	1.10	17.91	18.45
2023	15,005	23.12	30.25	432,295	0.44	0.65	1.10	17.36	17.89
2022	18,423	19.70	25.66	451,796	0.37	0.65	1.10	(17.61)	(17.23)
2021	20,643	23.91	31.00	603,316	0.40	0.65	1.10	25.12	25.66
2020	28,419	19.11	24.67	650,208	0.43	0.65	1.10	12.35	12.91
MFS® Mid Cap Growth Series
2024	10,037	25.84	27.54	263,273	N/A	0.30	1.00	13.33	14.08
2023	10,854	22.53	24.14	251,614	N/A	0.30	1.15	19.59	20.64
2022	12,889	18.84	20.01	247,959	N/A	0.30	1.15	(29.60)	(29.02)
2021	12,139	26.76	28.19	330,827	N/A	0.30	1.15	12.58	13.53
2020	12,316	23.77	24.34	296,371	N/A	0.65	1.15	34.52	35.22

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
MFS® Mid Cap Value Portfolio
2024	71,222	21.06	22.76	1,522,301	1.03	0.30	1.15	12.20	13.18
2023	77,255	18.77	20.11	1,468,778	1.50	0.30	1.15	11.13	12.03
2022	85,249	16.89	17.95	1,455,732	0.79	0.30	1.15	(10.06)	(9.25)
2021	88,964	18.78	19.78	1,685,667	0.74	0.30	1.15	29.16	30.22
2020	84,874	14.54	14.35	1,242,698	0.99	0.65	1.15	2.47	3.02
MFS® New Discovery Series
2024	33,702	19.88	26.42	763,000	N/A	0.65	1.65	4.69	5.76
2023	38,217	18.99	24.98	822,703	N/A	0.65	1.65	12.43	13.49
2022	53,805	16.89	22.01	1,038,798	N/A	0.65	1.65	(31.15)	(30.44)
2021	64,445	24.53	25.13	1,753,246	N/A	0.65	1.65	(0.12)	0.92
2020	89,142	24.56	31.36	2,389,383	N/A	0.65	1.65	43.21	44.65
MFS® Research International Portfolio
2024	1,665	14.96	14.96	24,917	1.63	1.00	1.00	1.70	1.70
2023	4,568	14.71	14.71	67,182	0.79	1.00	1.00	11.78	11.78
2022	4,782	13.16	13.16	62,955	1.63	1.00	1.00	(18.67)	(18.67)
2021	4,931	16.18	16.18	79,761	0.68	1.00	1.00	10.22	10.22
2020	5,099	14.68	14.68	74,871	1.86	1.00	1.00	11.55	11.55
MFS® Total Return Bond Series
2024	8,080	10.56	10.71	86,174	4.15	1.05	1.20	1.05	1.23
2023	7,664	10.45	10.58	80,779	3.14	1.05	1.20	5.88	6.01
2022	6,935	9.87	9.98	68,958	2.50	1.05	1.20	(15.21)	(15.06)
2021	7,143	11.64	11.75	83,697	2.54	1.05	1.20	(2.27)	(2.08)
2020	10,610	11.91	12.00	127,134	3.34	1.05	1.20	6.91	7.05
MFS® Utilities Series
2024	15,601	18.30	18.56	289,105	2.10	1.00	1.15	10.04	10.28
2023	16,310	16.63	16.83	274,235	3.35	1.00	1.15	(3.43)	(3.33)
2022	16,939	17.22	17.41	294,532	2.25	1.00	1.15	(0.69)	(0.51)
2021	17,217	17.34	17.50	300,958	1.56	1.00	1.15	12.52	12.69
2020	9,824	15.41	15.53	152,310	2.16	1.00	1.15	4.40	4.58
MFS® Value Series
2024	42,798	20.43	29.10	1,137,797	1.39	0.65	1.65	9.49	10.60
2023	54,326	18.66	26.31	1,314,145	1.40	0.65	1.65	5.90	6.95
2022	65,569	17.62	24.60	1,471,786	1.15	0.65	1.65	(7.70)	(6.75)
2021	79,591	19.09	26.38	1,890,050	1.15	0.65	1.65	23.16	24.32
2020	96,056	15.50	21.22	1,863,292	1.31	0.65	1.65	1.51	2.56
PIMCO All Asset Portfolio
2024	11,523	12.33	13.99	158,503	6.33	0.65	1.65	1.90	2.87
2023	10,842	12.10	13.60	145,170	2.75	0.65	1.65	6.23	7.34
2022	11,586	11.39	14.41	144,212	7.14	0.30	1.65	(13.32)	(12.13)
2021	15,428	13.14	16.40	222,343	10.87	0.30	1.65	14.16	15.74
2020	17,200	11.51	14.17	214,880	4.80	0.30	1.65	6.08	7.59
PIMCO CommodityRealReturn® Strategy Portfolio
2024	39,082	13.28	13.46	525,907	2.04	1.15	1.30	2.63	2.75
2023	41,114	12.94	13.10	538,364	15.70	1.15	1.30	(9.13)	(8.96)
2022	41,471	14.24	14.39	596,610	12.96	1.15	1.30	7.31	7.47
2021	5,683	13.27	13.39	76,046	3.19	1.15	1.30	31.39	31.53
2020	12,741	10.10	10.18	129,630	6.26	1.15	1.30	(0.10)	0.10

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2024

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
PIMCO Dynamic Bond Portfolio
2024	12,517	11.68	12.62	150,466	4.64	0.30	1.15	4.38	5.25
2023	8,640	11.19	11.99	99,864	3.60	0.30	1.15	5.77	6.67
2022	9,320	10.58	11.24	101,284	2.53	0.30	1.15	(7.52)	(6.80)
2021	11,906	11.44	12.06	138,972	2.00	0.30	1.15	0.00	0.92
2020	8,616	11.44	11.53	99,284	2.68	1.00	1.15	3.53	3.69
PIMCO Emerging Markets Bond Portfolio
2024	7,174	12.43	12.60	90,420	6.33	1.00	1.15	6.15	6.33
2023	8,427	11.71	11.85	99,696	5.60	1.00	1.15	9.75	9.93
2022	8,468	10.67	11.33	91,173	4.64	0.30	1.15	(16.77)	(16.07)
2021	12,907	12.82	13.50	167,756	4.40	0.30	1.15	(3.75)	(2.95)
2020	15,891	13.32	13.91	213,993	4.49	0.30	1.15	5.38	6.26
PIMCO Global Managed Asset Allocation Portfolio
2024	2,274	15.65	15.65	35,581	3.45	1.15	1.15	9.52	9.52
2023	2,274	14.29	14.29	32,499	2.20	1.15	1.15	11.55	11.55
2022	2,274	12.81	12.81	29,131	1.92	1.15	1.15	(19.33)	(19.33)
2021	2,274	15.88	15.88	36,111	2.32	1.15	1.15	11.28	11.28
2020	2,274	14.27	14.27	32,440	7.82	1.15	1.15	15.36	15.36
PIMCO High Yield Portfolio
2024	14,643	12.34	12.49	182,650	5.76	1.00	1.15	5.56	5.76
2023	18,655	11.69	11.81	220,028	5.51	1.00	1.15	10.81	11.00
2022	10,622	10.55	10.64	112,802	5.00	1.00	1.15	(11.42)	(11.26)
2021	7,603	11.91	11.99	90,962	4.34	1.00	1.15	2.32	2.48
2020	6,703	11.64	11.70	78,262	4.73	1.00	1.15	4.49	4.56
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
2024	30,131	11.56	11.66	348,272	3.50	0.65	1.00	4.33	4.67
2023	34,003	11.08	11.14	376,806	2.48	0.65	1.00	7.78	8.26
2022	38,488	10.28	10.29	395,540	1.40	0.65	1.00	(11.07)	(10.83)
2021	36,588	11.56	11.54	423,113	1.50	0.65	1.00	(3.10)	(2.70)
2020	38,599	11.93	11.86	460,285	5.85	0.65	1.00	4.47	4.77
PIMCO Real Return Portfolio
2024	4,971	11.16	11.31	55,719	2.52	1.15	1.30	0.72	0.80
2023	3,691	11.08	11.15	40,940	2.95	0.80	1.30	2.21	2.76
2022	7,172	10.84	10.85	77,821	6.91	0.80	1.30	(13.14)	(12.71)
2021	7,671	12.48	12.43	95,567	4.99	0.80	1.30	4.17	4.63
2020	4,456	12.08	11.88	53,001	1.33	0.80	1.15	10.32	10.72
PIMCO StocksPLUS® Global Portfolio
2024	13,744	21.72	22.64	306,020	5.06	0.65	1.00	12.25	12.64
2023	19,077	15.28	20.10	377,521	2.55	0.65	1.10	21.46	22.04
2022	33,349	12.58	16.47	539,146	1.09	0.65	1.10	(19.67)	(19.30)
2021	37,312	15.66	20.41	747,057	0.07	0.65	1.10	18.01	18.52
2020	45,345	13.27	17.22	765,169	1.13	0.65	1.10	11.79	12.33
PIMCO Total Return Portfolio
2024	254,586	9.74	11.02	2,667,131	3.94	0.45	1.80	0.62	1.94
2023	258,514	9.68	10.81	2,674,571	3.46	0.45	1.80	3.86	5.36
2022	306,595	9.32	10.26	3,023,433	2.51	0.45	1.80	(15.88)	(14.78)
2021	313,525	11.08	12.04	3,648,422	1.72	0.45	1.80	(3.15)	(1.79)
2020	393,336	11.44	12.22	4,694,782	1.98	0.80	1.80	6.62	7.67

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Putnam VT Core Equity Fund
2024	5,467	31.99	31.99	174,900	0.59	1.00	1.00	25.65	25.65
2023	1,747	25.46	25.46	44,473	0.43	1.00	1.00	26.86	26.86
2022	722	20.07	20.07	14,484	0.98	1.00	1.00	(16.62)	(16.62)
2021	722	24.07	24.07	17,368	0.62	1.00	1.00	29.69	29.69
2020	722	18.56	18.56	13,390	0.92	1.00	1.00	16.15	16.15
Putnam VT Global Asset Allocation Fund
2024	1,282	17.79	17.79	22,814	2.08	1.00	1.00	15.15	15.15
2023	1,282	15.45	15.45	19,805	1.50	1.00	1.00	16.34	16.34
2022	1,282	13.28	13.28	17,026	1.31	1.00	1.00	(16.84)	(16.84)
2021	1,282	15.97	15.97	20,480	0.68	1.00	1.00	12.78	12.78
2020	1,282	14.16	14.16	18,153	1.82	1.00	1.00	11.23	11.23
Putnam VT Income Fund
2024	146,892	9.77	11.04	1,553,911	5.53	0.65	1.10	1.14	1.66
2023	161,445	9.40	10.86	1,683,600	5.87	0.65	1.65	3.07	4.02
2022	169,429	9.12	10.44	1,697,736	5.58	0.65	1.65	(15.24)	(14.43)
2021	209,185	10.76	11.62	2,431,966	1.38	0.65	1.65	(6.19)	(5.14)
2020	204,811	11.47	12.87	2,512,316	4.95	0.65	1.65	4.08	5.06
Putnam VT International Value Fund
2024	1,973	15.40	15.62	30,813	3.24	1.00	1.15	3.98	4.20
2023	4,470	14.81	14.99	66,634	1.47	1.00	1.15	17.35	17.48
2022	4,928	12.62	12.76	62,593	2.02	1.00	1.15	(7.88)	(7.74)
2021	5,352	13.70	13.83	73,746	1.99	1.00	1.15	13.60	13.83
2020	5,372	12.06	12.15	65,090	2.55	1.00	1.15	2.73	2.88
Putnam VT Large Cap Growth Fund
2024	22,007	38.47	39.91	871,339	N/A	0.65	1.10	31.93	32.55
2023	27,908	29.16	30.11	834,092	N/A	0.65	1.10	42.87	43.52
2022	47,439	19.73	20.98	988,465	N/A	0.65	1.65	(31.64)	(30.94)
2021	46,408	28.86	30.38	1,400,103	N/A	0.65	1.65	20.65	21.86
2020	69,907	23.92	24.93	1,734,158	0.04	0.65	1.65	36.45	37.81
Putnam VT Large Cap Value Fund
2024	83,013	27.22	36.43	2,589,084	1.04	0.65	1.10	17.84	18.36
2023	87,768	20.76	30.78	2,360,363	2.12	0.65	1.10	14.38	14.94
2022	100,641	18.15	26.78	2,327,441	1.48	0.65	1.10	(4.17)	(3.77)
2021	108,912	18.94	21.81	2,607,086	1.22	0.65	1.10	25.93	26.51
2020	116,839	15.04	22.00	2,202,211	1.76	0.65	1.10	4.59	5.11
Putnam VT Mortgage Securities Fund
2024	27,963	9.71	9.85	275,323	6.68	1.00	1.15	3.52	3.68
2023	29,018	9.38	9.50	275,499	17.28	1.00	1.15	4.11	4.28
2022	29,800	9.01	9.11	271,422	8.68	1.00	1.15	(11.14)	(10.95)
2021	27,397	10.14	10.23	280,282	N/A	1.00	1.15	(4.88)	(4.75)
2020	11,752	10.66	10.74	126,168	2.58	1.00	1.15	(2.65)	(2.54)
Putnam VT Small Cap Value Fund
2024	19,103	19.98	21.59	393,300	0.87	0.30	1.15	4.99	5.89
2023	23,981	19.03	20.39	467,794	0.15	0.30	1.15	22.38	23.35
2022	20,276	15.55	16.53	322,622	0.16	0.30	1.15	(13.99)	(13.23)
2021	24,195	18.08	19.05	445,684	0.67	0.30	1.15	38.33	39.46
2020	22,608	13.07	13.66	299,745	1.14	0.30	1.15	2.75	3.72

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (concluded)
December 31, 2024

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
TOPS® Managed Risk Balanced ETF Portfolio
2024	1,160,354	12.52	13.94	15,835,256	2.46	0.80	1.70	4.16	5.13
2023	1,364,399	12.02	13.26	17,761,180	0.16	0.80	1.70	7.32	8.24
2022	1,591,078	11.20	12.25	19,162,959	18.31	0.80	1.70	(13.58)	(12.75)
2021	1,803,811	12.96	14.04	24,953,163	0.96	0.80	1.70	6.67	7.67
2020	2,144,995	12.15	13.04	27,623,926	2.09	0.80	1.70	3.93	4.82
TOPS® Managed Risk Growth ETF Portfolio
2024	3,942,797	13.16	14.65	56,553,129	2.14	1.05	1.95	5.53	6.47
2023	4,637,461	12.47	13.76	62,604,224	0.36	1.05	1.95	8.81	9.90
2022	5,427,696	11.46	12.52	66,809,221	8.40	1.05	1.95	(15.42)	(14.71)
2021	6,149,727	13.55	14.68	88,888,352	0.91	1.05	1.95	10.25	11.21
2020	7,286,289	12.29	13.20	94,870,430	1.99	1.05	1.95	3.19	4.10
TOPS® Managed Risk Moderate Growth ETF Portfolio
2024	2,481,588	13.36	14.87	36,108,394	2.44	0.90	1.80	5.70	6.59
2023	2,968,533	12.64	13.95	40,570,640	0.34	0.90	1.80	8.22	9.24
2022	3,502,765	11.68	12.77	43,900,446	15.55	0.90	1.80	(15.05)	(14.30)
2021	4,075,104	13.75	14.90	59,721,707	1.00	0.90	1.80	9.04	10.04
2020	4,754,213	12.61	13.54	63,492,084	2.15	0.90	1.80	3.96	4.96

(a)  Name change. See Note 1.

(b)  Fund liquidation. See Note 1.

(1)  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk fees, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest. Investment income ratio has not been annualized for periods less than one year.

(2)  These ratios represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense risk fees, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. See Note 3 for a list of all unit fair value charges. Charges made directly to Contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded. The additional fees for the mortality and expense risk fees applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See footnote 5.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total return has not been annualized for periods less than one year.

(4)  Investment income ratios for closed or liquidated Sub-Accounts with periods less than one year are calculated using the average net assets for the period. Expense ratios for closed or liquidated Sub-Accounts with periods less than one year have been annualized. Total returns for closed or liquidated Sub-Accounts with periods less than one year are calculated using the final unit values.

(5)  The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio. Because the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Forethought Life Insurance Company

Forethought Life Insurance Company Separate Account A

Financial Statements

December 31, 2024

SA-1

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Statutory Financial Statements

As of December 31, 2024 and 2023 and for the Years Ended
December 31, 2024, 2023, and 2022 and Supplemental Information
As of and for the Year Ended December 31, 2024

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Index to Statutory Financial Statements

Independent Auditor's Report	F-3 – F-4
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	F-5
Statutory Statements of Operations	F-6
Statutory Statements of Changes in Capital and Surplus	F-7
Statutory Statements of Cash Flows	F-8
Notes to Statutory Financial Statements — Statutory Basis	F-9 – F-48
Supplemental Information	F-49
Supplemental Schedule of Selected Statutory Basis Financial Data	F-50 – F-51
Supplemental Schedule of Investment Risk Interrogatories	F-52 – F-55
Summary Investment Schedule	F-56
Supplemental Schedule of Reinsurance Disclosures	F-57 – F-58

Deloitte & Touche LLP
115 Federal St
15th Floor
Boston, MA 02110
USA
Tel: +1 617 437 2000
Fax: +1 617 437 2111
www.deloitte.com

Independent Auditor's Report

Audit Committee of
The Global Atlantic Financial Group LLC:

Opinions

We have audited the statutory-basis financial statements of Forethought Life Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, capital and surplus as of December 31, 2024 and December 31, 2023, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years ended December 31, 2024, 2023, and 2022, and the related notes to the statutory-basis financial statements (collectively referred to as the "statutory-basis financial statements").

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2024 and December 31, 2023, and the results of its operations and its cash flows for the years ended December 31, 2024, 2023, and 2022, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Indiana described in Note 2.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and December 31, 2023, or the results of its operations or its cash flows for the years ended December 31, 2024, 2023, and 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor's Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Indiana, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Indiana. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Indiana. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor's Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor's report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•  Exercise professional judgment and maintain professional skepticism throughout the audit.

•  Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

•  Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

•  Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

•  Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2024 audit was conducted for the purpose of forming an opinion on the 2024 statutory-basis financial statements as a whole. The supplemental schedule of selected statutory-basis financial data, the supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of reinsurance disclosures as of and for the year ended December 31, 2024, are presented for purposes of additional analysis and are not a required part of the 2024 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2024 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2024 statutory-basis financial statements as a whole.

March 19, 2025

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Statutory Statements of Admitted Assets,
Liabilities, Capital and Surplus
As of December 31, 2024 and 2023

(Dollars in thousands, except share amounts)

Assets	Notes	2024	2023
Bonds	4, 5	$28,029,298	$29,089,001
Unaffiliated common stock	4	89,960	88,749
Preferred stocks	4	65,283	53,270
Mortgage loans	4	21,030,120	18,261,500
Real Estate	4	24,687	2,882
Cash, cash equivalents, and short-term investments	4	1,611,126	2,958,586
Derivatives	4	1,066,195	684,290
Policy Loans		3,160	3,605
Other invested assets	4	2,794,487	1,907,275
Subtotal, cash and invested assets		54,714,316	53,049,158
Deferred and uncollected premiums	9	32,281	11,143
Investment income due and accrued		398,759	340,686
Current federal and foreign income tax recoverable	7	374,175	26,375
Net deferred tax asset	7	457,772	310,477
Reinsurance recoverable	8	858,609	1,255,754
Other assets	15	150,781	2,507
Separate account assets	16	2,960,751	2,342,328
Total admitted assets		$59,947,444	$57,338,428
Liabilities
Aggregate reserve for life policy and contracts	10	34,302,012	29,937,491
Deposit funds and other contract liabilities	6	3,307,514	6,749,847
Policy and contract claims		7,800	7,855
Funds held under reinsurance treaties	8	12,950,256	11,340,994
Transfers to separate accounts due or accrued		(81,979)	(1,100)
Asset valuation reserve		413,897	438,687
Interest maintenance reserve		—	18,376
Reinsurance payable	8	749,946	1,259,867
Other liabilities	15	1,314,965	2,393,186
Separate account liabilities	16	2,960,751	2,342,328
Total liabilities		$55,925,162	$54,487,531
Capital and surplus
Common stock, $2,500 par value per share, 2,000 shares authorized, 1,000 shares issued and outstanding at 2024 and 2023		2,500	2,500
Paid in surplus		2,952,873	1,877,873
Unassigned surplus		972,772	970,524
Admitted disallowed IMR		94,137	—
Total capital and surplus		4,022,282	2,850,897
Total liabilities, capital and surplus		$59,947,444	$57,338,428

The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Statutory Statements of Operations
For the Years Ended December 31, 2024, 2023 and 2022

(Dollars In thousands)

	Notes	2024	2023	2022
Revenue
Premiums and annuity considerations	9	$8,793,184	$6,499,001	$5,495,782
Net investment income	4	2,667,335	2,516,127	1,856,253
Amortization of interest maintenance reserve		(19,614)	5,040	8,893
Commissions, expense allowances and reserve adjustments		523,802	354,232	332,795
Investment management and administration fees from separate accounts		41,545	—	—
Other income	15	9,205	(16,808)	(2,617)
Total revenues		12,015,457	9,357,592	7,691,106
Benefits and expenses
Benefits paid or provided for:
Death benefits		152,246	154,451	166,119
Annuity payments		563,799	556,672	462,365
Accident and health claims		5,972	5,664	5,627
Interest and other payments on policy funds		340,137	395,949	145,905
Surrender benefits		4,288,806	4,022,035	2,655,597
Change in policy reserves		4,364,522	2,642,780	2,569,384
Total benefits		9,715,482	7,777,551	6,004,997
Net transfers to separate accounts	16	621,180	106,123	27,795
Commissions		802,345	449,166	458,170
General insurance expenses		427,059	413,303	366,183
Taxes, licenses and fees		23,173	18,021	13,896
Change in loading expenses		17,501	442	598
Other expenses	15	490,144	401,863	111,404
Total benefits and expenses		12,096,884	9,166,469	6,983,043
Net gain from operations before federal income taxes and realized capital losses		(81,427)	191,123	708,063
Federal and foreign income taxes	7	(207,188)	100,448	220,005
Net gain from operations before realized capital gains		125,761	90,675	488,058
Net Realized capital gains (losses), net of tax and transfers to interest maintenance reserve	4	(540)	(92,651)	(19,670)
Net income (loss)		$125,221	$(1,976)	$468,388

The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Statutory Statements of Changes in Capital and Surplus
For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

	Capital Stock	Paid in Surplus	Other	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2021	$2,500	$1,677,873		$692,015	$2,372,388
Net income	—	—		468,388	468,388
Change in net unrealized capital gains	—	—		(420,107)	(420,107)
Change in unrealized foreign exchange capital loss	—	—		16,642	16,642
Change in net deferred income tax	—	—		133,700	133,700
Change in non-admitted assets	—	—		6,890	6,890
Change in asset valuation reserve	—	—		(10,379)	(10,379)
Capital contribution	—	100,000		—	100,000
Change in surplus as a result of reinsurance	—	—		(1,635)	(1,635)
Change in surplus due to ceded unrealized gains	—	—		10,073	10,073
Balance at December 31, 2022	$2,500	$1,777,873		$895,587	$2,675,960
Net loss	—	—		(1,976)	(1,976)
Change in net unrealized capital gains	—	—		26,954	26,954
Change in unrealized foreign exchange capital loss	—	—		1,627	1,627
Change in net deferred income tax	—	—		133,067	133,067
Change in non-admitted assets	—	—		(47,288)	(47,288)
Change in asset valuation reserve	—	—		(47,785)	(47,785)
Capital contribution	—	100,000		—	100,000
Change in surplus as a result of reinsurance	—	—		(1,635)	(1,635)
Change in surplus due to ceded unrealized gains	—	—		32,037	32,037
Prior year correction	—	—		(20,064)	(20,064)
Balance as of December 31, 2023	2,500	1,877,873		970,524	2,850,897
Net income	—	—	$—	125,221	125,221
Change in net unrealized capital gains	—	—	—	(107,468)	(107,468)
Change in unrealized foreign exchange capital loss	—	—	—	(14,690)	(14,690)
Change in net deferred income tax	—	—	—	(172,014)	(172,014)
Change in non-admitted assets	—	—	—	6,866	6,866
Change in surplus in separate accounts	—	—	—	39,049	39,049
Change in asset valuation reserve	—	—	—	24,790	24,790
Capital contribution	—	1,075,000	—	—	1,075,000
Change in surplus as a result of reinsurance	—	—	—	211,215	211,215
Change in surplus due to ceded unrealized gains	—	—	—	(12,642)	(12,642)
Other changes to capital and surplus	—	—	94,137	(94,137)	—
Prior year correction	—	—	—	(3,942)	(3,942)
Balance as of December 31, 2024	$2,500	$2,952,873	$94,137	$972,772	$4,022,282

The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Statutory Statements of Cash Flows
For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

	2024	2023	2022
Cash from operations
Premiums and annuity considerations	$8,470,354	$7,017,428	$5,466,379
Net investment income	2,456,478	2,420,593	1,574,290
Other income	567,529	331,877	364,118
Total receipts from operations	11,494,361	9,769,898	7,404,787
Benefit and loss related payments	4,910,382	5,666,656	3,363,303
Net transfers to separate accounts	663,011	106,470	26,591
Commissions and expenses paid	1,803,906	1,318,423	945,159
Federal income taxes paid	435,943	363,778	676
Total payments from operations	7,813,242	7,455,327	4,335,729
Net cash from operations	3,681,119	2,314,571	3,069,058
Cash from investments
Proceeds from investments sold, matured or called
Bonds	11,936,742	6,731,511	10,863,291
Stocks	—	33,937	145,724
Other invested assets	4,947,172	2,452,365	2,502,275
Real Estate	9,709	1,921	600
Mortgage loans	2,843,708	1,318,479	2,101,064
Miscellaneous Proceeds	113,461	123,319	242,321
Total cash proceeds from investments	19,850,792	10,661,532	15,855,275
Cost of investments acquired
Bonds	13,023,663	6,784,441	10,425,625
Stocks	13,224	25,106	181,864
Other invested assets	5,898,201	2,171,206	2,966,512
Real Estate	1,872	5,138	4,549
Mortgage loans	6,739,316	3,415,986	7,437,449
Miscellaneous Applications	195,378	329,016	362,593
Total cost of investments acquired	25,871,654	12,730,893	21,378,592
Net increase in policy loans and premium notes	(445)	83	39
Net cash used for investments	(6,020,417)	(2,069,444)	(5,523,356)
Cash from financing and other sources
Capital and paid in surplus	1,075,000	100,000	100,000
Net deposits on deposit-type contracts	(730,349)	(619,281)	2,028,108
Net change in funds held for reinsurers	1,396,413	953,768	922,645
Net change in derivative collateral and repurchase agreements	(816,825)	824,174	226,678
Other cash (applied) provided	67,599	(490,131)	506,190
Net cash from financing and other sources	991,838	768,530	3,783,621
Net change in cash, cash equivalents, and short-term investments	(1,347,460)	1,013,657	1,329,323
Beginning of the year	2,958,586	1,944,929	615,605
End of the year	$1,611,126	$2,958,586	$1,944,929
Supplemental schedule of non-cash investing activities
Paid-in-kind Interest Bonds	19,714	952	9,309
Paid-in-kind Interest Mortgages	15,222	136	5,210
Paid-in-kind Interest Other Invested Assets	21,239	1,331	186
Reclass of residual tranches	—	363,901	532,296
Non cash investment transactions — common stock	—	29,033	37,555
Non cash investment transactions — bonds	1,132,325	495,639	3,067,671
Non cash investment transactions — mortgages	263,666	170,193	283,931
Non cash investment transactions — other invested assets	53,472	14,030	283,545
Non cash investment transactions — real estate	19,637	—	—
Ceded investment income to settle reinsurance transactions	(11,038)	—	—
Bonds to settle reinsurance transactions	(1,878,099)	—	—
Mortgages to settle reinsurance transactions	(822,847)	—	—
Ceded premiums from reinsurance transactions	(274,424)	—	—
Reinsurance ceded payable	4,995	—	—
Non Cash Ceded Commission	56,580	—	—
Ceded deferred gain	212,850	—	—
The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

1.  ORGANIZATION AND NATURE OF OPERATIONS

Forethought Life Insurance Company, an Indiana domiciled life insurance company, (FLIC or the Company) is a wholly owned subsidiary of Commonwealth Annuity and Life insurance company, a Massachusetts domiciled life insurance Company (Commonwealth Annuity), which in turn is a wholly owned indirect subsidiary of The Global Atlantic Financial Group LLC, a Bermuda company (Global Atlantic, which shall mean The Global Atlantic Financial Group LLC and, unless otherwise indicated or the context otherwise requires, its applicable subsidiaries). Global Atlantic is wholly-owned by KKR & Co. Inc (KKR).

On February 1, 2021, KKR indirectly acquired a majority interest in the Company following the merger of Global Atlantic Financial Group Limited (GAFGL) and Magnolia Merger Sub Limited, with GAFGL as the surviving entity of the merger transaction. Prior to the merger transaction, Magnolia Merger Sub Limited was a Bermuda exempted company, a direct wholly owned subsidiary of Magnolia Parent LLC (now known as The Global Atlantic Financial Group LLC or Global Atlantic) and an indirect subsidiary of KKR. Accordingly, Global Atlantic is now the holding company of GAFGL and KKR is deemed the ultimate controlling person of the Company.

On January 2, 2024, KKR acquired all the remaining equity interests in Global Atlantic that KKR did not already own. As of January 2, 2024, KKR owns 100.0% of Global Atlantic.

The Company's principal products are fixed-rate and fixed-indexed annuities, referred to together as "fixed annuities", and FLIC is Global Atlantic's flagship seller of these policies. FLIC's retirement products are distributed primarily through a network of industry-leading distribution partners. FLIC's preneed life insurance products are distributed through funeral homes. Commencing in 2021, the Company issues funding agreement backed notes for the purpose of reinvesting deposited funds. FLIC is licensed in 49 states (all except New York) and the District of Columbia.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Indiana ("Indiana SAP"), which differ in some respects from accounting principles generally accepted in the United States of America (GAAP). Prescribed statutory accounting practices (SAP) include publications of the National Association of Insurance Commissioners "Accounting Practices and Procedures Manual" (NAIC SAP), state laws, regulations and general administrative rules. The more significant of these differences are as follows:

•  Bonds which are "available-for-sale" or "trading" are carried at fair value under GAAP, and are carried at amortized cost under NAIC SAP, except for bonds in or near default which are carried at the lower of fair value or amortized cost under NAIC SAP;

•  Derivatives for which the Company employs fair value accounting are carried at fair value. However, changes in unrealized capital gains and losses are not recognized in net income, but as changes to surplus;

•  The Asset Valuation Reserve (AVR) is required under NAIC SAP to offset potential credit-related investment losses on bonds, mortgage loans, stocks, real estate, and other invested assets. The AVR is recorded as a liability with changes in the reserve accounted for as direct increases or decreases in surplus. Under GAAP, no such reserve is required;

•  The Interest Maintenance Reserve (IMR) is required under NAIC SAP to defer recognition of realized gains and losses (net of applicable federal income taxes) on short and long term fixed income investments resulting from interest rate changes. The deferred gain and loss is amortized over the expected remaining life (maturity) of the investment sold. In the event that realized capital losses exceed gains on a cumulative basis, negative IMR is reclassified to Other Assets on the Statement of Admitted Assets and Liabilities and admitted to extent that it is within 10% of an adjusted surplus. Any admitted balance is presented as "admitted disallowed IMR" in the sections of Surplus and is excluded from Unassigned surplus for the purposes of establishing level of dividends which may be paid by the Company. Under GAAP, no such reserve is required;

•  Policy acquisition costs, such as commissions, and other costs that are directly related to the successful efforts of acquiring new business are deferred under GAAP. Under NAIC SAP, such items are recorded as expenses when incurred;

•  Benefit reserves are determined using statutorily prescribed interest, morbidity and mortality assumptions under NAIC SAP, except under certain principles-based reserve methodologies. With respect to variable annuities, VM-21 prescribes

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

various approaches for setting assumptions related to policyholder and economic behavior that can vary by reserve component (Stochastic Reserve and Standard Projection Amount). With respect to life insurance products, valuation assumptions are prudent estimates used in determining Stochastic and Deterministic reserve components as prescribed by VM-20. In all cases the Company follows these prescribed practices. Under US GAAP, reserves and related balances are generally calculated using assumptions that are based on best estimates, which in some cases require appropriate adjustments that are required under certain FASB Accounting Standards. Effective January 1, 2023, public company reporting for long duration insurance contracts changed under the new long duration targeted improvements (LDTI) insurance accounting standard. LDTI requires the unlocking of assumptions for traditional life and limited pay contracts, requiring more frequent update to best estimates

•  Under NAIC SAP, amounts recoverable from reinsurers for unpaid losses are not recorded as assets, but as offsets against the respective policyholder liabilities. Under GAAP, amounts recoverable from reinsurers for unpaid losses are recorded as assets and not offset against the respective policyholder liabilities. Reinsurance balance amounts deemed to be uncollectible are written off through a charge to operations. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings;

•  Deferred income taxes, which provide for book/tax temporary differences, are charged directly to unassigned surplus under NAIC SAP, whereas under GAAP, they are included as a component of net income. Deferred tax assets are also subject to an admissibility test under NAIC SAP;

•  Under NAIC SAP, certain items are designated as "non-admitted" assets (such as furniture and equipment, prepaid expenses, bills receivable, computer system software, and agents' balance, etc.) and are excluded from assets by a direct charge to surplus. Under GAAP, such assets are carried on the balance sheet with appropriate valuation allowances;

•  Under GAAP acquisition accounting, an intangible asset can be assigned a value representing the cost to duplicate, create or replace the asset, assigned a finite life, and amortized accordingly. NAIC SAP does not recognize this type of transaction but recognizes any amount paid in excess of the subsidiary's underlying statutory capital and surplus as unamortized goodwill on the parent company's books. Goodwill is then amortized into unrealized capital gains and losses, on a straight line basis for a period which the acquiring entity benefits economically, not to exceed 10 years;

•  Under GAAP accounting, the Company's assets and liabilities were remeasured at fair value upon the close of the KKR acquisition. This resulted in the recognition of Value of Business Acquired (VOBA), which is generally amortized on a constant level basis using policy count over the estimated lives of the contracts, and goodwill, which is not amortized but assessed for impairment annually or more frequently if circumstances indicate impairment may have occurred, for GAAP. There was no such remeasurement of assets and liabilities for Statutory reporting. Under NAIC SAP, consideration in excess of the net book value of business acquired is recognized as a ceding commission. Ceding commission expenses are recognized in income on the date of the transaction. Ceding commission revenues are recognized as a separate surplus item on a net of tax basis and are subsequently amortized into income as earnings from the business emerge;

•  Under NAIC SAP, revenues for annuity contracts and universal life policies consist of the entire premium received, and benefits incurred represent the total of death benefits paid, surrenders (net of surrender charges), and the change in policy reserves. Under GAAP, premiums received for annuity contracts and universal life that do not include significant mortality risk would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Charges for mortality expenses and surrenders for both types of policies would be recognized as revenue under GAAP;

•  Policyowner dividends are recognized when declared under NAIC SAP rather than over the term of the related policies as required by GAAP;

•  Under GAAP the Company has elected to carry the funds withheld assets at fair value while for statutory treatment the Company carries the funds withheld assets at amortized cost;

•  Under NAIC SAP, cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less;

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

•  Investments in subsidiaries where the Company has the ability to exercise control are consolidated for GAAP reporting. Under NAIC SAP, the equity value of subsidiaries is recorded as other invested assets and investments in common stocks of affiliated entities;

The effects on the financial statements of the variances between statutory and GAAP, although not readily determinable, are presumed to be material.

Use of Estimates

The preparation of financial statements in accordance with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ significantly from those estimates. Significant estimates included in the accompanying statutory basis financial statements are assumptions and judgments utilized in determining if declines in fair values of investments are other-than-temporary, valuation methods for infrequently traded securities and private placements, policy liabilities, accruals relating to legal and administrative proceedings and estimates to establish the reserves for future policy benefits.

Investments

Bonds

The NAIC classifies bonds into six quality categories and 20 subcategories. These categories range from 1A (the highest) to 5C (the lowest) for non-defaulted bonds, and category 6 for bonds in and near default. Bonds in default are required to be carried at the lower of amortized cost or NAIC fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Bonds and preferred stocks, excluding loan-backed and structured securities (LBASS), are stated at amortized cost using the modified scientific method, or fair value in accordance with the "Purposes and Procedures Manual (P & P Manual) of the NAIC Capital Markets and Investment Analysis Office" (CMIAO). Fair values are measured in accordance with the Statements of Statutory Accounting Principles (SSAP) No. 100 Fair Value Measurements (SSAP No.100). Short-term investments are highly liquid investments readily convertible to cash, with maturities of greater than 90 days and less than one year at time of purchase and are reported at amortized cost.

LBASS are stated at amortized cost or fair value in accordance with the P & P Manual of the CMIAO. Prepayment assumptions are primarily obtained from external sources or internal estimates, and are consistent with the current interest rate and economic environment. The prospective adjustment method is used on most non-agency LBASS. Fair values are based on quoted market prices. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models, based on discounted cash flow analysis. The Company reviews securities at least quarterly for other-than-temporary impairments (OTTI) using current cash flow assumptions.

The NAIC has contracted with Blackrock for non-agency Residential Mortgage Backed Securities (RMBS) and Commercial Mortgage Backed Securities (CMBS), to provide expected loss information, which the Company must use to determine the appropriate NAIC designations for accounting, and risk-based capital (RBC) calculations.

Preferred Stock

Preferred stocks are carried at cost or amortized costs except those rated NAIC class 4 or lower quality, which are carried at the lower of cost or fair value. Changes to preferred stock values are reported as an adjustment to surplus.

Common Stock

Unaffiliated common stocks are reported at fair value based on quoted market prices or determined internally utilizing available market data and financial information pertaining to the underlying company except for Federal Home Loan Bank (FHLB) common stock which is valued at cost. The related net unrealized gains or losses are reported in unassigned surplus. The related adjustment for federal income taxes is included in deferred income taxes in unassigned surplus.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

estimated fair value, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based on the fair value of the collateral. Fair value is determined by discounting the projected cash flows for each property to determine the current net present value.

Commercial mortgage loans (CMLs) acquired at a premium or discount are carried at amortized cost using the effective interest rate method. CMLs held by the Company are diversified by property type and geographic area throughout the United States. CMLs are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses.

Financial Instruments and Derivatives

In the normal course of business, the Company enters into transactions involving various types of financial instruments including derivatives. Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter (OTC) derivatives, or they may be listed and traded on an exchange (exchange-traded). Exchange-traded equity futures are transacted through a regulated exchange. From time to time, futures contracts are terminated. The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk.

The Company primarily uses OTC derivatives to hedge its exposure to fixed annuity and preneed products. Some annuity products provide policy holders the potential return that is linked to the market while some preneed products provide death benefits with growth rates determined by various consumer price indexes (CPI). Fixed index annuity contracts credit interest based on certain indices, primarily the Standard & Poor's 500 Composite Stock Price Index. OTC call options and call spreads are purchased to hedge the growth in interest credited to the customer as a direct result of increases in the related indices. Upon exercise, the Company will receive the fair value of the call options and call spreads. For life products whose death benefit growth rate is determined by various consumer price indexes CPI, the Company has hedged this risk by entering into CPI swaps. The Company values the OTC options utilizing the Black-Scholes and Heston models. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. The parties with whom the Company enters into derivative contracts are highly rated financial institutions. Contracts are also fully supported by collateral, which minimizes the counterparty credit risk associated with such contracts. CPI swaps are accounted for using fair value accounting.

The Company also owns foreign currency denominated assets that generate exposure to FX risk. The Company has hedged this risk through the use of currency swaps and forwards. Under the terms of the contracts, the Company pays fixed and floating rate terms denominated in foreign currency and receives fixed USD. The Company considers these derivatives to be cash flow hedges. Under such treatment, the unrealized gains and losses are recorded consistent with the bonds hedged.

Low Income Housing Credits

The Company holds investments in Low Income Housing Tax Credits with 10 years remaining of unexpired tax credits and with a required holding period of 15 years.

Other Invested Assets

Other invested assets consist primarily of collateral loans, which are carried at amortized costs; residual tranche investments, which are carried at the lower of fair value or amortized cost; and investments in partnerships and LLCs, which are accounted for using the equity method of accounting.

Cash and Short-Term Investments

Cash and short-term investments include cash on hand, amounts due from banks, and highly liquid short-term investments. The Company considers all investments with an original maturity of 90 days or less as cash equivalents. Cash equivalent investments are stated at amortized cost. The Company considers all investments with an original maturity of greater than 90 days and less than one year as short-term investments. Short-term investments are stated at amortized cost.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

Investment Income

Investment income is recognized on an accrual basis. Any investment income which is over 90 days past due is excluded from surplus. Investments in bonds that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Capital Gains and Losses

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, to the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The Company acquires IMR associated with certain assumed blocks of business through reinsurance transactions. Should realized capital losses exceed gains on a cumulative basis, the resulting negative IMR is reclassified to other assets and recorded as an admitted asset up to 10% of the Company's prior period adjusted capital and surplus.

Impairments

The Company evaluates mortgages for impairment based on the credit quality of the borrowers ability to pay, common stocks, which are primarily affiliated companies, based on the underlying financial condition of those companies, and joint ventures, partnerships and Limited Liability Companies (LLCs) when it is probable that it will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings that would justify the carrying value of the investment.

At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to the following: its intent and ability to hold the impaired security until an anticipated recovery in value; the issuer's ability to meet current and future principal and interest obligations for bonds; the length and severity of the impairment; and, the financial condition and near term and long-term prospects for the issuer. The review process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions and other similar factors. The process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. Additional factors are considered when evaluating the unique features that apply to certain structured securities, including but not limited to the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority with the tranche structure of the security.

Recognition of Premium Income and Acquisition Costs

Life premiums are recognized as income over the premium-paying period of the related polices. Annuity considerations are recognized as income when received. Deposits on deposit-type contracts, such as funding agreements, supplemental contracts, dividend accumulations, and premium and other deposit funds, are recorded as a liability when received. Considerations for inforce block liabilities assumed are recognized as premium income when received. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Modified Coinsurance and Funds Withheld Reserve Adjustment

In accordance with SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance (SSAP No. 61R), the cedant retains invested assets supporting ceded reserves for modified coinsurance or funds withheld coinsurance. The counterparties settle statutory net income on these invested assets periodically on the reinsured business. The other significant contributors to the settlement activity are premiums, benefits, transfers to and from separate accounts, change in statutory reserves, mark-to-market of the derivative portfolio and other investment returns.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

Policy and Contract Claims

The liability for policy and contract claims is based on actual claims submitted but not paid on the statement date and an estimate of claims that had been incurred but not been reported on the statement date.

Insurance Reserves and Annuity and Other Funds

Reserving Practices

Reserves for life insurance policies are based on amount of insurance, issue age, duration, and premium paying pattern. Interest rates range from 3.0% to 5.5%, depending on the date of policy issue. The majority of reserves are calculated using the 1980 CSO Mortality Table. Tabular interest on funds not involving life contingencies have been determined by formula as described in the NAIC Annual Statement Instructions.

Reserves for a majority of the annuity contracts are determined in accordance with Commissioners' Annuity Reserve Valuation Method (CARVM). Valuation interest rates range from 3.0% to 6.25% based on the date of issue. The majority of reserves are calculated using the Annuity 2000 mortality table and 2012 Individual Annuity Reserving mortality table.

All policies issued by the Company had gross premiums in excess of net premiums.

Substandard policies are reserved in relation to net amount at risk.

Federal Income Taxes

Deferred federal income taxes are calculated as defined by SSAP No. 101, Income Taxes (SSAP No. 101). SSAP No. 101 establishes deferred tax assets and liabilities based on differences between statutory and tax bases of reporting.The deferred tax assets are then subject to an admissibility test, which can limit the amount of deferred tax assets that are recorded. The deferred federal income taxes result primarily from insurance reserves, policy acquisition expenses, and ceding commissions.

Separate Accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain variable annuity contract holders. Assets consist principally of bonds, common stocks, mutual funds, short-term obligations and are stated at fair value. The investment income gains and losses of these accounts generally accrue to the contract holders and therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected as other income. The fair value of assets and liabilities held in separate accounts is based on quoted market prices. Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Statements of Admitted Assets, Liabilities, Capital and Surplus, with an equivalent summary total reported for separate account liabilities.

The Company receives fees for assuming mortality and certain expense risks. Such fees are included in Other Income in the accompanying Statement of Operations. Reserves in the separate accounts for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method (VACARVM) under Actuarial Guideline VM-21. However, the adoption of VM-21 did not have an impact as these contracts are 100% ceded.

Transfers from Separate Accounts Due or Accrued, and Accrued Expense Allowance

The Company records a negative liability due from the separate accounts which primarily represents amounts that are held for policy account values in excess of statutory reserves, and certain other policy charges, including cost of insurance charges, administrative charges and guaranteed minimum death benefit (GMDB) charges, partially offset by associated reinsurance credits. This negative liability due from the separate accounts also includes assumed and ceded business. Amounts held in excess of the statutory reserves cannot be transferred from the separate account unless the policy is terminated or the policy account value is withdrawn.

Guaranty Fund Assessments

Guaranty fund assessments are paid to various states. The assessments are amortized against the premium tax benefit period.

Affiliated Entities and Related Parties

The Company recognizes entities which are under common control as affiliated entities consistent with SSAP No. 25 — Affiliates and Other Related Parties guidance. In addition, entities in which the company or affiliated companies own at least 10% of

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

the voting interests are considered to be related parties even if there is no control or affiliation, and are disclosed consistent with related party disclosure guidelines in SSAP No. 25 guidance.

Recently Adopted Accounting Standards

In March, 2024, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 21R — Other Admitted Assets which provides guidance for debt securities that do not qualify as bonds under the Principles-Based Bond definition and measurement method guidance for all residual interests regardless of legal form, with a January 1, 2025 effective date. The Company has adopted accounting and presentation changes for the annual 2025 reporting period.

In August & March, 2024, the NAIC Statutory Accounting Principles Working Group adopted revisions to expand and amend guidance on New Markets Tax Credit Project within SSAP No. 93 — Low-Income Housing Tax Credit Property Investments to include all tax credit investments regardless of structure and type of state or federal tax credit program. Revisions to SSAP No. 94R — Transferable and Non-Transferable Stat Tax credits expand and amend guidance to include both purchased state and federal tax credits. The Company has adopted these changes for the annual 2024 reporting period.

In February, 2024, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 21R — Other Admitted Assets which incorporates a collateral loan disclosure that details admitted and nonadmitted collateral loans with the underlying collateral supporting the loan. The Company has adopted this disclosure change as appropriate.

In January, 2024, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 61R — Life, Deposit-Type and Accident and Health Reinsurance which provides guidance for the specific 2023 liquidation of U.S. based life reinsurer Scottish Re. The Company has adopted accounting and presentation changes to balances from this reinsurer as appropriate.

In December, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 30 — Unaffiliated Common Stock and SSAP No. 32 — Preferred Stock to address residual tranche investments which may be reported as preferred stock and common stock. Also, in September, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 48 — Joint Ventures, Partnerships, and Limited Liability Companies to address residual tranche investments which may be reported as equity method investments. These clarifications state that structures that are in-substance residual interests will be reported residual tranche investments. The Company has adopted these changes for the annual 2023 reporting period.

In October, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 20 — Nonadmitted Assets and SSAP No. 21R — Other Admitted Assets to clarify guidance on collateral loan accounting and reporting. The adopted revisions clarify that all collateral assets must qualify as admitted invested assets if they were owned directly and provides additional details about documentation required for the collateral assets. The Company has adopted these changes for the annual 2023 reporting period, and updated policies and procedures as appropriate.

In August, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 34 — Investment Income Due and Accrued, which requires new disclosure around aggregate paid-in-kind (PIK) interest included in asset balances. The Company has included such disclosures in 2023 financial statements as appropriate.

In August, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 7 — Asset Valuation and Interest Maintenance Reserve which allows for the temporary admittance of a net negative interest maintenance reserve (IMR). Outlined in INT 23-01T, this guidance allows the admittance of negative IMR up to 10% of adjusted capital and surplus and provides additional accounting and reporting guidance. Pending any future adoptions, this interpretation will be automatically nullified on January 1, 2026. The Company has adopted these changes for the annual 2023 reporting period.

In August, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP 43R — Loan-Backed and Structured Securities which add collateralized loan obligations (CLOs) to financial modeling guidance and provide clarification that CLOs are not captured as legacy securities. This guidance aligns with changes adopted by the NAIC's Valuation of Securities Task Force in February, 2023. The Company has adopted these changes for the annual 2023 reporting period and there is no significant impact on the financial statements.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

In August, 2023, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 26R — Bonds, SSAP No. 43R — Loan-Backed and Structured Securities and SSAP No. 21R — Other Admitted Assets which establishes a new principles-based definition of a band for statutory reporting. The Company will continue to monitor principles based bond definition topics and guidance in preparation for the January 1, 2025 implementation date.

Correction of Errors

During 2024, the company discovered reporting errors for the prior year balances resulting in a $745 increase in insurance taxes, licenses, and fees. As a result, $692 of state income tax payable were written off. The company made a correction resulting in a $3,889 decrease in premiums. The impact of these errors has been reported as an adjustment to opening surplus per SSAP No. 3, Accounting Changes and Corrections of Errors, paragraph 10, which states: "Correction of errors in previously issued financial statements shall be reported as adjustments to unassigned funds (surplus) in the period an error is detected." The Company does not believe these errors are significant to capital and surplus at December 31, 2024, or in prior years.

During 2023, the Company discovered reporting errors for the prior year balances resulting in a $20,064 increase in interest and adjustments on contract or deposit-type contract funds and an increase in the remittances and items not allocated. The impact of these errors has been reported as an adjustment to opening surplus per SSAP No. 3, Accounting Changes and Corrections of Errors, paragraph 10, which states: "Correction of errors in previously issued financial statements shall be reported as adjustments to unassigned funds (surplus) in the period an error is detected." The Company does not believe these errors are significant to capital and surplus at December 31, 2023, or in prior years.

3.  PRESCRIBED AND PERMITTED ACCOUNTING PRACTICES

The Indiana Department of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Indiana for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Indiana Insurance Law. The NAIC's Accounting Practices & Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Indiana. The commissioner of the Indiana Department (the Commissioner) has the right to permit other specific practices that deviate from prescribed practices.

The Company, with the permission of the Commissioner, uses the Plan Type A discount rate with a guaranteed duration of less than five years under Actuarial Guideline 33 (AG33) on the entire in-force block of annuities with Guaranteed Minimum Withdrawal Benefits issued prior to October 1, 2013. By definition, AG33 would require the defined payments of the Guaranteed Lifetime Income Benefit (GLIB) benefit stream to be discounted using the Type B or Type C rate until the policy's contract value is exhausted and the additional payments to be discounted using the Type A rate. Type A, Type B, and Type C rates vary based on the withdrawal characteristics available to the policyholder for a specific contract.

The differences between NAIC SAP and Indiana SAP relate to reserve valuation prescribed by AG33. The differences are reflected in "increase in reserves for future policy benefits" for net income, and in "reserves for future policy benefits" for surplus.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

A reconciliation of the Company's net income and capital and surplus between the practices prescribed and permitted by the State of Indiana and NAIC SAP is shown below:

	December 31,
	2024	2023	2022
Net income (loss), Indiana basis	$125,221	$(1,976)	$468,388
Indiana permitted practice:
State permitted practices that (increase) / decrease NAIC SAP	8,890	(3,192)	3,334
Net income (loss), NAIC statutory accounting practices	$134,111	$(5,168)	$471,722
Statutory surplus, Indiana basis	$4,022,282	$2,850,897	$2,675,960
Indiana permitted practice:
State permitted practices that (increase) / decrease NAIC SAP	(15,760)	(22,811)	(20,327)
Statutory surplus, NAIC statutory accounting practices	$4,006,522	$2,828,086	$2,655,633

4.  INVESTMENTS

Bonds Book Adjusted/Carrying Values and Fair Values

The book adjusted/carrying value and fair value of investment in long term, short-term (excludes non-bond investments of $141,981 and $2,134) and cash equivalent bonds (excludes non-bond cash and cash equivalent investments of $725,012 and $2,221,056) are as follows:

	December 31, 2024
	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Long Term, Short-Term and Cash Equivalent Bonds:
U.S. government security obligations	$810,283	$182	$(10,633)	$799,832
All other governments	75,004	450	(12,027)	63,427
Political subdivisions	43,244	288	(3,101)	40,431
Special revenue and special assessment obligations	1,238,131	2,759	(184,408)	1,056,482
Hybrid	62,329	866	(9,732)	53,463
Industrial and miscellaneous	15,911,693	136,378	(929,627)	15,118,444
Parent, Subsidiaries and Affiliates	9,819,128	22,581	(481,290)	9,360,419
U.S. States, Territories and Possessions	69,486	430	(6,527)	63,389
Total long term bonds	28,029,298	163,934	(1,637,345)	26,555,887
Short-term bonds	340,956	45	(77)	340,924
Total long term, short-term and cash equivalent bonds	$28,370,254	$163,979	$(1,637,422)	$26,896,811

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

	December 31, 2023
	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Long Term, Short-Term and Cash Equivalent Bonds:
U.S. government security obligations	$125,817	$1,953	$(593)	$127,177
All other governments	76,411	761	(10,345)	66,827
Political subdivisions	41,438	356	(2,608)	39,186
Special revenue and special assessment obligations	1,304,074	7,481	(164,253)	1,147,302
Hybrid	55,969	310	(12,096)	44,183
Industrial and miscellaneous	18,542,197	126,647	(1,235,713)	17,433,131
Parent, Subsidiaries and Affiliates	8,843,184	7,519	(741,655)	8,109,048
U.S. States, Territories and Possessions	99,911	1,250	(5,624)	95,537
Total long term bonds	29,089,001	146,277	(2,172,887)	27,062,391
Short-term bonds	331,977	3	(4)	331,976
Total long term, short-term and cash equivalent bonds	$29,420,978	$146,280	$(2,172,891)	$27,394,367

At December 31, 2024 and 2023, respectively, 93.8% and 95.2% of debt securities were rated by the NAIC as investment grade (1 or 2).

The book adjusted/carrying value and fair value of bonds by contractual maturity at December 31, 2024 are shown below. Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations with or without call or prepayment penalties or the Company may have the right to put or sell the obligations back to the issuers. Mortgage-backed securities are included in there own distinct category.

	Book/ Adjusted Carrying Value	Fair Value
Due in one year or less	$595,925	$595,557
Due after one year through five years	1,834,137	1,825,193
Due after five years through ten years	283,141	281,348
Due after ten years	8,396,636	7,570,077
Mortgage backed and asset backed securities	17,260,415	16,624,636
Total	$28,370,254	$26,896,811

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

The following tables provide information about the Company's bonds that have been continuously in an unrealized loss position:

	December 31, 2024
	Less than or equal to Twelve Months		Greater than Twelve Months		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Long Term, Short Term and Cash Equivalent Bonds:
United States government	$572,991	$(10,065)	$22,814	$(568)	$595,805	$(10,633)
All other governments	—	—	55,544	(12,027)	55,544	(12,027)
Political subdivisions	—	—	27,122	(3,101)	27,122	(3,101)
Special revenue and special assessment obligations	55,562	(354)	911,173	(184,054)	966,735	(184,408)
Hybrid	—	—	27,598	(9,732)	27,598	(9,732)
Parent, Subsidiaries and Affiliates	4,921,032	(344,801)	1,693,974	(136,489)	6,615,006	(481,290)
U.S. States, Territories and Possessions	569	(6)	57,630	(6,521)	58,199	(6,527)
Industrial and miscellaneous	2,960,032	(48,710)	6,437,864	(880,917)	9,397,896	(929,627)
Total long term bonds	8,510,186	(403,936)	9,233,719	(1,233,409)	17,743,905	(1,637,345)
Short-term bonds	33,166	(77)			33,166	(77)
Cash equivalent bonds	—	—	—	—	—	—
Total long term, short-term and cash equivalent bonds	$8,543,352	$(404,013)	$9,233,719	$(1,233,409)	$17,777,071	$(1,637,422)
	December 31, 2023
	Less than or equal to Twelve Months		Greater than Twelve Months		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Long Term, Short Term and Cash Equivalent Bonds:
United States government	$48,049	$(152)	$5,405	$(441)	$53,453	$(593)
All other governments	—	—	57,642	(10,345)	57,642	(10,345)
Political subdivisions	—	—	27,605	(2,608)	27,605	(2,608)
Special revenue and special assessment obligations	25,293	(305)	923,525	(163,948)	948,818	(164,253)
Hybrid	—	—	40,265	(12,096)	40,265	(12,096)
Parent, Subsidiaries and Affiliates	4,316,469	(427,160)	3,062,222	(314,495)	7,378,691	(741,655)
U.S. States, Territories and Possessions	627	(2)	64,851	(5,622)	65,477	(5,624)
Industrial and miscellaneous	1,594,653	(30,398)	11,643,477	(1,205,315)	13,238,130	(1,235,713)
Total long term bonds	5,985,091	(458,017)	15,824,992	(1,714,870)	21,810,082	(2,172,888)
Short-term bonds	—	—	20,859	(4)	20,859	(4)
Total long term, short-term and cash equivalent bonds	$5,985,091	$(458,017)	$15,845,851	$(1,714,874)	$21,830,941	$(2,172,892)

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

The Company has the intent and ability to hold all bonds in an unrealized loss position until amortized cost basis is recovered.

As of December 31, 2024 and 2023, the number of securities in an unrealized loss position for over 12 months consisted of 1,303 and 1,808, respectively.

In the course of the Company's asset management, no securities have been sold and reacquired within 30 days of the sale date to enhance the Company's yield on its investment portfolio.

Insurer Self-Certified Securities

The following represents securities for which the Company does not have all information required for the NAIC to provide a NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as "5GI Securities".

The Company's 5GI securities as of December 31, 2024 and December 31, 2023, respectively, were as follows:

	Number of 5GI Securities		Aggregate BACV		Aggregate Fair Value
Investment	Current Year	Prior Year	Current Year	Prior Year	Current Year	Prior Year
Preferred stock — AC	$3	$—	$24,746	$—	$24,152	$—
LB&SS — AC	22	9	105,674	73,311	89,973	59,733
Total	$25	$9	$130,420	$73,311	$114,125	$59,733

AC — Amortized cost

BACV — Book adjusted carrying value

Subprime Mortgage Related Risk Exposure

While the Company holds no direct investments in subprime mortgage loans, the Company has limited exposure to subprime borrowers, through direct investments in primarily investment grade securities with underlying subprime exposure. The Company's definition of subprime is predominantly based on borrower statistics from a residential pool of mortgages. Included in the statistics evaluated is the average credit score of the borrower, the loan-to-value ratio, the debt-to-income statistics, and the diversity of all these statistics across the borrower profile. As is true for all securities in the Company's portfolio, the Company reviews the entire portfolio for impairments at least quarterly. Included in that analysis are current delinquency and default statistics, as well as the current and original levels of subordination on the security.

The Company has indirect subprime exposure through the following investments:

	December 31, 2024
	Actual Cost	Book/ Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
Loan backed and structured securities	$436,129	$385,398	$386,837	$—
Total	$436,129	$385,398	$386,837	$—
	December 31, 2023
	Actual Cost	Book/ Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
Loan backed and structured securities	$501,286	$440,083	$442,811	$—
Total	$501,286	$440,083	$442,811	$—

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

Mortgage Loans

Maturities

The maturity distribution for mortgages is as follows:

	Year Ended December 31,
	2024	Percentage
2025	$2,262,711	10.76%
2026	2,330,131	11.08%
2027	2,984,546	14.19%
2028	1,080,421	5.14%
2029 and thereafter	12,372,311	58.83%
Total	$21,030,120	100.00%

Impairments

The Company evaluates all of its mortgage loans for impairment. This evaluation considers the borrower's ability to pay and the value of the underlying collateral. When a loan is impaired, its impaired value is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, except that as a practical expedient, the impaired value may be based on a loan's observable market price (where available), or the fair value of the collateral if the loan is a collateral-dependent loan. An allowance is established for the difference between the loan's impaired value and its current carrying value. Additional allowance amounts established for incurred but not specifically identified impairments in the mortgage portfolio, based on analysis of market loss rate data, adjusted for specific characteristics of the Company's portfolio and changes in economic conditions. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

During 2024, the Company established a specific allowance of $98,610 on 7 high-risk commercial mortgage loans as a result of re-underwriting process by the KKR Real Estate Credit team. During 2023, the Company established a specific allowance of $81,883 on 11 high-risk commercial mortgage loans as a result of re-underwriting process by the KKR Real Estate Credit team

During 2024, the Company recognized total impairments of $113,327 on mortgage loans all of which was recorded as a reduction to the carrying value of loans. During 2023, the Company recognized total impairments of $0 on mortgage loans all of which was recorded as a reduction to the carrying value of loans. During 2022, the Company recognized total impairments of $0 on mortgage loans all of which was recorded as a reduction to the carrying value of loans.

Regions and Type

Mortgage loans are collateralized by the underlying properties. Collateral for commercial mortgage loans and residential loans must meet or exceed 125% of the loan at the time the loan is made. The Company primarily grants commercial and residential loans to customers throughout the United States. The Company has a diversified loan portfolio with no exposure greater than 19.75% of our total exposure in any state at December 31, 2024.

The following table presents the Company's CMLs by geographic region and property type:

	Year Ended December 31,
	2024	Percentage	2023	Percentage
Atlantic	$7,223,414	34.34%	$6,596,267	36.12%
Mountain	1,877,617	8.93%	1,798,754	9.85%
New England	851,421	4.05%	815,832	4.47%
North Central	760,435	3.62%	688,389	3.77%
Pacific	4,960,451	23.59%	4,479,117	24.53%
South Central	2,573,896	12.24%	2,451,186	13.42%
Various	2,782,886	13.23%	1,431,956	7.84%
Total	$21,030,120	100.00%	$18,261,501	100.00%

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

The mortgage loans by type are as follows:

	Year Ended December 31,
	2024	Percentage	2023	Percentage
Retail	$149,515	0.71%	$444,575	2.43%
Office	3,560,583	16.93%	3,422,910	18.74%
Industrial	3,278,346	15.59%	2,479,666	13.58%
Residential	9,376,696	44.59%	6,868,472	37.61%
Other	4,664,980	22.18%	5,045,877	27.63%
Total	$21,030,120	100.00%	$18,261,500	100.00%

In 2024 the minimum and maximum rates of interest received for commercial and residential loans were 0.88% and 12.13%. The maximum percentage of any one loan to the value of the security at the time of the loan was 100.00%. In 2023, the minimum and maximum rates of interest received for commercial loans were 1.00% and 11.88%. The maximum percentage of any one loan to the value of the security at the time of the loan was 100.00%.

Real Estate

The company owned real estate investments as follows:

	Year Ended December 31,
	2024	2023
Held for the production of income	$13,111	$—
Held for sale	11,576	2,882
Total	$24,687	$2,882

Derivatives and Hedging Activities

The Company utilizes various derivative instruments to hedge risk identified in the normal course of its insurance business. The Company owns equity index options to limit its net exposure to equity market risk. The Company also owns the currency and CPI derivatives to hedge the currency and inflation risk. The Company mitigates interest rate risk through the use of interest rate futures, swaps, and options. The Company receives collateral from its derivative counterparties to limit credit risk on the mark to market of open derivative trades.

The Company's derivative portfolio consists of equity index call options and spreads to hedge equity exposure associated with Equity Indexed Annuities underwritten. The Company utilizes CPI swaps to hedge the exposure to inflation risk associated with its prefunded funeral insurance business. The Company entered into currency swaps and forwards to limit its currency exposure from FX denominated assets. The Company mitigates interest rate risk through the use of interest rate futures, swaps, and options. The total carrying values of derivative assets were $1,066,195 and $684,290 as of December 31, 2024 and 2023, respectively.

The Company accounts for its equity index options using the fair value method of accounting under SSAP No. 86, with changes in fair value recorded as unrealized investment gains or losses. The realized gains or losses are recorded upon the derivative contract expiry. The CPI swaps are carried at book value consistent with the hedged liabilities. The FX unrealized gains or losses on currency swaps are recorded consistent with the FX bonds hedged. RSATs and qualified hedges follow the accounting of the hedged item, and as such coupon payments are recorded as net investment income. The total net investment income (loss) recognized from these derivative instruments were $(22,744), $(5,032) and $0 as of 2024, 2023 and 2022.

The Company's credit risk is the risk of nonperformance by OTC counterparties. The Company limits this risk by utilizing and managing collateral according to a Credit Support Annex agreement (CSA). The company negotiates the CSA agreement with each highly rated counterparty prior to trading. Collateral is managed to CSA standards by derivative custodian BNY.

The current credit exposure of the Company's over the counter derivative contracts is limited to the fair value of $622,999 and $604,400 as of December 31, 2024 and 2023. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining net collateral of $898,890 and $378,557 from counterparties as of December 31, 2024 and

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

2023. In the event of the nonperformance by the counterparties, the Company has the right to the collateral pledged by counterparties. The exchange-traded futures are affected through a regulated exchange and positions are marked to market on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The fair value of the derivative assets and liabilities by risk hedged, prior to derivative netting through same counterparties were as follows:

	As of December 31, 2024
Risk Hedged	Derivative Assets	Derivative Liabilities	Notional Amounts
Equity/Index	$951,869	$3,791	$19,205,891
Inflation	7,573	664	255,000
Currency	137,353	30,166	3,654,386
Interest Rates	167,686	173,523	26,271,027
Gross fair value of derivative instruments	$1,264,481	$208,144	$49,386,304
Offset per SSAP No. 64	(198,286)	(198,286)
Net fair value of derivative instruments	$1,066,195	$9,858
	As of December 31, 2023
Risk Hedged	Derivative Assets	Derivative Liabilities	Notional Amounts
Equity/Index	$687,543	$26,017	$17,201,433
Inflation	8,424	1,307	307,000
Currency	57,844	93,072	2,703,131
Interest Rates	137,457	110,610	15,897,302
Gross fair value of derivative instruments	$891,268	$231,006	$36,108,866
Offset per SSAP No. 64	(206,979)	(206,979)
Net fair value of derivative instruments	$684,290	$24,027

The fair value of the derivative assets and liabilities by instruments were as follows:

	As of December 31, 2024
Derivative Instruments	Derivative Assets	Derivative Liabilities	Notional Amounts
CPI Swaps	$7,573	$664	$255,000
Currency Swaps	137,353	30,166	3,654,386
OTC Options	950,726	3,791	18,463,524
Swaptions	9,132	2,574	2,700,000
Interest Rate Swaps	154,158	123,064	19,560,860
Listed Options	—	—	—
Futures	4,231	191	2,390,799
Credit Default Swap		—	—
Forward	1,308	47,694	2,361,735
Gross fair value of derivative instruments	$1,264,481	$208,144	$49,386,304
Offset per SSAP No. 64	(198,286)	(198,286)
Net fair value of derivative instruments	$1,066,195	$9,858

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

	As of December 31, 2023
Derivative Instruments	Derivative Assets	Derivative Liabilities	Notional Amounts
CPI Swaps	$8,424	$1,307	$307,000
Currency Swaps	57,844	93,072	2,703,131
OTC Options	686,270	20,087	16,209,538
Swaptions	4,802	—	2,030,000
Interest Rate Swaps	103,830	95,223	10,972,950
Listed Options	—	—	—
Futures	11,070	18,149	2,830,794
Credit Default Swap	—	—	—
Forward	19,028	3,168	1,055,453
Gross fair value of derivative instruments	$891,268	$231,006	$36,108,866
Offset per SSAP No. 64	(206,979)	(206,979)
Net fair value of derivative instruments	$684,289	$24,027

Other Investments

Other Invested Assets

Other invested assets on the Company's Statements of Admitted Assets, Liabilities, Capital and Surplus consist of term notes and loans, interests in LLCs and partnerships, low income housing tax credits and derivatives. The carrying value of these investments for the years ended December 31, were as follows:

	Year Ended December 31,
	2024	2023
Collateral loans	$1,045,853	$668,608
LLCs, partnerships, and joint ventures	1,007,944	249,586
Residual tranches	575,453	606,083
Other	165,237	385,880
Total	$2,794,487	$1,910,157

Collateral Loans

Consistent with disclosure requirements adopted in 2024, the table below details admitted and nonadmitted collateral loan investments, based on the qualifying investment collateral type.

	Year Ended December 31,
	2024
Collateral Type	Aggregate Collateral Loan	Admitted	Nonadmitted
Mortgage loans — affiliated	$362,750	$362,750	$—
Mortgage loans — unaffiliated	301,920	301,920	—
Joint ventures, partnerships, and LLCs — affiliated	161,160	161,160	—
Joint ventures, partnerships, and LLCs — unaffiliated	195,023	195,023	—
Preferred stocks — affiliated	25,000	25,000	—
Total	$1,045,853	$1,045,853	$—

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

Cash and short-term investments

Cash and short-term investments held at December 31, were as follows:

	Year Ended December 31,
	2024	2023
Cash and cash equivalents	$1,128,189	$2,624,475
Short-term investments	482,937	334,111
Total	$1,611,126	$2,958,586

Restricted Assets

Restricted assets at December 31, were as follows:

	Year Ended December 31,
	2024			2023
	Gross	Net	Total Restricted to Total Admitted Assets	Gross	Net	Total Restricted to Total Admitted Assets	Increase / (Decrease)
FHLB capital stock	$79,425	$79,425	0.1%	$79,425	$79,425	0.1%	$—
Pledged collateral to FHLB	3,286,717	3,286,717	5.5%	2,555,673	2,555,673	4.5%	731,044
Assets subject to repurchase agreements	—	—	—%	1,355,541	1,355,541	2.4%	(1,355,541)
Pledged collateral, other	49,106	49,106	0.1%	47,953	47,953	0.1%	1,153
On deposit with states	6,425	6,425	—%	6,433	6,433	—%	(8)
Total	$3,421,673	$3,421,673	5.7%	$4,045,025	$4,045,025	7.1%	$(623,352)

Proceeds, Net Investment Income and Capital Gains and Losses

Proceeds from the sale of bonds and related capital gains and losses were as follows:

	Year Ended December 31,
	2024	2023	2022
Proceeds	$5,268,225	$1,489,339	$4,357,404
Gross realized gains	15,650	26,960	26,129
Gross realized losses	(124,280)	(26,733)	(71,943)
Total realized gains (losses)	$(108,630)	$227	$(45,814)

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

Major categories of net investment income are summarized below:

	Year Ended December 31,
	2024	2023	2022
Mortgage loans	$1,066,178	$954,393	$651,349
Bonds and stock	1,534,143	1,506,899	1,264,011
Real estate income	338	—
Short-term investments	102,006	52,092	41,173
Derivative instruments	(13,982)	(4,595)	(332)
Other income	283,132	269,715	110,605
Gross investment income	2,971,815	2,778,504	2,066,806
Less: investment expenses	(304,480)	(262,377)	(210,552)
Net investment income before IMR amortization	2,667,335	2,516,127	1,856,254
IMR amortization	(19,614)	5,040	8,893
Net investment income including IMR amortization	$2,647,721	$2,521,167	$1,865,147

There were no amounts excluded from investment income for bonds where collection of interest was uncertain at December 31, 2024, 2023 and 2022.

The Company did not have any due and accrued amounts over 90 days past due to exclude from capital and surplus at December 31, 2024, 2023 and 2022.

The cumulative amounts of paid-in-kind (PIK) interest included in the current principal balance is $87,317 as of December 31, 2024.

Realized gains and losses, net of amounts transferred to the IMR and federal income tax, are as follows:

	Year Ended December 31,
	2024	2023	2022
Realized gains (losses)
Bonds and stock	$(206,660)	$(52,741)	$(268,920)
Derivatives	182,481	(106,925)	50,762
Mortgage loans	(187,612)	(25,367)	(10,274)
Other invested assets	9,744	159,252	63,929
Cash, cash equivalents and short-term investments	940
Total realized (losses) gains on investments	(201,107)	(25,782)	(164,504)
Less amount transferred to IMR (net of related taxes of of ($47,830) in 2024, $5,946 in 2023 and ($41,009) in 2022)	(179,933)	22,368	(154,270)
Total realized gains (losses) on investments	(21,174)	(48,149)	(10,233)
Federal income tax expense	(20,634)	44,501	9,437
Net realized gains (losses), less amount transferred to IMR	$(540)	$(92,651)	$(19,670)

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

The change in unrealized gains and losses on investments recorded in unassigned surplus is as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Unrealized Capital Gain (Loss)	Foreign Exchange Unrealized Capital Gain (Loss)	Unrealized Capital Gain (Loss)	Foreign Exchange Unrealized Capital Gain (Loss)
Bonds	$(6,435)	$(84,959)	$—	$48,753
Common stocks	1,211	—	(27,785)	—
Preferred stocks	(7,987)	—	(10,131)	—
Derivative instruments	(79,998)	136,859	232,666	(60,663)
Cash and cash equivalents	—	(149)	—	—
Other invested assets	(1,912)	(10,166)	(123,426)	—
Mortgage loans	(15,691)	(56,275)	(26,044)	13,536
Total change in unrealized gains and losses	(110,812)	(14,690)	45,280	1,626
Capital gains tax expense (benefit)	3,344	—	(18,326)	—
Change in unrealized gains and losses, net of taxes	$(107,468)	$(14,690)	$26,954	$1,626

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The Company evaluates: the ability and intent to hold the investment to maturity, the issuer's overall financial condition, the issuer's credit and financial strength ratings, the issuer's financial performance including earnings trends, dividend payments, and asset quality. A weakening of the general market conditions in the industry or geographic region in which the issuer operates, the length of time in which the fair value of an issuer's securities remains below cost, and with respect to fixed maturity investments, any factors that might raise doubt about the issuer's ability to pay all amounts due according to the contractual terms. The Company applies these factors to all securities, as necessary.

The Company recognized OTTI charges on invested assets of $161,579 and $76,631 during 2024 and 2023, respectively.

As of December 31, 2024, 2023 and 2022, the Company had no loan-backed and structured securities where the present value of cash flows expected to be less than amortized cost.

The following is the aggregate amount of unrealized losses and related fair value of impaired loan-backed and structured securities (the fair value is less than cost or amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss as of December 31, 2024 and 2023:

	December 31, 2024
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Loan-backed and structured securities	$6,403,687	$(383,558)	$4,412,094	$(351,568)	$10,815,781	$(735,126)
	December 31, 2023
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Loan-Backed and Structured Securities	$3,282,840	$(282,416)	$10,190,076	$(900,515)	$13,472,916	$(1,182,931)

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

The Company receives certain amounts of prepayment and acceleration fees as shown below:

General Account
1. Number of CUSIPS	5
2. Aggregate Amount of Investment Income	$812

5.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The fair value hierarchy under SSAP No. 100 prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).

The three levels of the fair value hierarchy are described below:

Basis of Fair Value Measurement

Level 1  Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities

Level 2  Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly.

Level 3  Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Summary of Fair Value Methodologies

The following methods and assumptions were used by the Company in estimating fair value for financial instruments:

Bonds, preferred stock and common stock — Fair values are based on quoted market prices. If quoted market prices are not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses, which utilize current interest rates for similar financial instruments having comparable terms and credit. Bonds rated a 6 in accordance with the P&P Manual of the NAIC CMIAO are carried at the lower of amortized cost or fair value.

Cash and short-term investments — For these investments, the carrying amounts reported in the Statements of Admitted Assets, Liabilities, Capital and Surplus approximate fair value.

Mortgage loans — The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives — The Company values the OTC options utilizing the Black-Scholes models implemented in the SunGard derivative system with index marks updated daily. The Company's OTC equity options trade in liquid markets, resulting in calculations that do not involve significant management judgment and valuations that generally can be verified. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. Such instruments are typically classified within Level 2 of the fair value hierarchy maturities.

Policy and contract liabilities — Fair values of the Company's liabilities under contracts not involving significant mortality or morbidity risks (principally, annuities and supplementary contracts) are stated at the cost the Company would incur to extinguish the liability (i.e., the cash surrender value).

Separate accounts — The estimated fair value of assets held in separate accounts is based on quoted market prices. Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Statements of Admitted Assets, Liabilities, Capital and Surplus, with an equivalent summary total reported for related liabilities. Based on the level of observable activity, these assets will be measured at level 1.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

Financial Instruments Held at Fair Value

As of December 31, 2024 and 2023, the assets carried at fair value were unaffiliated common stock and derivative instruments on a recurring basis. The following table presents, by level within the fair value hierarchy, financial assets and liabilities held at fair value.

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Financial Assets
Common stock	$—	$—	$10,535	$10,535
Options	—	953,451	—	953,451
Swaps	111,602	—	111,602
Futures	1,142	—	—	1,142
Preferred stock	20,914	—	44,368	65,282
Total assets at fair value	$22,056	$1,065,053	$54,903	$1,142,012
Financial Liabilities
Derivative liabilities	(2,898)	12,756		9,858
Total liabilities at fair value	$(2,898)	$12,756	$—	$9,858
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial Assets
Common stock	$—	$—	$9,324	$9,324
Options	—	669,703	—	669,703
Swaps	—	19,243	—	19,243
Futures	(4,657)	—	—	(4,657)
Preferred stock	—	—	53,270	53,270
Total assets at fair value	$(4,657)	$688,946	$62,594	$746,883
Financial Liabilities
Derivative liabilities	2,423	21,604		24,027
Total liabilities at fair value	$2,423	$21,604	$—	$24,027

Transfers into or out of Level 3

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

The Company had $54,903 and $62,594 of Level 3 financial assets or liabilities carried at fair value for the year ended December 31, 2024 and 2023.

	Beginning Balance at 01/01/2024	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2024
Assets
Common Stock	$9,323	$—		$—	$1,211	$—	$—	$—	$—	$10,534
Preferred Stock	53,270	—	$—	—	(8,901)	—	—	—		44,369
Total Assets	$62,593	$—	$—	$—	$(7,690)	$—	$—	$—	$—	$54,903
	Beginning Balance at 01/01/2023	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2023
Assets
Common Stock	$269,765	$—		$(2)	$(50,973)	$914	$—	$—	$(210,381)	$9,323
Preferred Stock	—	10,558	$—	3	13,741	29,039	—	(71)		53,270
Total Assets	$269,765	$10,558	$—	$1	$(37,232)	$29,953	$—	$(71)	$(210,381)	$62,593

Fair Value of All Financial Instruments

The aggregate fair value of the Company's financial instruments and the level within the fair value hierarchy in which the fair value measurements fall, together with the related admitted values, are presented in the following tables. Pursuant to SSAP No. 100R, insurance contracts have been excluded.

December 31, 2024	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)*
Financial Assets
Bonds	$26,555,887	$28,029,298	$—	$15,787,995	$10,767,892	—
Common stock	89,960	89,960	—	—	89,960	—
Preferred stock	65,282	65,283	—	20,914	44,368	—
Other invested assets (excluding derivatives)	2,143,283	2,354,056	162,342	2,186	1,978,755	572,254
Short-term investments	482,905	482,937	—	50,914	431,991	—
Real Estate	24,687	24,687	—	—	24,687
Cash and cash equivalents	1,128,190	1,128,190	1,128,190	—	—	—
Derivative assets	1,066,195	1,066,195	1,142	1,065,053	—	—
Mortgage loans	20,044,043	21,030,120	—	—	20,044,043	—
Policy loans	3,160	3,160	—	—	3,160	—
Financial Liabilities
Derivative liabilities	9,858	9,858	(2,898)	12,756	—	—

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

December 31, 2023	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)*
Financial Assets
Bonds	$27,062,390	$29,089,001	$24,423	$17,818,154	$9,219,813	—
Common stock	88,749	88,749	—	—	88,749	—
Preferred stock	53,270	53,270	—	—	53,270	—
Other invested assets (excluding derivatives)	1,994,678	1,670,678	381,581	2,153	1,610,944	—
Short-term investments	337,773	334,111	—	21,976	315,797	—
Cash and cash equivalents	2,624,475	2,624,475	2,624,475	—	—	—
Derivative assets	684,290	684,290	(4,863)	689,153	—	—
Mortgage loans	16,864,077	18,261,500	—	—	16,864,077	—
Policy loans	3,605	3,605	—	—	3,605	—
Financial Liabilities
Derivative liabilities	24,027	24,027	2,423	21,604	—	—

*  Investments measured at net asset value per share as a practical expedient. These fund investments have strategies primarily focused on real assets (primarily real estate) or other investments and are subject to certain restrictions on redemption.

Financial Instruments Held at Carrying Value

The following is the estimated fair values of financial instruments held at carrying values:

	December 31,
	2024		2023
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets
Bonds	$28,029,298	$26,555,887	$29,089,001	$27,062,390
Common stock-unaffiliated	89,960	89,960	88,749	88,749
Preferred stocks	65,283	65,283	53,270	53,270
Mortgage loans	21,030,120	20,215,229	18,261,500	16,864,077
Cash, cash equivalents and short-term investments	1,611,126	1,611,095	2,958,586	2,962,248
Real Estate	24,687	24,687
Other invested assets, excluding derivatives	2,354,056	2,143,283	1,670,678	1,994,678
Policy loans	3,160	3,160	3,605	3,605
Total	$53,207,690	$50,708,584	$52,125,389	$49,029,017

6.  FEDERAL HOME LOAN BANK

The Company is a member of the Federal Home Loan Bank (FHLB) of Indianapolis. Through its membership, the Company has issued funding agreements to the FHLB Indianapolis in exchange for cash advances in the amount of $1,568,348 and $1,569,051 as of December 31, 2024 and 2023, respectively. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts (SSAP No. 52), accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained from the FHLB Indianapolis for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations (SSAP No. 15), as borrowed money.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

The table below indicates the amount of FHLB Indianapolis stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Indianapolis.

	December 31, 2024	December 31, 2023
FHLB stock purchased/owned as part of the agreement:
Membership stock — class B	$5,000	$5,000
Activity stock	65,425	65,425
Excess stock	9,000	9,000
Aggregate total	79,425	79,425
Collateral pledged to the FHLB:
As of the reporting date and maximum during the reporting period	3,286,717	2,555,673
Funding capacity currently available	2,238,000	1,628,000
Total reserves related to the funding agreement	1,568,348	1,569,051
Agreement assets and liabilities
General account assets	79,425	79,425
General account liabilities	1,568,348	1,569,051

The Company invested in Class B of membership stock which is not eligible for redemption. The maximum amount of aggregate borrowings from FHLB at any time during 2024 and 2023, the actual or estimated borrowing capacity as determined by the Company in accordance with current and potential acquisitions of FHLB stock, amounts to $2,238,000 and $1,628,000, respectively.

7.  FEDERAL INCOME TAXES

Components of Net Deferred Tax Asset/ (Liability)

The net deferred tax asset/liability at December 31, 2024 and 2023 and the change is comprised of the following components:

	December 31, 2024
	Ordinary	Capital	Total
Gross deferred tax assets	$505,359	$96,444	$601,803
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	505,359	96,444	601,803
Deferred tax assets nonadmitted	—	—	—
Subtotal net admitted deferred tax asset	505,359	96,444	601,803
Gross deferred tax liabilities	126,440	17,591	144,031
Net admitted deferred tax asset / (liability)	$378,919	$78,853	$457,772
	December 31, 2023
	Ordinary	Capital	Total
Gross deferred tax assets	$453,245	$48,041	$501,286
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	453,245	48,041	501,286
Deferred tax assets nonadmitted	—	—	—
Subtotal net admitted deferred tax asset	453,245	48,041	501,286
Gross deferred tax liabilities	173,677	17,132	190,809
Net admitted deferred tax asset / (liability)	$279,568	$30,909	$310,477

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

	Change
	Ordinary	Capital	Total
Gross deferred tax assets	$52,114	$48,403	$100,517
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	52,114	48,403	100,517
Deferred tax assets nonadmitted	—	—	—
Subtotal net admitted deferred tax asset	52,114	48,403	100,517
Gross deferred tax liabilities	(47,237)	459	(46,778)
Net admitted deferred tax asset / (liability)	$99,351	$47,944	$147,295

The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which the temporary differences are deductible and prior to the expiration of capital loss, net operating loss, and tax credit carryforwards. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected taxable income, and tax planning strategies in making this assessment. Management believes it is more likely than not that all deferred tax assets will be realized based on projected taxable income and available tax planning strategies.

Components of Admission Calculation

The admission calculation components under SSAP No. 101 are as follows:

	December 31, 2024
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (excluding threshold limitation)	373,481	86,956	460,437
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	373,481	86,956	460,437
Adjusted gross deferred tax assets allowed per limitation	—	—	534,677
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from above) offset by gross deferred tax liabilities	131,879	9,488	141,367
Deferred tax assets admitted as the result of application of SSAP No. 101	$505,360	$96,444	$601,804
	December 31, 2023
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (excluding threshold limitation)	281,538	32,558	314,096
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	281,538	32,558	314,096
Adjusted gross deferred tax assets allowed per limitation	—	—	381,063
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from above) offset by gross deferred tax liabilities	171,708	15,483	187,191
Deferred tax assets admitted as the result of application of SSAP No. 101	$453,246	$48,041	$501,287

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

	Change
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (excluding threshold limitation)	91,943	54,398	146,341
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	91,943	54,398	146,341
Adjusted gross deferred tax assets allowed per limitation	—	—	153,614
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from above) offset by gross deferred tax liabilities	(39,829)	(5,995)	(45,824)
Deferred tax assets admitted as the result of application of SSAP No. 101	$52,114	$48,403	$100,517

Other Admissibility Criteria

	December 31,
	2024	2023
Ratio Percentage Used To Determine Recovery Period	773%	752%
Ratio percentage used to determine recovery period and threshold limitation amount	$4,436,180	$3,289,585

Impact of Tax Planning Strategies

	December 31, 2024
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
Adjusted gross DTAs	$505,359	$96,444	$601,803
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	41%	90%	49%
Net admitted adjusted gross DTAs	505,359	96,444	601,803
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	41%	90%	49%
	December 31, 2023
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
Adjusted gross DTAs	$453,245	$48,041	$501,286
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	30%	68%	33%
Net admitted adjusted gross DTAs	453,245	48,041	501,286
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	30%	68%	33%

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

	Change
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
Adjusted gross DTAs	$52,114	$48,403	$100,517
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	12%	22%	16%
Net admitted adjusted gross DTAs	52,114	48,403	100,517
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	12%	22%	16%

There are no temporary differences for which deferred tax liabilities are not recognized.

Current Tax Expense and Change in Deferred Tax

Current income taxes incurred consist of the following categories:

	2024	2023	Change
Federal income tax expense (benefit) on operations	$(207,188)	$100,448	$(307,636)
Federal income tax on net capital gains	(20,634)	44,501	(65,135)
Current year income tax expense	$(227,822)	$144,949	$(372,771)

The main components of the deferred tax amounts from book/tax differences are as follows:

	December 31
	2024	2023	Change
Deferred tax assets
Policyholder reserves	$311,596	$287,280	$24,316
Investments	15,305	17,190	(1,885)
Deferred acquisition costs	160,408	128,688	31,720
Receivables — nonadmitted	10,098	11,540	(1,442)
Other	7,952	8,547	(595)
	505,359	453,245	52,114
Nonadmitted	—	—	—
Admitted ordinary deferred tax asset	505,359	453,245	52,115
Capital	96,444	48,041	48,403
Nonadmitted	—	—	—
Admitted capital deferred tax asset	96,444	48,041	48,403
Admitted deferred tax asset	$601,803	$501,286	$100,517
Deferred tax liabilities
Investments	$104,332	$143,957	$(39,625)
Deferred and uncollected premiums	6,778	2,340	4,438
Policyholder reserves	15,330	27,380	(12,050)
	126,440	173,677	(47,237)
Capital	17,591	17,132	459
Deferred tax liabilities	144,031	190,809	(46,778)
Net deferred tax assets	$457,772	$310,477	$147,295

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31, 2024				December 31, 2023
	Ordinary	Capital	Total	Ordinary	Capital	Total	Change
Total deferred tax assets (admitted and nonadmitted)	$505,359	$96,444	$601,803	$453,245	$48,041	$501,286	$100,517
Total deferred tax liabilities	(126,440)	(17,591)	(144,031)	(173,677)	(17,132)	(190,809)	46,778
Net deferred tax assets/ (liabilities)	$378,919	$78,853	$457,772	$279,568	$30,909	$310,477	$147,295
Tax effect of unrealized (gain) / losses							(3,344)
Tax effect of balance sheet only adjustments							(315,966)
Change in net deferred income tax							$(172,015)

Reconciliation of Federal Income Tax Rate to Actual Rate

The significant items causing a difference between the statutory federal income tax rate and the Company's effective income tax rate are as follows:

	December 31, 2024
	Amount	Tax Effect	Effective Rate
Provision computed at statutory rate	$(102,601)	$(21,546)	21.0%
Amortization of interest maintenance reserve	(112,514)	(23,628)	23.0%
Other permanent adjustments	(17,086)	(3,588)	3.5%
Tax on non-admitted assets	6,867	1,442	(1.4)%
Prior year tax returns adjustments	(4,543)	(954)	0.9%
Tax credits	(142,324)	(29,888)	29.1%
DREs	(100,157)	(21,033)	20.5%
Ceding commissions	211,214	44,355	(43.2)%
Subpart F Income/(Loss)	6,338	1,331	(1.3)%
Other net	(10,948)	(2,299)	2.2%
Total income taxes	$(265,754)	$(55,808)	54.4%
Federal income tax expense		(207,188)	201.9%
Realized capital gains (losses) tax		(20,634)	20.1%
Change in net deferred income taxes		172,014	(167.7)%
Total federal income taxes		$(55,808)	54.4%

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

	December 31, 2023
	Amount	Tax Effect	Effective Rate
Provision computed at statutory rate	$142,975	$30,025	21.0%
Amortization of interest maintenance reserve	12,167	2,555	1.8%
Prior Period Adjustment	(20,067)	(4,214)	(2.9)%
Other permanent adjustments	(19,819)	(4,162)	(2.9)%
Tax on non-admitted assets	(47,290)	(9,931)	(6.9)%
Prior year true-up	(452)	(95)	(0.1)%
Prior year tax returns adjustments	(7,519)	(1,579)	(1.1)%
Tax credits	9,319	1,957	1.4%
DREs	(371)	(78)	(0.1)%
Ceding commissions	(1,633)	(343)	(0.2)%
Nontaxable income	(10,733)	(2,254)	(1.6)%
Total income taxes	$56,577	$11,881	8.3%
Federal income tax expense		100,448	70.3%
Realized capital gains (losses) tax		44,501	31.1%
Change in net deferred income taxes		(133,067)	(93.1)%
Total federal income taxes		$11,882	8.3%

As a result of tax reform ("Tax Cuts and Jobs Act, effective in 2018") the Company can no longer carry back future net operating losses (capital losses are still eligible for carry back), therefore there are no available taxes for recoupment.

At December 31, 2024, the Company has $91M of capital loss carryforwards and no operating loss foreign tax credit or any business credit carry-forwards. At December 31, 2024, the Company had no deposits admitted under IRC Section 6603.

The Company will file in a consolidated life/non-life federal income tax return with its parent, Global Atlantic Limited (Delaware), and its affiliates. The Company is a party to a written agreement, approved by the Company's Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity within the consolidated group.

The IRS routinely audits the Company's federal income tax returns, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. The Company believes that its income tax filing positions and deductions will be sustained on audit, and does not anticipate any adjustments that will result in a material, adverse effect on the Company's financial condition, results of operations, or cash flow. Therefore, no reasonable estimate can be made for tax loss contingencies and none has been recorded.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as a component of its income tax provision. As of December 31, 2024 and 2023, the Company has no amounts accrued for the payment of interest and penalties, which does not include the federal tax benefit of interest deductions, where applicable. The Company had no unrecognized tax benefits as of December 31, 2024 and 2023.

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2020. The Company has no tax positions for which it believes it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.

In June 2007, the Financial Accounting Standard Board (FASB) issued FASB interpretation (FIN) No. 48, According for Uncertainty in Income Taxes (FIN No. 48). The NAIC is still evaluating the applicability of FIN No. 48 to Statutory Financial Reporting. The Company continues to recognize tax benefits and related reserves in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (SSAP No. 5R). The Company believes that its income tax filing positions and deductions will be sustained in audit, and does not anticipate any adjustments that will results in a material, adverse effect on the Company's financial condition, results of operations, or cash flow. Therefore, no contingent tax liabilities have been recorded pursuant to SSAP No. 5R as modified by SSAP No. 101.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

On August 16, 2022, the Inflation Reduction Act (the "IRA") was signed into law. The IRA enacted a new 15% corporate minimum tax ("CAMT") on the "adjusted financial statement income" of certain large corporations, which became effective on January 1, 2023. As required under the authoritative guidance of ASC 740, Income Taxes, we reviewed the impact on income taxes due to the change in legislation and concluded there was no material impact to the financial statements for the years ended December 31, 2024 and 2023.

8.  REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance basis and modified coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance and funds withheld coinsurance differ from coinsurance in that the ceding company retains the assets supporting the reserves while the risk is transferred to the reinsurer.

The Company assumes certain preneed life insurance policies from one non-affiliated company. This block of assumed business is in run-off. As of December 31, 2024 and 2023, FLIC assumed $18,052 and $19,400 of reserves. The Company accounts for its assumed reinsurance business on a basis consistent with those used in accounting for the original policies issued.

The Company assumes on a modified coinsurance (Modco) basis certain preneed life insurance policies from one non-affiliated company. This block of assumed business is in run-off. As of December 31, 2024 and 2023, FLIC assumed $230,817 and $230,646 of Modco reserves. The Company accounts for its assumed reinsurance business on a basis consistent with those used in accounting for the original policies issued.

Effective May 13, 2024, the Company entered into a coinsurance agreement with Commonwealth Annuity and Life Insurance Company whereby it ceded funding agreements. The total accumulated ceded reserves were $3,875,282 as of December 31, 2024.

Effective December 31, 2024, the Company entered into a reinsurance agreement with a non-affiliated party on a coinsurance basis where the company ceded $274,424 of reserves as of December 31, 2024.

Reinsurance assumed for the years ended December 31, is as follows:

	December 31,
	2024	2023	2022
Reinsurance premiums assumed — non-affiliated	$112	$382	$739
Reserves assumed — non-affiliated	18,052	19,400	20,761
Modco reserves assumed — non-affiliated	230,817	230,646	243,028

Reinsurance ceded for years ended December 31, is as follows:

	December 31,
	2024	2023	2022
Reinsurance premiums ceded — affiliated	$6,326,874	$4,910,069	$4,199,022
Reinsurance premiums ceded — non-affiliated	291,632	19,198	21,722
Reserves ceded — affiliated	29,578,476	22,459,709	20,469,475
Reserves ceded — non-affiliated	274,424	—	—
Modco reserves ceded — affiliated	2,228,329	2,419,343	2,532,871
Contract claims unpaid ceded — affiliated	5,366	6,123	7,212
Contract claims unpaid ceded — non-affiliated	1,410	1,413	1,686

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

The effects of reinsurance premiums for the years ended December 31, were as follows:

	December 31,
	2024	2023	2022
Direct	$15,411,578	$11,427,886	$9,715,787
Reinsurance assumed — non-affiliated	112	382	739
Less: Reinsurance ceded — affiliated	6,326,874	4,910,069	4,199,022
Less: Reinsurance ceded — non-affiliated	291,632	19,198	21,722
Net premiums	$8,793,184	$6,499,001	$5,495,782

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by ceding certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on the Company's review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound and there was no allowance for uncollectible amounts as of December 31, 2024 and 2023.

9.  PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums represent annual or fractional premiums, either due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full life insurance premium for the current policy year has been collected. Gross premiums as represented below are net of reinsurance. Loading is the amount added to premiums to cover operating expenses. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.

As of December 31, 2024 and 2023, the Company had deferred and uncollected life insurance premiums (excluding accident and health) as follows:

	Year Ended December 31,
	2024					2023
	Gross	Loading	Net	Non- Admitted	Net Admitted	Gross	Loading	Net	Non- Admitted	Net Admitted
Ordinary new business	$42,360	$19,491	$22,869	$—	$22,869	$2,395	$1,220	$1,175	$—	$1,175
Ordinary renewal business	4,285	1,586	2,699	—	2,699	3,865	1,341	2,524	—	2,524
Group life	13,014	6,301	6,713	—	6,713	14,761	7,316	7,445	—	7,445
Total	$59,659	$27,378	$32,281	$—	$32,281	$21,021	$9,877	$11,144	$—	$11,144

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

10.  ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

As of December 31, 2024, the Company's annuity reserves, supplementary contract reserves and deposit liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities:

	Year Ended December 31, 2024
	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$25,593,369	$752,933	$26,346,302	44.9%
At book value less current surrender charge of 5% or more	24,761,966	15,395	24,777,361	42.2%
Total with adjustment or at fair value	50,355,335	768,328	51,123,663	87.1%
At book value without adjustment (minimal or no charge adjustment)	5,343,885	1,982,116	7,326,001	12.5%
Not subject to discretionary withdrawal:	262,897	—	262,897	0.4%
Total (gross)	55,962,117	2,750,444	58,712,561	100.0%
Less: reinsurance ceded	(24,257,948)	—	(24,257,948)
Total (net)	$31,704,169	$2,750,444	$34,454,613

Group Annuities:

	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$370,818	$—	$370,818	26.1%
At book value less current surrender charge of 5% or more	820,885	—	820,885	57.7%
Total with adjustment or at fair value	1,191,703	—	1,191,703	83.8%
At book value without adjustment (minimal or no charge adjustment)	230,726	—	230,726	16.2%
Not subject to discretionary withdrawal:	—	—	—	—%
Total (gross)	1,422,429	—	1,422,429	100.0%
Less: reinsurance ceded	(516,846)	—	(516,846)
Total (net)	$905,583	$—	$905,583

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

Total Deposit-type Contracts:

	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—%
Total with adjustment or at fair value	—	—	—	—%
At book value without adjustment (minimal or no charge adjustment)	—	—	—	—%
Not subject to discretionary withdrawal:	7,188,690	—	7,188,690	100.0%
Total (gross)	7,188,690	—	7,188,690	100.0%
Less: reinsurance ceded	(3,881,176)	—	(3,881,176)
Total (net)	$3,307,514	$—	$3,307,514

	Year Ended December 31, 2024
	General Account	Separate Account without Guarantees	Total
Reconciliation of total annuity actuarial reserves and deposit fund liabilities amounts:
Life, accident & health, and supplemental contracts with life contingencies	$35,917,266	$—	$35,917,266
Separate Accounts	—	2,750,444	2,750,444
Total annuity actuarial reserves and deposit liabilities	35,917,266	2,750,444	38,667,710

As of December 31, 2024, the Company's life reserves, that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Year Ended December 31, 2024
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Other permanent cash value life insurance	$—	$2,678,431	$2,782,051
Miscellaneous reserves	—	—	9,091
Total (gross)	—	2,678,431	2,791,142
Less: reinsurance ceded	—	(1,142,281)	(1,192,839)
Total (net)	$—	$1,536,150	$1,598,303
	Year Ended December 31, 2024
	General Account	Separate Account without Guarantees	Total
Reconciliation of total life & accident & health reserves:
Life insurance reserves	$1,593,300	$—	$1,593,300
Accidental death benefit reserves	1	—	1
Disabled lives reserves	2	—	2
Miscellaneous reserves	5,000	—	5,000
Total life and accident & health reserves	1,598,303	—	1,598,303

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

As of December 31, 2023, the Company's annuity reserves, supplementary contract reserves and deposit liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities:

	Year Ended December 31, 2023
	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$21,171,756	$143,639	$21,315,395	42.4%
At book value less current surrender charge of 5% or more	20,707,803	27,775	20,735,578	41.3%
Total with adjustment or at fair value	41,879,559	171,414	42,050,973	83.7%
At book value without adjustment (minimal or no charge adjustment)	5,854,328	2,160,921	8,015,250	16.0%
Not subject to discretionary withdrawal:	179,399	—	179,399	0.4%
Total (gross)	47,913,286	2,332,335	50,245,621	100.0%
Less: reinsurance ceded	(20,578,846)	—	(20,578,846)
Total (net)	$27,334,440	$2,332,335	$29,666,775

Group Annuities:

	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$345,619	$—	$345,619	19.6%
At book value less current surrender charge of 5% or more	1,169,820	—	1,169,820	66.3%
Total with adjustment or at fair value	1,515,439	—	1,515,439	85.9%
At book value without adjustment (minimal or no charge adjustment)	248,104	—	248,104	14.1%
Not subject to discretionary withdrawal:	—	—	—	—%
Total (gross)	1,763,543	—	1,763,543	100.0%
Less: reinsurance ceded	(687,607)	—	(687,607)
Total (net)	$1,075,936	$—	$1,075,936

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

Total Deposit-type Contracts:

	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—%
Total with adjustment or at fair value	—	—	—	—%
At book value without adjustment (minimal or no charge adjustment)	—	—	—	—%
Not subject to discretionary withdrawal:	6,754,617	—	6,754,617	100.0%
Total (gross)	6,754,617	—	6,754,617	100.0%
Less: reinsurance ceded	(4,770)	—	(4,770)
Total (net)	$6,749,847	$—	$6,749,847

	Year Ended December 31, 2023
	General Account	Separate Account without Guarantees	Total
Reconciliation of total annuity actuarial reserves and deposit fund liabilities amounts:
Life, accident & health, and supplemental contracts with life contingencies	$35,160,225	$—	$35,160,225
Separate Accounts	—	2,332,335	2,332,335
Total annuity actuarial reserves and deposit liabilities	35,160,225	2,332,335	37,492,560

As of December 31, 2023, the Company's life reserves, that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Year Ended December 31, 2023
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Other permanent cash value life insurance	$—	$2,515,067	$2,622,902
Miscellaneous reserves	—	—	18,182
Total (gross)	—	2,515,067	2,641,084
Less: reinsurance ceded	—	(1,131,780)	(1,188,488)
Total (net)	$—	$1,383,287	$1,452,596
	Year Ended December 31, 2023
	General Account	Separate Account without Guarantees	Total
Reconciliation of total life & accident & health reserves:
Life insurance reserves	$1,442,593	$—	$1,442,593
Accidental death benefit reserves	1	—	1
Disabled lives reserves	2	—	2
Miscellaneous reserves	10,000	—	10,000
Total life and accident & health reserves	1,452,596	—	1,452,596

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

11.  CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The maximum amount of ordinary dividends that can be paid during a 12-month period by life insurance companies domiciled in Indiana, without prior approval of the Insurance Commissioner, is the greater of 10% of capital and surplus (excluding special unassigned funds) on the most recent preceding annual statement or the net gain from operations on the most recent preceding annual statement. Likewise, a dividend from any source of money other than earned surplus / unassigned funds must be approved before the dividend is paid. The maximum ordinary dividend the Company can pay in 2025 is $402,228.

On June 20, September 30 and December 23, 2024 the Company received $500,000, $400,000, and $175,000 cash contributions from Commonwealth Annuity.

On December 26, 2023, the Company received a $100,000 cash contribution from Commonwealth Annuity.

On December 27, 2022, the Company received a $100,000 cash contribution from Commonwealth Annuity.

The Company's unassigned surplus was impacted by each item below as follows:

	December 31,
	2024	2023	2022
Unrealized gains (losses)	$(4,565)	$102,903	$75,949
Nonadmitted asset values	6,866	(47,289)	6,889
Asset valuation reserves	(413,896)	(438,686)	(390,901)

The Company must meet minimum capital and surplus requirements under a risk-based capital (RBC formula). RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium, and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve plus subsidiary asset valuation reserves, plus 50% of dividends apportioned for payment, plus 50% of subsidiary dividends apportioned for payment, and was $4,436,180 at December 31, 2024.

12.  RELATED PARTY TRANSACTIONS

Service Agreements

The Company and its subsidiaries entered into a Service and Expense Agreement with Global Atlantic Financial Group Limited (GAFG) under which GAFG and affiliates agreed to provide personnel, management services, administrative support, the use of facilities and such other services as the parties may agree to from time to time. The agreement was filed with the Insurance department of the State of Indiana. The Company recognized $286,667, $314,386, and $270,433 in intercompany charges for 2024, 2023, and 2022 respectively.

On February 1 2021, the Company entered into an investment management agreement with Kohlberg Kravis Roberts & Co. L.P., a Delaware limited partnership and KKR subsidiary. The Company recorded expenses for these agreements of $151,718 and 141,023 as of December 31, 2024 and 2023, respectively.

Affiliated Investments

In 2022, the NAIC clarified that certain investments which are originated, sponsored or managed by affiliated entities shall be reported as affiliated investments even if the underlying assets are unrelated third party investments with no credit exposure to affiliates. The Company holds investments of this type, which are included in total affiliated invested assets listed below:

	December 31,
	2024	2023
Bonds	$9,819,128	$8,843,184
Mortgages	2,849,160	2,103,568
Other Invested Assets	2,109,317	1,015,844
	$14,777,605	$11,962,596

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

Payable/Receivable from Affiliates

The Company reported a net receivable to parent, subsidiaries and affiliates of $17,761 and $2,075 as of December 31, 2024 and 2023, respectively. All intercompany balances shown as payable to or from parent, subsidiaries and affiliates are settled within 30 days of their incurrence under the terms of the intercompany expense sharing agreements.

The Company has funds withheld agreements with related parties. Amounts due to affiliates related to funds withheld agreements were $0 and $56,672 for the year ended December 31, 2024 and 2023, respectively. Amounts due from affiliates related to funds withheld agreements were $112,297 and $49,067 for the year ended December 31, 2024 and 2023, respectively. All intercompany balances related to funds withheld agreements are settled in the subsequent quarter.

13.  COMMITMENTS AND CONTINGENCIES

Litigation

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business.

Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses, or ranges of losses, for cases or proceedings where there is only a reasonable possibility that a loss may be incurred.

In connection with a cybersecurity incident on May 29, 2023, related to services provided to several companies by Pension Benefits Information LLC, and its use of MOVEit software ("PBI/MOVEit Incident"), The Global Atlantic Financial Group LLC or some of its affiliates have received a total of five putative class action complaints alleging failure to properly secure and safeguard customers' sensitive information. Four cases originated in United States District Court for the Southern District of New York: Clancy, Michael v. The Global Atlantic Financial Group LLC (1:23-cv-07975) filed September 8, 2023, Guzman, Marcelina v. The Global Atlantic Financial Group LLC (1:23-cv-08150) filed September 14, 2023, and Hendrix, Eudoice v. Global Atlantic Financial Company, Accordia Life and Annuity Company, Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and Forethought Life Insurance Company (1:23-cv-08058) filed September 12, 2023, and Bernstein, Michael v. The Global Atlantic Financial Group LLC (1:23-cv-9868) filed in New York state court September 15, 2023. A fifth case was filed in the United States District Court for the Southern District of Indiana, but subsequently was voluntarily dismissed: Hansa v. Forethought Life Insurance Company, Global Atlantic Insurance Network LLC, and The Global Atlantic Financial Group LLC (1:23-cv-01549) filed August 28, 2023. The Company itself is currently a party only in the Hendrix case. A judicial panel consolidated certain PBI/MOVEit Incident-related litigation in an MDL and transferred the cases to the District of Massachusetts, before Judge Allison Burroughs. This order applies to all matters against The Global Atlantic Financial Group LLC and its affiliates.

However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on its financial position or results of operations.

Assessments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

Commitments

The Company has an operational servicing agreement with a third party administrator for contract / policy administration. As of December 31, 2024, the purchase commitments relating to the agreement with the third party administrator were as follows:

2025	$15,520
2026	12,109
2027	6,267
2028	—
2029	—
2030 and thereafter	—
Total	$33,896

The Company has funding commitments subsequent to December 31, 2024 for the following:

Commercial mortgage loans and other lending facilities	$680,541
Private equities	470
LIHTC partnerships	268
Limited partnerships	4,144
Collateral loans	36,690

14.  SUBSEQUENT EVENTS

The Company has evaluated subsequent events from December 31, 2024 through March 18, 2025, the date that these financial statements were available to be issued, and determined that there are no Type — I Recognized or Type — II, Non Recognized subsequent events.

15.  COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

	December 31,
	2024	2023
Admitted disallowed IMR	$94,137	$—
Guaranty funds	38,384	432
Intercompany receivable	17,761	2,075
Other miscellaneous assets	499	—
Total other assets	$150,781	$2,507

Other liabilities consist of the following:

	December 31,
	2024	2023
Payable for securities	$23,947	$142,803
Derivative collateral	1,059,286	537,830
Remittances and items not allocated	165,434	314,410
Commission payables	13,935	11,148
Derivatives	9,858	24,028
Bond repurchase agreement	—	1,318,432
Other miscellaneous liabilities	42,505	44,535
Total other liabilities	$1,314,965	$2,393,186

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

Other income consists of the following:

	December 31,
	2024	2023	2022
IMR adjustment on ceded gains (losses)	$(47,805)	$5,160	$(33,432)
Other income on reinsurance ceded	57,043	(21,891)	30,835
Other miscellaneous income	(33)	(77)	(20)
Total other income	$9,205	$(16,808)	$(2,617)

Other expenses consist of the following:

	December 31,
	2024	2023	2022
Funds withheld net investment income ceded	$538,936	$457,632	$338,961
Funds withheld policy loan interest	54	136	143
FwH futures realized/unrealized (gains)/losses	(49,948)	(57,113)	(228,855)
Miscellaneous expense	1,102	1,208	1,155
Total other expenses	$490,144	$401,863	$111,404

16.  SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for variable annuity transactions. In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2024 and 2023, the Company's separate account statement included legally insulated assets of $2,002,153 and $2,197,646 respectively.

The assets legally insulated from the general account as of December 31, 2024 are attributed to the following products/transactions:

Product/Transaction	Legally Insulated Assets	Separate Account Assets (Not Legally Insulated)
ForeRetirement Variable Annuity	$1,996,968	$—
Huntington ForeRetirement Variable Annuity	5,185	—
Forethought Variable Interest Trust	—	752,932
Total	$2,002,153	$752,932

Separate account assets held by the Company relate to individual variable annuities of a nonguaranteed nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some variable annuities provide an incidental death benefit equal to the greater of the highest contract value on a certain date or premium paid and/or a lifetime withdrawal benefit as a portion of highest contract value on a certain date.

The maximum amount associated with death benefit guarantees for 2024 was $367,044 with associated risk charges paid by the separate account to compensate for these risks of $13,024. The maximum amount associated with withdrawal benefit guarantees for 2024 was $897,243 with associated risk charges paid by the separate account of $43,090.

The maximum amount associated with death benefit guarantees for 2023 was $328,511 with associated risk charges paid by the separate account to compensate for these risks of $13,802. The maximum amount associated with withdrawal benefit guarantees for 2023 was $999,962 with associated risk charges paid by the separate account of $42,885.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2024, 2023 and 2022

(Dollars in thousands)

The maximum amount associated with death benefit guarantees for 2022 was $313,436 with associated risk charges paid by the separate account to compensate for these risks of $14,637. The maximum amount associated with withdrawal benefit guarantees for 2022 was $1,089,023 with associated risk charges paid by the separate account of $40,632.

Information regarding the Separate Accounts of the Company as of December 31, 2024 and 2023 is as follows:

	Non-Guaranteed Separate Accounts
	2024	2023
Premiums, considerations or deposits	$626,307	$111,962
Reserves for accounts with assets at:
Fair value	2,750,444	2,332,335
By withdrawal characteristics
With market value adjustment	752,932	143,639
At book value without market value adjustment and with current surrender charge of 5% or more	15,395	27,775
At book value without market value adjustment and with current surrender charge of less than 5%	1,982,117	2,160,921
Total	$2,750,444	$2,332,335

Reconciliation of net transfers to / (from) separate accounts as reported in the Statements of Operations for the year ended December 31, 2024, December 31, 2023, and December 31, 2021 is as follows:

	2024	2023	2022
Transfers to separate accounts	$633,321	$140,544	$68,677
Transfers from separate accounts	361,681	304,425	264,527
Net transfers from separate accounts	$271,640	$(163,881)	$(195,850)
Reconciling adjustments:
Reinsurance	349,540	270,003	223,645
Transfers as reported in the Statements of Operations	$621,180	$106,122	$27,795

17.  RECONCILIATION TO ANNUAL STATEMENT

Subsequent to the filing of the Company's Annual Statement in February 2023 and prior to the issuance of the Company's audited financial statements as of and for the year ended December 31, 2022, the Company identified and reclassified balances related to the cash flows which effectively increased mortgage loans foreign exchange in book value and policies in good order reclassifications. A summary reconciliation of the Annual Statement balances to the audited financial statements is as follows:

	Net cash from operations	Net cash from investments	Net cash from financing	Net change in cash
As reported in the 2022 annual statement	$3,041,180	$(5,523,356)	$3,811,500	$1,329,324
2022 Adjustments:
Mortgage loans foreign exchange change in book value reclassification	$2,878	$—	$(2,878)	$—
Policies in good order reclassification	$25,000	$—	$(25,000)	$—
Total	$3,069,058	$(5,523,356)	$3,783,622	$1,329,324

Supplementary Information

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2024

(Dollars in thousands)

Investment income earned
Bonds, term notes and loans	$1,529,610
Preferred stocks (unaffiliated)	821
Preferred stocks (affiliated)	—
Common stocks (unaffiliated)	3,712
Common stocks (affiliated)	—
Mortgage loans	1,066,178
Premium notes, policy loans and liens	119
Short-term investments	102,006
Other invested assets	283,013
Real estate income	338
Derivative instruments	(13,982)
Gross investment income	$2,971,815
Other long term assets — statement value	$2,794,487
Bonds and Short-Term Investments by Maturity and Class by Maturity (weighted based on future cashflows) — Statement Value
Due within one year or less	$3,140,999
Over 1 year through 5 years	7,955,193
Over 5 years through 10 years	5,424,031
Over 10 years through 20 years	6,765,561
Over 20 years	5,084,470
Total by maturity	$28,370,254
by Class — Statement Value
Class 1	$19,899,655
Class 2	6,723,404
Class 3	993,597
Class 4	513,254
Class 5	212,773
Class 6	27,571
Total by class	$28,370,254
Total bonds publicly traded	$8,830,728
Total bonds privately placed	19,539,526
Total	$28,370,254
Mortgage loans on real estate by standing (book value including nonadmitted portion):
Commercial mortgages	$11,653,424
Residental mortgages	9,376,696
Total	$21,030,120
Mortgage loans on real estate by by standing (book value):
Good standing	$20,738,133
Interest overdue more than 90 days, not in foreclosure	106,178
Mortgage loans in the process of foreclosure	185,809
Total	$21,030,120
Collateral loans	$1,045,853
Stock of parents, subsidiaries, and affiliates (book value including nonadmitted portion) — bonds	$—
Preferred stocks — statement value	$65,283
Common stocks — market value	$89,960
Options, Caps & Floors Owned — Statement Value	$946,936

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Selected Statutory Basis Financial Data
December 31, 2024

(Dollars in thousands)

Short-term investments — book value:	$482,937
Cash equivalents — book value	$725,012
Cash on deposit	$403,177
$1,611,126
Life insurance in force
Ordinary life	$796,170
Group life	1,580,232
$2,376,402
Annuities
Ordinary
Deferred — fully paid account balance	$31,897,919
Deferred — not fully paid account balance	29
$31,897,948
Group
Fully paid account balance	$907,233
Not fully paid account balance	500
$907,733
Accident and health insurance — premiums in force:
Ordinary	$69,393
Group	5,325
$74,718
Claim payments:
Other accident and health —
2024	$17,761
2023	$19,428
Claims reserves:
2024	$27,125
2023	$22,117
Deposit funds and dividend accumulations:
Deposit funds — account balance	$6,873,368
Dividend accumulations — account balance	$—

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories
December 31, 2024

(Dollars in thousands)

Investment Risk Interrogatories

1.  The Company's admitted assets as reported in the statutory basis statements of admitted assets, liabilities and capital and surplus is $56,986,693 at December 31, 2024.

2.  The 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. government, US Government agency securities and those U.S government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, (ii) property occupied by the Company and (iii) policy loans

Investment Category	Issuer	Amount	Percentage of Total Admitted Assets
Bonds	2.01 BEAR FINANCING L.P	$622,875	1.1%
Bonds	2.02 THUNDERBIRD 2021-1 FINANCING LP	$596,492	1.0%
Bonds	2.03 LIGHTNING 2021-1 FINANCING LP	$593,248	1.0%
Bonds/Other Invested Assets	2.04 MOSTG 2020	$496,088	0.9%
Bonds	2.05 VECTOR FUNDED 2021	$442,138	0.8%
Other Invested Assets	2.06 eRESI Holdings Inc.	$362,750	0.6%
Mortgages	2.07 Wallaby (Mileway)	$359,746	0.6%
Bonds/Mortgages	2.08 ACX Prop II, LLC	$358,324	0.6%
Bonds/Other Invested Assets	2.09 SFSL Trust 2019-A	$332,154	0.6%
Other Invested Assets	2.10 KKR ASSOCIATES PROPERTY PARTNERS AMERICAS SCSP	$331,318	0.6%

3.  The amount and percentage of the Company's total admitted assets held in bonds, short-term investments and cash equivalents, and by NAIC rating is as follows:

NAIC Rating	Amount	Percentage of Total Admitted Assets
Bonds
3.01 NAIC-1	$19,899,655	34.9%
3.02 NAIC-2	$6,723,404	11.8%
3.03 NAIC-3	$993,597	1.7%
3.04 NAIC-4	$513,254	0.9%
3.05 NAIC-5	$212,773	0.4%
3.06 NAIC-6	$27,571	—%
	$28,370,254	49.8%
NAIC Rating	Amount	Percentage of Total Admitted Assets
Preferred Stocks
3.07 P/RP-1	$—	—%
3.08 P/RP-2		—%
3.09 P/RP-3	$20,915	—%
3.10 P/RP-4	$—	—%
3.11 P/RP-5	$—	—%
3.12 P/RP-6	$44,368	0.1%
	$65,283	0.1%

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories, continued
December 31, 2024

(Dollars in thousands)

4.  Assets held in foreign investments are as follows

	Amount	Percentage of Total Admitted Assets
4.02 Total admitted assets held in foreign investments	$4,877,917	8.6%
4.03 Foreign-currency-denominated investments	$1,870,594	3.3%
4.04 Insurance liabilities denominated in that same foreign currency	$—	—%

5.  Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
5.01 Countries rated NAIC-1	$4,841,842	8.5%
5.02 Countries rated NAIC-2	$30,431	0.1%
5.03 Countries rated NAIC-3 or below	$5,645	—%

6.  Largest foreign investment exposure to a single country, categorized by the country's NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
Countries rated NAIC-1
6.01 Cayman Islands	$2,149,620	3.8%
6.02 United Kingdom	$743,620	1.3%
Countries rated NAIC-2
6.03 Italy	$15,300	—%
6.04 Panama	$15,131	—%
Countries rated NAIC-3 or below
6.05 Liberia	$5,645	—%
6.06	$—	—%

a.  Assets held in unhedged foreign currency exposure are less than 2.5% of the Company's total admitted assets.

10.  Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer	NAIC Rating	Amount	Percentage of Total Admitted Assets
10.01 Wallaby (Mileway)	CM2	$359,746	0.6%
10.02 Blue Eagle 2020-2A, Ltd.	1, 2, 3 and NR	$263,155	0.5%
10.03 APOLLO MANAGEMENT HOLDIN	2	$206,479	0.4%
10.04 Project Platform	CM2	$204,673	0.4%
10.05 FDF 2018-4A	1	$146,721	0.3%
10.06 Project Scale	CM2	$138,958	0.2%
10.07 OELF 2019-3A	1	$137,934	0.2%
10.08 ORBEA LOGISTICS PORTFOLIO	CM2	$126,951	0.2%
10.09 ANCHF 2015-1A	1	$106,894	0.2%
10.10 CGMS 2018-3A	1, 2, 3 and 5	$102,549	0.2%

11.  Assets held in Canadian investments and unhedged Canadian currency exposure are less than 2.5% of the Company's total admitted assets.

12.  Assets held in investments with contractual sales restrictions are less than 2.5% of the Company's total admitted assets.

13.  Assets held in equity interests are less than 2.5% of the Company's total admitted assets.

14.  Assets held in nonaffiliated, privately placed equities are less than 2.5% of the Company's total admitted assets.

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories, continued
December 31, 2024

(Dollars in thousands)

15.  Assets held in general partnership interests are less than 2.5% of the Company's total admitted assets.

16.  With respect to mortgage loans reported in Schedule B, the Company's ten largest aggregate mortgage interests are as follows: The aggregate mortgage interest represents the combined value of all mortgages secured by the same group of properties:

Type	Amount	Percentage of Total Admitted Assets
16.01 Commercial	$359,746	0.6%
16.02 Residential	$309,465	0.5%
16.03 Commercial	$204,673	0.4%
16.04 Commercial	$198,545	0.3%
16.05 Commercial	$193,077	0.3%
16.06 Residential	$193,047	0.3%
16.07 Commercial	$192,168	0.3%
16.08 Commercial	$188,376	0.3%
16.09 Commercial	$184,770	0.3%
16.10 Commercial	$182,225	0.3%

  Amounts and percentages of the Company's total admitted assets held in the following categories of mortgage loans:

	Amount	Percentage of Total Admitted Assets
16.11 Construction loans	$—	0.0%
16.12 Mortgage loans over 90 days past due	$106,178	0.2%
16.13 Mortgage loans in the process of foreclosure	$185,809	0.3%
16.14 Mortgage loans foreclosed	$—	0.0%
16.15 Restructured mortgage loans	$—	0.0%

17.  Aggregate mortgage loans have the following loan-to-value ratios as determined for the most current appraisal as of the statement date:

	Residential		Commercial		Agricultural
Loan to Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
17.01 above 95%	$918,412	1.6%	$2,046,900	3.6%	$—	0.0%
17.02 91 to 95%	$12,231	0.0%	$37,095	0.1%	$—	0.0%
17.03 81 to 90%	$371,316	0.7%	$18,383	0.0%	$—	0.0%
17.04 71 to 80%	$2,339,840	4.1%	$821,020	1.4%	$—	0.0%
17.05 below 70%	$5,734,896	10.1%	$8,730,026	15.3%	$—	0.0%
	$9,376,696	16.5%	$11,653,424	20.4%	$—	0.0%

18.  Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5% of the Company's total admitted assets.

19.  Assets held in mezzanine real estate loans are less than 2.5% of the Company's total admitted assets.

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories, continued
December 31, 2024

(Dollars in thousands)

20.  Amounts and percentages if the reporting entity's total admitted assets subject to the following agreements:

	At Year-End		At End of Each Quarter
	Amount	Percentage	1st Qtr Amount	2nd Qtr Amount	3rd Qtr Amount
20.01 Securities lending (do not include assets held as collateral for such transactions)	$—	0.0%	$—	$—	$—
20.02 Repurchase agreements	$—	0.0%	$843,159	$567,362	$—
20.03 Reverse repurchase agreements	$—	0.0%	$—	$—	$—
20.04 Dollar repurchase agreements	$—	0.0%	$—	$—	$—
20.05 Dollar reverse repurchase agreements	$—	0.0%	$—	$—	$—

21.  Amounts and percentages of the reporting entity's total admitted assets for warrants attached to other financial instruments, options, caps and floors:

	Owned		Written
	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
21.01 Hedging	$959,859	1.7%	$(6,365)	0.0%
21.01 Income generation	$—	0.0%	$—	0.0%
21.01 Other	$—	0.0%	$—	0.0%
	$959,859	1.7%	$(6,365)	0.0%

22.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps and forwards:

	At Year-End		At End of Each Quarter
	Amount	Percentage	1st Qtr Amount	2nd Qtr Amount	3rd Qtr Amount
22.01 Hedging	$190,266	0.3%	$147,928	$158,370	$189,013
22.02 Income generation	$—	0.0%	$—	$—	$—
22.03 Replications	$—	0.0%	$—	$—	$—
22.04 Other	$—	0.0%	$—	$—	$—

23.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for future contracts:

	At Year-End		At End of Each Quarter
	Amount	Percentage	1st Qtr Amount	2nd Qtr Amount	3rd Qtr Amount
23.01 Hedging	$61,423	0.1%	$21,362	$21,716	$64,297
23.02 Income generation	$—	0.0%	$—	$—	$—
23.03 Replications	$—	0.0%	$—	$—	$—
23.04 Other	$—	0.0%	$—	$—	$—

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Summary Investment Schedule
For the Year Ended December 31, 2024

(Dollars in thousands)

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
Investment Categories
Long term bonds:
U.S. governments	$810,283	1.48%	$810,283	1.48%
All other governments	75,004	0.14%	75,004	0.14%
U.S. states, territories and possessions, etc. guaranteed	69,487	0.13%	69,487	0.13%
U.S. political subdivisions of states, territories, and possessions, guaranteed	43,242	0.08%	43,242	0.08%
U.S. special revenue and special assessment obligations, etc. non-guaranteed	1,238,132	2.26%	1,238,132	2.26%
Industrial and miscellaneous	15,483,927	28.28%	15,483,927	28.30%
Hybrid securities	62,329	0.11%	62,329	0.11%
Parent, subsidiaries and affiliates	9,819,128	17.93%	9,819,128	17.95%
SVO identified funds	—	—%	—	—%
Unaffiliated bank loans	427,766	0.78%	427,766	0.78%
Total long-term bonds	28,029,298	51.19%	28,029,298	51.23%
Preferred stocks:
Industrial and miscellaneous (unaffiliated)	65,283	0.12%	65,283	0.12%
Parent, subsidiaries and affiliates	—	—%	—	—%
Total preferred stocks	65,283	0.12%	65,283	0.12%
Common stocks:
Industrial and miscellaneous publicly traded (unaffiliated)	79,425	0.15%	79,425	0.15%
Industrial and miscellaneous other (unaffiliated)	10,535	0.02%	10,535	0.02%
Parent, subsidiaries and affiliates Other	—	—%	—	—%
Total common stocks	89,960	0.16%	89,960	0.16%
Mortgage loans:
Farm mortgages	—	—%	—	—%
Residential mortgages	9,376,696	17.13%	9,376,696	17.14%
Commercial mortgages	10,935,877	19.97%	10,935,877	19.99%
Mezzanine real estate loans	717,548	1.31%	717,548	1.31%
Total mortgage loans	21,030,120	38.41%	21,030,120	38.44%
Real estate:
Properties held for production of income	13,111	0.02%	13,111	0.02%
Properties held for sale	11,576	0.02%	11,576	0.02%
Total real estate	24,687	0.05%	24,687	0.05%
Cash	403,178	0.74%	403,177	0.74%
Cash equivalents	725,012	1.32%	725,012	1.33%
Short-term investments	482,937	0.88%	482,937	0.88%
Contract loans	3,160	0.01%	3,160	0.01%
Derivatives	1,066,195	1.95%	1,066,195	1.95%
Other invested assets	2,637,145	4.82%	2,632,145	4.81%
Receivables for securities	197,038	0.36%	162,342	0.30%
Total invested assets	$54,754,013	100.00%	$54,714,316	100.00%

*  Gross investment holdings as valued in compliance with the NAIC Accounting Practices and Procedures Manual

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Reinsurance Disclosures
For the Year Ended December 31, 2024

(Dollars in thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.  Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer's assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.		Yes ☐	No ☒
If yes, indicate the number of reinsurance contracts to which such provisions apply: __________
If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.	Yes ☐	No ☐	N/A ☐

2.  Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.		Yes ☐	No ☒
If yes, indicate the number of reinsurance contracts to which such provisions apply: __________
If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.	Yes ☐	No ☐	N/A ☐

3.  Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.  Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.  Provisions that permit settlements to be made less frequently than quarterly;

c.  Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.  The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

e.	Yes ☐	No ☒

4.  Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance — new for the reporting period	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☐

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Reinsurance Disclosures, continued
For the Year Ended December 31, 2024

(Dollars in thousands)

5.  Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a. Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or	Yes ☐	No ☐	N/A ☒
b. Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?	Yes ☐	No ☐	N/A ☒
If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:
________________________________________________________________________________